(FIDELITY_LOGO)(registered trademark)
FIDELITY ADVISOR
BALANCED FUND -
CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORTS
OCTOBER 31, 1998
AND THE ONE-MONTH
PERIOD ENDED
NOVEMBER 30, 1998
(FIDELITY_LOGO)


CONTENTS


PRESIDENT'S MESSAGE                3    Ned Johnson on investing strategies.

PERFORMANCE                        4    How the fund has done over time.

FUND TALK                          20   The managers' review of fund performance,
                                        strategy and outlook.

INVESTMENT CHANGES                 23   A summary of major shifts in the fund's
                                        investments.

INVESTMENTS NOVEMBER 30, 1998      24   A complete list of the fund's investments
                                        with their market values.

INVESTMENTS OCTOBER 31, 1998       55   A complete list of the fund's investments
                                        with their market values.

FINANCIAL STATEMENTS               85   Statements of assets and liabilities,
                                        operations, and changes in net assets,  as
                                        well as financial highlights.

NOTES                              94   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS  106  The auditors' opinion.

DISTRIBUTIONS                      107


NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor Balanced Fund recently changed from October 31 to November 30. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity funds. To reduce expenses and provide you with a comprehensive report covering both periods ended October 31 and November 30, we've combined both annual reports into one document.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:
The month of November proved to be a strong one for the stock and bond markets. The Dow Jones Industrial Average reached a record high. Merger activity, which had lulled during the summer correction, has increased significantly. Small-cap stocks posted their third consecutive month of positive returns, as did emerging markets. While bond returns generally were not at the levels of their equity counterparts, they were mostly positive nonetheless.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR BALANCED FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1998               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL A                  14.18%       64.35%        244.60%

FIDELITY ADV BALANCED - CL A  (INCL. 5.75%    7.61%        54.90%        224.78%
SALES CHARGE)

Fidelity Balanced Composite                   18.48%       116.57%       306.79%

 S&P 500 (registered trademark)               23.66%       181.25%       457.74%

 LB Aggregate Bond                            9.45%        42.40%        141.94%

Balanced Funds Average                        11.31%       88.42%        235.21%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class A's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 393 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1998             PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL A                14.18%       10.45%        13.17%

FIDELITY ADV BALANCED - CL A  (INCL. 5.75%  7.61%        9.15%         12.50%
SALES CHARGE)

Fidelity Balanced Composite                 18.48%       16.71%        15.06%


AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL A           FID Balanced Composite      S&P 500                     LB Aggregate Bond
             00249                       F0021                       SP001                       LB001
  1988/11/30       9425.00                    10000.00                    10000.00                    10000.00
  1988/12/31       9537.94                    10109.40                    10175.00                    10011.00
  1989/01/31       9913.17                    10611.63                    10919.81                    10155.16
  1989/02/28       9948.08                    10422.54                    10647.91                    10082.04
  1989/03/31      10115.50                    10586.17                    10896.00                    10125.39
  1989/04/30      10521.88                    11004.32                    11461.51                    10337.01
  1989/05/31      10866.43                    11387.49                    11925.70                    10608.88
  1989/06/30      11016.22                    11487.02                    11857.72                    10931.39
  1989/07/31      11516.55                    12207.26                    12928.47                    11164.23
  1989/08/31      11695.24                    12278.55                    13181.87                    10999.00
  1989/09/30      11713.49                    12273.39                    13127.82                    11055.09
  1989/10/31      11532.87                    12223.31                    12823.26                    11327.05
  1989/11/30      11767.68                    12419.38                    13084.85                    11434.65
  1989/12/31      11883.98                    12611.63                    13398.89                    11465.53
  1990/01/31      11309.11                    12043.85                    12499.82                    11329.09
  1990/02/28      11338.84                    12152.49                    12661.07                    11365.34
  1990/03/31      11497.55                    12349.12                    12996.59                    11373.30
  1990/04/30      11347.06                    12118.43                    12671.68                    11268.66
  1990/05/31      11768.43                    12970.84                    13907.16                    11602.21
  1990/06/30      11818.36                    13001.46                    13812.60                    11789.01
  1990/07/31      11787.90                    13048.26                    13768.40                    11951.70
  1990/08/31      11067.02                    12270.58                    12523.73                    11791.55
  1990/09/30      10811.58                    11952.78                    11913.83                    11889.41
  1990/10/31      10708.71                    11982.66                    11862.60                    12040.41
  1990/11/30      11192.20                    12550.16                    12628.92                    12299.28
  1990/12/31      11534.24                    12838.56                    12981.27                    12491.15
  1991/01/31      12129.76                    13238.10                    13547.25                    12646.04
  1991/02/28      12840.20                    13851.02                    14515.88                    12753.53
  1991/03/31      13166.33                    14090.37                    14867.16                    12841.53
  1991/04/30      13419.53                    14171.53                    14902.84                    12980.22
  1991/05/31      13978.67                    14571.73                    15546.65                    13055.50
  1991/06/30      13692.17                    14168.38                    14834.61                    13048.98
  1991/07/31      14277.76                    14643.31                    15525.90                    13230.36
  1991/08/31      14639.77                    14978.05                    15893.87                    13516.13
  1991/09/30      14747.55                    14949.60                    15628.44                    13790.51
  1991/10/31      15177.20                    15136.17                    15837.86                    13943.58
  1991/11/30      14822.74                    14825.88                    15199.60                    14071.86
  1991/12/31      15511.42                    16019.66                    16938.43                    14489.80
  1992/01/31      15613.46                    15753.73                    16623.37                    14292.74
  1992/02/29      15942.29                    15917.57                    16839.48                    14385.64
  1992/03/31      15885.69                    15695.68                    16511.11                    14305.08
  1992/04/30      16011.50                    16017.75                    16996.54                    14408.08
  1992/05/31      16331.73                    16185.94                    17079.82                    14680.39
  1992/06/30      16183.23                    16130.58                    16825.33                    14882.98
  1992/07/31      16655.82                    16658.05                    17513.49                    15186.59
  1992/08/31      16655.82                    16520.46                    17154.46                    15339.98
  1992/09/30      16793.61                    16716.06                    17356.88                    15522.52
  1992/10/31      16735.54                    16662.23                    17417.63                    15316.07
  1992/11/30      16840.07                    17004.48                    18011.57                    15319.14
  1992/12/31      16938.40                    17238.12                    18233.11                    15562.71
  1993/01/31      17257.99                    17457.39                    18386.27                    15861.51
  1993/02/28      17626.75                    17722.04                    18636.33                    16139.09
  1993/03/31      18292.04                    17976.17                    19029.55                    16206.88
  1993/04/30      18812.54                    17765.49                    18569.04                    16320.32
  1993/05/31      19171.94                    18060.40                    19066.69                    16341.54
  1993/06/30      19048.50                    18222.58                    19121.98                    16637.32
  1993/07/31      19248.35                    18220.40                    19045.49                    16732.15
  1993/08/31      19947.84                    18762.27                    19767.32                    17024.97
  1993/09/30      19761.34                    18695.85                    19615.11                    17070.93
  1993/10/31      20025.66                    18955.73                    20021.14                    17134.10
  1993/11/30      19761.34                    18783.23                    19830.94                    16988.46
  1993/12/31      20267.66                    18960.17                    20070.89                    17080.19
  1994/01/31      20831.01                    19449.34                    20753.30                    17310.78
  1994/02/28      20464.18                    18997.72                    20190.89                    17009.57
  1994/03/31      19646.89                    18313.05                    19310.57                    16589.43
  1994/04/30      19488.45                    18395.09                    19557.74                    16456.72
  1994/05/31      19567.67                    18575.36                    19878.49                    16455.07
  1994/06/30      19196.31                    18285.96                    19391.47                    16418.87
  1994/07/31      19567.51                    18791.38                    20027.51                    16745.61
  1994/08/31      19806.13                    19262.67                    20848.63                    16765.70
  1994/09/30      19673.78                    18866.24                    20337.84                    16519.25
  1994/10/31      19487.80                    19114.15                    20795.44                    16504.38
  1994/11/30      19222.12                    18679.64                    20038.07                    16468.07
  1994/12/31      19235.40                    18897.41                    20335.24                    16581.70
  1995/01/31      19181.82                    19341.08                    20862.53                    16910.02
  1995/02/28      19516.70                    19977.44                    21675.54                    17312.47
  1995/03/31      19840.97                    20379.91                    22315.19                    17418.08
  1995/04/30      20057.07                    20854.15                    22972.37                    17661.93
  1995/05/31      20448.76                    21677.10                    23890.58                    18345.45
  1995/06/30      20694.25                    22042.53                    24445.56                    18479.37
  1995/07/31      21007.39                    22461.69                    25256.17                    18438.72
  1995/08/31      21061.85                    22604.23                    25319.56                    18661.83
  1995/09/30      21265.33                    23264.27                    26388.05                    18842.85
  1995/10/31      21018.06                    23335.42                    26293.84                    19087.80
  1995/11/30      21608.76                    24090.08                    27448.14                    19374.12
  1995/12/31      21940.29                    24503.37                    27976.80                    19645.36
  1996/01/31      22135.81                    25068.52                    28929.13                    19775.02
  1996/02/29      21772.70                    25033.47                    29197.30                    19430.93
  1996/03/31      21606.11                    25108.02                    29478.47                    19294.92
  1996/04/30      21577.98                    25273.84                    29912.98                    19186.86
  1996/05/31      21690.51                    25644.71                    30684.44                    19148.49
  1996/06/30      21817.71                    25840.78                    30801.34                    19405.08
  1996/07/31      21363.76                    25183.71                    29440.54                    19457.47
  1996/08/31      21533.99                    25485.25                    30061.44                    19424.40
  1996/09/30      22373.01                    26523.22                    31753.30                    19762.38
  1996/10/31      22959.89                    27197.65                    32629.06                    20201.10
  1996/11/30      24190.90                    28617.20                    35095.49                    20546.54
  1996/12/31      23762.53                    28170.60                    34400.24                    20355.46
  1997/01/31      24575.92                    29261.60                    36549.57                    20418.56
  1997/02/28      24953.56                    29428.50                    36836.12                    20469.61
  1997/03/31      24090.07                    28572.31                    35322.52                    20242.40
  1997/04/30      25085.28                    29767.21                    37431.28                    20546.03
  1997/05/31      26095.13                    30967.66                    39710.10                    20741.22
  1997/06/30      27089.31                    31947.47                    41489.11                    20988.04
  1997/07/31      28546.83                    33817.74                    44790.40                    21554.72
  1997/08/31      27280.70                    32566.08                    42281.24                    21371.50
  1997/09/30      28385.62                    33829.06                    44596.98                    21687.80
  1997/10/31      27778.21                    33347.33                    43107.44                    22002.27
  1997/11/30      28444.88                    34334.88                    45102.89                    22103.48
  1997/12/31      29013.45                    34827.31                    45877.30                    22326.73
  1998/01/31      29284.90                    35236.74                    46384.71                    22612.51
  1998/02/28      30370.71                    36750.23                    49729.97                    22594.42
  1998/03/31      31428.07                    37929.40                    52276.64                    22671.24
  1998/04/30      31637.16                    38237.23                    52802.54                    22789.13
  1998/05/31      31588.91                    37988.16                    51894.87                    23005.63
  1998/06/30      32284.54                    39043.16                    54002.84                    23201.18
  1998/07/31      32219.75                    38826.47                    53427.71                    23249.90
  1998/08/31      28866.56                    35711.50                    45703.13                    23628.87
  1998/09/30      30390.40                    37418.37                    48630.87                    24181.79
  1998/10/31      31401.78                    39165.21                    52586.51                    24053.63
  1998/11/30      32478.42                    40678.79                    55773.78                    24194.00
IMATRL PRASUN   SHR__CHT 19981130 19981230 145229 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class A on November 30, 1988, and the current 5.75% sales charge was paid. As the chart shows, by November 30, 1998, the value of the investment would have grown to $32,478 - a 224.78% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $55,774 - a 457.74% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $24,194 - a 141.94% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $40,679 - a 306.79% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998                PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL T                  14.09%       64.73%        245.39%

FIDELITY ADV BALANCED - CL T  (INCL. 3.50%    10.10%       58.97%        233.30%
SALES CHARGE)

Fidelity Balanced Composite                   18.48%       116.57%       306.79%

 S&P 500                                      23.66%       181.25%       457.74%

 LB Aggregate Bond                            9.45%        42.40%        141.94%

Balanced Funds Average                        11.31%       88.42%        235.21%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class T's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 393 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998              PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL T                14.09%       10.50%        13.20%

FIDELITY ADV BALANCED - CL T  (INCL. 3.50%  10.10%       9.71%         12.79%
SALES CHARGE)

Fidelity Balanced Composite                 18.48%       16.71%        15.06%


AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL T           FID Balanced Composite      S&P 500                     LB Aggregate Bond
             00170                       F0021                       SP001                       LB001
  1988/11/30       9650.00                    10000.00                    10000.00                    10000.00
  1988/12/31       9765.63                    10109.40                    10175.00                    10011.00
  1989/01/31      10149.82                    10611.63                    10919.81                    10155.16
  1989/02/28      10185.56                    10422.54                    10647.91                    10082.04
  1989/03/31      10356.98                    10586.17                    10896.00                    10125.39
  1989/04/30      10773.07                    11004.32                    11461.51                    10337.01
  1989/05/31      11125.84                    11387.49                    11925.70                    10608.88
  1989/06/30      11279.20                    11487.02                    11857.72                    10931.39
  1989/07/31      11791.48                    12207.26                    12928.47                    11164.23
  1989/08/31      11974.43                    12278.55                    13181.87                    10999.00
  1989/09/30      11993.13                    12273.39                    13127.82                    11055.09
  1989/10/31      11808.19                    12223.31                    12823.26                    11327.05
  1989/11/30      12048.61                    12419.38                    13084.85                    11434.65
  1989/12/31      12167.68                    12611.63                    13398.89                    11465.53
  1990/01/31      11579.09                    12043.85                    12499.82                    11329.09
  1990/02/28      11609.53                    12152.49                    12661.07                    11365.34
  1990/03/31      11772.03                    12349.12                    12996.59                    11373.30
  1990/04/30      11617.94                    12118.43                    12671.68                    11268.66
  1990/05/31      12049.38                    12970.84                    13907.16                    11602.21
  1990/06/30      12100.49                    13001.46                    13812.60                    11789.01
  1990/07/31      12069.30                    13048.26                    13768.40                    11951.70
  1990/08/31      11331.22                    12270.58                    12523.73                    11791.55
  1990/09/30      11069.68                    11952.78                    11913.83                    11889.41
  1990/10/31      10964.36                    11982.66                    11862.60                    12040.41
  1990/11/30      11459.39                    12550.16                    12628.92                    12299.28
  1990/12/31      11809.59                    12838.56                    12981.27                    12491.15
  1991/01/31      12419.33                    13238.10                    13547.25                    12646.04
  1991/02/28      13146.73                    13851.02                    14515.88                    12753.53
  1991/03/31      13480.64                    14090.37                    14867.16                    12841.53
  1991/04/30      13739.89                    14171.53                    14902.84                    12980.22
  1991/05/31      14312.38                    14571.73                    15546.65                    13055.50
  1991/06/30      14019.04                    14168.38                    14834.61                    13048.98
  1991/07/31      14618.61                    14643.31                    15525.90                    13230.36
  1991/08/31      14989.26                    14978.05                    15893.87                    13516.13
  1991/09/30      15099.62                    14949.60                    15628.44                    13790.51
  1991/10/31      15539.52                    15136.17                    15837.86                    13943.58
  1991/11/30      15176.60                    14825.88                    15199.60                    14071.86
  1991/12/31      15881.72                    16019.66                    16938.43                    14489.80
  1992/01/31      15986.20                    15753.73                    16623.37                    14292.74
  1992/02/29      16322.87                    15917.57                    16839.48                    14385.64
  1992/03/31      16264.93                    15695.68                    16511.11                    14305.08
  1992/04/30      16393.74                    16017.75                    16996.54                    14408.08
  1992/05/31      16721.61                    16185.94                    17079.82                    14680.39
  1992/06/30      16569.57                    16130.58                    16825.33                    14882.98
  1992/07/31      17053.44                    16658.05                    17513.49                    15186.59
  1992/08/31      17053.44                    16520.46                    17154.46                    15339.98
  1992/09/30      17194.52                    16716.06                    17356.88                    15522.52
  1992/10/31      17135.06                    16662.23                    17417.63                    15316.07
  1992/11/30      17242.08                    17004.48                    18011.57                    15319.14
  1992/12/31      17342.77                    17238.12                    18233.11                    15562.71
  1993/01/31      17669.99                    17457.39                    18386.27                    15861.51
  1993/02/28      18047.55                    17722.04                    18636.33                    16139.09
  1993/03/31      18728.72                    17976.17                    19029.55                    16206.88
  1993/04/30      19261.65                    17765.49                    18569.04                    16320.32
  1993/05/31      19629.63                    18060.40                    19066.69                    16341.54
  1993/06/30      19503.24                    18222.58                    19121.98                    16637.32
  1993/07/31      19707.86                    18220.40                    19045.49                    16732.15
  1993/08/31      20424.05                    18762.27                    19767.32                    17024.97
  1993/09/30      20233.10                    18695.85                    19615.11                    17070.93
  1993/10/31      20503.73                    18955.73                    20021.14                    17134.10
  1993/11/30      20233.10                    18783.23                    19830.94                    16988.46
  1993/12/31      20751.50                    18960.17                    20070.89                    17080.19
  1994/01/31      21328.31                    19449.34                    20753.30                    17310.78
  1994/02/28      20952.71                    18997.72                    20190.89                    17009.57
  1994/03/31      20115.91                    18313.05                    19310.57                    16589.43
  1994/04/30      19953.69                    18395.09                    19557.74                    16456.72
  1994/05/31      20034.80                    18575.36                    19878.49                    16455.07
  1994/06/30      19654.57                    18285.96                    19391.47                    16418.87
  1994/07/31      20034.63                    18791.38                    20027.51                    16745.61
  1994/08/31      20278.96                    19262.67                    20848.63                    16765.70
  1994/09/30      20143.44                    18866.24                    20337.84                    16519.25
  1994/10/31      19953.03                    19114.15                    20795.44                    16504.38
  1994/11/30      19681.00                    18679.64                    20038.07                    16468.07
  1994/12/31      19694.60                    18897.41                    20335.24                    16581.70
  1995/01/31      19639.74                    19341.08                    20862.53                    16910.02
  1995/02/28      19982.62                    19977.44                    21675.54                    17312.47
  1995/03/31      20314.62                    20379.91                    22315.19                    17418.08
  1995/04/30      20535.89                    20854.15                    22972.37                    17661.93
  1995/05/31      20936.92                    21677.10                    23890.58                    18345.45
  1995/06/30      21188.28                    22042.53                    24445.56                    18479.37
  1995/07/31      21508.89                    22461.69                    25256.17                    18438.72
  1995/08/31      21564.65                    22604.23                    25319.56                    18661.83
  1995/09/30      21772.99                    23264.27                    26388.05                    18842.85
  1995/10/31      21519.82                    23335.42                    26293.84                    19087.80
  1995/11/30      22124.62                    24090.08                    27448.14                    19374.12
  1995/12/31      22464.06                    24503.37                    27976.80                    19645.36
  1996/01/31      22664.25                    25068.52                    28929.13                    19775.02
  1996/02/29      22292.47                    25033.47                    29197.30                    19430.93
  1996/03/31      22121.91                    25108.02                    29478.47                    19294.92
  1996/04/30      22093.11                    25273.84                    29912.98                    19186.86
  1996/05/31      22208.32                    25644.71                    30684.44                    19148.49
  1996/06/30      22338.56                    25840.78                    30801.34                    19405.08
  1996/07/31      21873.77                    25183.71                    29440.54                    19457.47
  1996/08/31      22048.07                    25485.25                    30061.44                    19424.40
  1996/09/30      22906.69                    26523.22                    31753.30                    19762.38
  1996/10/31      23521.44                    27197.65                    32629.06                    20201.10
  1996/11/30      24780.21                    28617.20                    35095.49                    20546.54
  1996/12/31      24356.91                    28170.60                    34400.24                    20355.46
  1997/01/31      25189.62                    29261.60                    36549.57                    20418.56
  1997/02/28      25576.24                    29428.50                    36836.12                    20469.61
  1997/03/31      24691.72                    28572.31                    35322.52                    20242.40
  1997/04/30      25726.16                    29767.21                    37431.28                    20546.03
  1997/05/31      26760.61                    30967.66                    39710.10                    20741.22
  1997/06/30      27793.98                    31947.47                    41489.11                    20988.04
  1997/07/31      29302.88                    33817.74                    44790.40                    21554.72
  1997/08/31      28005.23                    32566.08                    42281.24                    21371.50
  1997/09/30      29152.92                    33829.06                    44596.98                    21687.80
  1997/10/31      28545.25                    33347.33                    43107.44                    22002.27
  1997/11/30      29213.68                    34334.88                    45102.89                    22103.48
  1997/12/31      29796.72                    34827.31                    45877.30                    22326.73
  1998/01/31      30075.04                    35236.74                    46384.71                    22612.51
  1998/02/28      31171.95                    36750.23                    49729.97                    22594.42
  1998/03/31      32272.29                    37929.40                    52276.64                    22671.24
  1998/04/30      32486.56                    38237.23                    52802.54                    22789.13
  1998/05/31      32437.11                    37988.16                    51894.87                    23005.63
  1998/06/30      33133.19                    39043.16                    54002.84                    23201.18
  1998/07/31      33066.82                    38826.47                    53427.71                    23249.90
  1998/08/31      29632.39                    35711.50                    45703.13                    23628.87
  1998/09/30      31193.06                    37418.37                    48630.87                    24181.79
  1998/10/31      32228.37                    39165.21                    52586.51                    24053.63
  1998/11/30      33330.48                    40678.79                    55773.78                    24194.00
IMATRL PRASUN   SHR__CHT 19981130 19981230 150820 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class T on November 30, 1988, and the current 3.50% sales charge was paid. As the chart shows, by November 30, 1998, the value of the investment would have grown to $33,330 - a 233.30% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 index would have grown to $55,774 - a 457.74% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $24,194 - a 141.94% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $40,679 - a 306.79% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998          PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL B            13.44%       62.61%        240.94%

FIDELITY ADV BALANCED - CL B  (INCL.    8.44%        60.61%        240.94%
CONTINGENT DEFERRED SALES CHARGE)

Fidelity Balanced Composite             18.48%       116.57%       306.79%

 S&P 500                                23.66%       181.25%       457.74%

 LB Aggregate Bond                      9.45%        42.40%        141.94%

Balanced Funds Average                  11.31%       88.42%        235.21%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class B's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 393 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL B          13.44%       10.21%        13.05%

FIDELITY ADV BALANCED - CL B  (INCL.  8.44%        9.94%         13.05%
CONTINGENT DEFERRED SALES CHARGE)

Fidelity Balanced Composite           18.48%       16.71%        15.06%


AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL B           FID Balanced Composite      S&P 500                     LB Aggregate Bond
             00241                       F0021                       SP001                       LB001
  1988/11/30      10000.00                    10000.00                    10000.00                    10000.00
  1988/12/31      10119.83                    10109.40                    10175.00                    10011.00
  1989/01/31      10517.95                    10611.63                    10919.81                    10155.16
  1989/02/28      10554.99                    10422.54                    10647.91                    10082.04
  1989/03/31      10732.62                    10586.17                    10896.00                    10125.39
  1989/04/30      11163.80                    11004.32                    11461.51                    10337.01
  1989/05/31      11529.37                    11387.49                    11925.70                    10608.88
  1989/06/30      11688.29                    11487.02                    11857.72                    10931.39
  1989/07/31      12219.15                    12207.26                    12928.47                    11164.23
  1989/08/31      12408.74                    12278.55                    13181.87                    10999.00
  1989/09/30      12428.11                    12273.39                    13127.82                    11055.09
  1989/10/31      12236.47                    12223.31                    12823.26                    11327.05
  1989/11/30      12485.60                    12419.38                    13084.85                    11434.65
  1989/12/31      12609.00                    12611.63                    13398.89                    11465.53
  1990/01/31      11999.05                    12043.85                    12499.82                    11329.09
  1990/02/28      12030.60                    12152.49                    12661.07                    11365.34
  1990/03/31      12198.99                    12349.12                    12996.59                    11373.30
  1990/04/30      12039.32                    12118.43                    12671.68                    11268.66
  1990/05/31      12486.40                    12970.84                    13907.16                    11602.21
  1990/06/30      12539.37                    13001.46                    13812.60                    11789.01
  1990/07/31      12507.05                    13048.26                    13768.40                    11951.70
  1990/08/31      11742.19                    12270.58                    12523.73                    11791.55
  1990/09/30      11471.17                    11952.78                    11913.83                    11889.41
  1990/10/31      11362.03                    11982.66                    11862.60                    12040.41
  1990/11/30      11875.01                    12550.16                    12628.92                    12299.28
  1990/12/31      12237.92                    12838.56                    12981.27                    12491.15
  1991/01/31      12869.77                    13238.10                    13547.25                    12646.04
  1991/02/28      13623.55                    13851.02                    14515.88                    12753.53
  1991/03/31      13969.58                    14090.37                    14867.16                    12841.53
  1991/04/30      14238.22                    14171.53                    14902.84                    12980.22
  1991/05/31      14831.48                    14571.73                    15546.65                    13055.50
  1991/06/30      14527.50                    14168.38                    14834.61                    13048.98
  1991/07/31      15148.82                    14643.31                    15525.90                    13230.36
  1991/08/31      15532.91                    14978.05                    15893.87                    13516.13
  1991/09/30      15647.27                    14949.60                    15628.44                    13790.51
  1991/10/31      16103.13                    15136.17                    15837.86                    13943.58
  1991/11/30      15727.05                    14825.88                    15199.60                    14071.86
  1991/12/31      16457.74                    16019.66                    16938.43                    14489.80
  1992/01/31      16566.01                    15753.73                    16623.37                    14292.74
  1992/02/29      16914.90                    15917.57                    16839.48                    14385.64
  1992/03/31      16854.85                    15695.68                    16511.11                    14305.08
  1992/04/30      16988.33                    16017.75                    16996.54                    14408.08
  1992/05/31      17328.09                    16185.94                    17079.82                    14680.39
  1992/06/30      17170.53                    16130.58                    16825.33                    14882.98
  1992/07/31      17671.95                    16658.05                    17513.49                    15186.59
  1992/08/31      17671.95                    16520.46                    17154.46                    15339.98
  1992/09/30      17818.15                    16716.06                    17356.88                    15522.52
  1992/10/31      17756.54                    16662.23                    17417.63                    15316.07
  1992/11/30      17867.44                    17004.48                    18011.57                    15319.14
  1992/12/31      17971.78                    17238.12                    18233.11                    15562.71
  1993/01/31      18310.87                    17457.39                    18386.27                    15861.51
  1993/02/28      18702.13                    17722.04                    18636.33                    16139.09
  1993/03/31      19408.00                    17976.17                    19029.55                    16206.88
  1993/04/30      19960.26                    17765.49                    18569.04                    16320.32
  1993/05/31      20341.58                    18060.40                    19066.69                    16341.54
  1993/06/30      20210.61                    18222.58                    19121.98                    16637.32
  1993/07/31      20422.66                    18220.40                    19045.49                    16732.15
  1993/08/31      21164.82                    18762.27                    19767.32                    17024.97
  1993/09/30      20966.94                    18695.85                    19615.11                    17070.93
  1993/10/31      21247.39                    18955.73                    20021.14                    17134.10
  1993/11/30      20966.94                    18783.23                    19830.94                    16988.46
  1993/12/31      21504.15                    18960.17                    20070.89                    17080.19
  1994/01/31      22101.87                    19449.34                    20753.30                    17310.78
  1994/02/28      21712.66                    18997.72                    20190.89                    17009.57
  1994/03/31      20845.50                    18313.05                    19310.57                    16589.43
  1994/04/30      20677.40                    18395.09                    19557.74                    16456.72
  1994/05/31      20761.45                    18575.36                    19878.49                    16455.07
  1994/06/30      20367.43                    18285.96                    19391.47                    16418.87
  1994/07/31      20761.28                    18791.38                    20027.51                    16745.61
  1994/08/31      21014.47                    19262.67                    20848.63                    16765.70
  1994/09/30      20874.04                    18866.24                    20337.84                    16519.25
  1994/10/31      20676.71                    19114.15                    20795.44                    16504.38
  1994/11/30      20394.82                    18679.64                    20038.07                    16468.07
  1994/12/31      20408.92                    18897.41                    20335.24                    16581.70
  1995/01/31      20352.07                    19341.08                    20862.53                    16910.02
  1995/02/28      20707.37                    19977.44                    21675.54                    17312.47
  1995/03/31      21051.42                    20379.91                    22315.19                    17418.08
  1995/04/30      21280.71                    20854.15                    22972.37                    17661.93
  1995/05/31      21696.29                    21677.10                    23890.58                    18345.45
  1995/06/30      21956.77                    22042.53                    24445.56                    18479.37
  1995/07/31      22289.01                    22461.69                    25256.17                    18438.72
  1995/08/31      22346.79                    22604.23                    25319.56                    18661.83
  1995/09/30      22562.69                    23264.27                    26388.05                    18842.85
  1995/10/31      22300.33                    23335.42                    26293.84                    19087.80
  1995/11/30      22927.07                    24090.08                    27448.14                    19374.12
  1995/12/31      23278.82                    24503.37                    27976.80                    19645.36
  1996/01/31      23486.27                    25068.52                    28929.13                    19775.02
  1996/02/29      23101.01                    25033.47                    29197.30                    19430.93
  1996/03/31      22924.26                    25108.02                    29478.47                    19294.92
  1996/04/30      22894.41                    25273.84                    29912.98                    19186.86
  1996/05/31      23013.81                    25644.71                    30684.44                    19148.49
  1996/06/30      23148.76                    25840.78                    30801.34                    19405.08
  1996/07/31      22667.12                    25183.71                    29440.54                    19457.47
  1996/08/31      22847.74                    25485.25                    30061.44                    19424.40
  1996/09/30      23737.51                    26523.22                    31753.30                    19762.38
  1996/10/31      24374.55                    27197.65                    32629.06                    20201.10
  1996/11/30      25678.98                    28617.20                    35095.49                    20546.54
  1996/12/31      25240.32                    28170.60                    34400.24                    20355.46
  1997/01/31      26104.29                    29261.60                    36549.57                    20418.56
  1997/02/28      26474.57                    29428.50                    36836.12                    20469.61
  1997/03/31      25557.90                    28572.31                    35322.52                    20242.40
  1997/04/30      26598.86                    29767.21                    37431.28                    20546.03
  1997/05/31      27655.36                    30967.66                    39710.10                    20741.22
  1997/06/30      28695.31                    31947.47                    41489.11                    20988.04
  1997/07/31      30241.76                    33817.74                    44790.40                    21554.72
  1997/08/31      28882.76                    32566.08                    42281.24                    21371.50
  1997/09/30      30023.73                    33829.06                    44596.98                    21687.80
  1997/10/31      29379.91                    33347.33                    43107.44                    22002.27
  1997/11/30      30055.13                    34334.88                    45102.89                    22103.48
  1997/12/31      30641.14                    34827.31                    45877.30                    22326.73
  1998/01/31      30911.41                    35236.74                    46384.71                    22612.51
  1998/02/28      32043.13                    36750.23                    49729.97                    22594.42
  1998/03/31      33143.72                    37929.40                    52276.64                    22671.24
  1998/04/30      33347.47                    38237.23                    52802.54                    22789.13
  1998/05/31      33279.55                    37988.16                    51894.87                    23005.63
  1998/06/30      33996.03                    39043.16                    54002.84                    23201.18
  1998/07/31      33910.65                    38826.47                    53427.71                    23249.90
  1998/08/31      30359.08                    35711.50                    45703.13                    23628.87
  1998/09/30      31947.97                    37418.37                    48630.87                    24181.79
  1998/10/31      32977.99                    39165.21                    52586.51                    24053.63
  1998/11/30      34093.85                    40678.79                    55773.78                    24194.00
IMATRL PRASUN   SHR__CHT 19981130 19981230 140200 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on November 30, 1988. As the chart shows, by November 30, 1998, the value of the investment would have grown to $34,094 - a 240.94% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $55,774 - a 457.74% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $24,194 - a 141.94% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $40,679 - a 306.79% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between December 31, 1996 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL C          13.41%       62.64%        241.01%

FIDELITY ADV BALANCED - CL C  (INCL.  12.41%       62.64%        241.01%
CONTINGENT DEFERRED SALES CHARGE)

Fidelity Balanced Composite           18.48%       116.57%       306.79%

 S&P 500                              23.66%       181.25%       457.74%

 LB Aggregate Bond                    9.45%        42.40%        141.94%

Balanced Funds Average                11.31%       88.42%        235.21%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class C's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 393 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL C          13.41%       10.22%        13.05%

FIDELITY ADV BALANCED - CL C  (INCL.  12.41%       10.22%        13.05%
CONTINGENT DEFERRED SALES CHARGE)

Fidelity Balanced Composite           18.48%       16.71%        15.06%


AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL C           FID Balanced Composite      S&P 500                     LB Aggregate Bond
             00478                       F0021                       SP001                       LB001
  1988/11/30      10000.00                    10000.00                    10000.00                    10000.00
  1988/12/31      10119.83                    10109.40                    10175.00                    10011.00
  1989/01/31      10517.95                    10611.63                    10919.81                    10155.16
  1989/02/28      10554.99                    10422.54                    10647.91                    10082.04
  1989/03/31      10732.62                    10586.17                    10896.00                    10125.39
  1989/04/30      11163.80                    11004.32                    11461.51                    10337.01
  1989/05/31      11529.37                    11387.49                    11925.70                    10608.88
  1989/06/30      11688.29                    11487.02                    11857.72                    10931.39
  1989/07/31      12219.15                    12207.26                    12928.47                    11164.23
  1989/08/31      12408.74                    12278.55                    13181.87                    10999.00
  1989/09/30      12428.11                    12273.39                    13127.82                    11055.09
  1989/10/31      12236.47                    12223.31                    12823.26                    11327.05
  1989/11/30      12485.60                    12419.38                    13084.85                    11434.65
  1989/12/31      12609.00                    12611.63                    13398.89                    11465.53
  1990/01/31      11999.05                    12043.85                    12499.82                    11329.09
  1990/02/28      12030.60                    12152.49                    12661.07                    11365.34
  1990/03/31      12198.99                    12349.12                    12996.59                    11373.30
  1990/04/30      12039.32                    12118.43                    12671.68                    11268.66
  1990/05/31      12486.40                    12970.84                    13907.16                    11602.21
  1990/06/30      12539.37                    13001.46                    13812.60                    11789.01
  1990/07/31      12507.05                    13048.26                    13768.40                    11951.70
  1990/08/31      11742.19                    12270.58                    12523.73                    11791.55
  1990/09/30      11471.17                    11952.78                    11913.83                    11889.41
  1990/10/31      11362.03                    11982.66                    11862.60                    12040.41
  1990/11/30      11875.01                    12550.16                    12628.92                    12299.28
  1990/12/31      12237.92                    12838.56                    12981.27                    12491.15
  1991/01/31      12869.77                    13238.10                    13547.25                    12646.04
  1991/02/28      13623.55                    13851.02                    14515.88                    12753.53
  1991/03/31      13969.58                    14090.37                    14867.16                    12841.53
  1991/04/30      14238.22                    14171.53                    14902.84                    12980.22
  1991/05/31      14831.48                    14571.73                    15546.65                    13055.50
  1991/06/30      14527.50                    14168.38                    14834.61                    13048.98
  1991/07/31      15148.82                    14643.31                    15525.90                    13230.36
  1991/08/31      15532.91                    14978.05                    15893.87                    13516.13
  1991/09/30      15647.27                    14949.60                    15628.44                    13790.51
  1991/10/31      16103.13                    15136.17                    15837.86                    13943.58
  1991/11/30      15727.05                    14825.88                    15199.60                    14071.86
  1991/12/31      16457.74                    16019.66                    16938.43                    14489.80
  1992/01/31      16566.01                    15753.73                    16623.37                    14292.74
  1992/02/29      16914.90                    15917.57                    16839.48                    14385.64
  1992/03/31      16854.85                    15695.68                    16511.11                    14305.08
  1992/04/30      16988.33                    16017.75                    16996.54                    14408.08
  1992/05/31      17328.09                    16185.94                    17079.82                    14680.39
  1992/06/30      17170.53                    16130.58                    16825.33                    14882.98
  1992/07/31      17671.95                    16658.05                    17513.49                    15186.59
  1992/08/31      17671.95                    16520.46                    17154.46                    15339.98
  1992/09/30      17818.15                    16716.06                    17356.88                    15522.52
  1992/10/31      17756.54                    16662.23                    17417.63                    15316.07
  1992/11/30      17867.44                    17004.48                    18011.57                    15319.14
  1992/12/31      17971.78                    17238.12                    18233.11                    15562.71
  1993/01/31      18310.87                    17457.39                    18386.27                    15861.51
  1993/02/28      18702.13                    17722.04                    18636.33                    16139.09
  1993/03/31      19408.00                    17976.17                    19029.55                    16206.88
  1993/04/30      19960.26                    17765.49                    18569.04                    16320.32
  1993/05/31      20341.58                    18060.40                    19066.69                    16341.54
  1993/06/30      20210.61                    18222.58                    19121.98                    16637.32
  1993/07/31      20422.66                    18220.40                    19045.49                    16732.15
  1993/08/31      21164.82                    18762.27                    19767.32                    17024.97
  1993/09/30      20966.94                    18695.85                    19615.11                    17070.93
  1993/10/31      21247.39                    18955.73                    20021.14                    17134.10
  1993/11/30      20966.94                    18783.23                    19830.94                    16988.46
  1993/12/31      21504.15                    18960.17                    20070.89                    17080.19
  1994/01/31      22101.87                    19449.34                    20753.30                    17310.78
  1994/02/28      21712.66                    18997.72                    20190.89                    17009.57
  1994/03/31      20845.50                    18313.05                    19310.57                    16589.43
  1994/04/30      20677.40                    18395.09                    19557.74                    16456.72
  1994/05/31      20761.45                    18575.36                    19878.49                    16455.07
  1994/06/30      20367.43                    18285.96                    19391.47                    16418.87
  1994/07/31      20761.28                    18791.38                    20027.51                    16745.61
  1994/08/31      21014.47                    19262.67                    20848.63                    16765.70
  1994/09/30      20874.04                    18866.24                    20337.84                    16519.25
  1994/10/31      20676.71                    19114.15                    20795.44                    16504.38
  1994/11/30      20394.82                    18679.64                    20038.07                    16468.07
  1994/12/31      20408.92                    18897.41                    20335.24                    16581.70
  1995/01/31      20352.07                    19341.08                    20862.53                    16910.02
  1995/02/28      20707.37                    19977.44                    21675.54                    17312.47
  1995/03/31      21051.42                    20379.91                    22315.19                    17418.08
  1995/04/30      21280.71                    20854.15                    22972.37                    17661.93
  1995/05/31      21696.29                    21677.10                    23890.58                    18345.45
  1995/06/30      21956.77                    22042.53                    24445.56                    18479.37
  1995/07/31      22289.01                    22461.69                    25256.17                    18438.72
  1995/08/31      22346.79                    22604.23                    25319.56                    18661.83
  1995/09/30      22562.69                    23264.27                    26388.05                    18842.85
  1995/10/31      22300.33                    23335.42                    26293.84                    19087.80
  1995/11/30      22927.07                    24090.08                    27448.14                    19374.12
  1995/12/31      23278.82                    24503.37                    27976.80                    19645.36
  1996/01/31      23486.27                    25068.52                    28929.13                    19775.02
  1996/02/29      23101.01                    25033.47                    29197.30                    19430.93
  1996/03/31      22924.26                    25108.02                    29478.47                    19294.92
  1996/04/30      22894.41                    25273.84                    29912.98                    19186.86
  1996/05/31      23013.81                    25644.71                    30684.44                    19148.49
  1996/06/30      23148.76                    25840.78                    30801.34                    19405.08
  1996/07/31      22667.12                    25183.71                    29440.54                    19457.47
  1996/08/31      22847.74                    25485.25                    30061.44                    19424.40
  1996/09/30      23737.51                    26523.22                    31753.30                    19762.38
  1996/10/31      24374.55                    27197.65                    32629.06                    20201.10
  1996/11/30      25678.98                    28617.20                    35095.49                    20546.54
  1996/12/31      25240.32                    28170.60                    34400.24                    20355.46
  1997/01/31      26104.29                    29261.60                    36549.57                    20418.56
  1997/02/28      26474.57                    29428.50                    36836.12                    20469.61
  1997/03/31      25557.90                    28572.31                    35322.52                    20242.40
  1997/04/30      26598.86                    29767.21                    37431.28                    20546.03
  1997/05/31      27655.36                    30967.66                    39710.10                    20741.22
  1997/06/30      28695.31                    31947.47                    41489.11                    20988.04
  1997/07/31      30241.76                    33817.74                    44790.40                    21554.72
  1997/08/31      28882.76                    32566.08                    42281.24                    21371.50
  1997/09/30      30023.73                    33829.06                    44596.98                    21687.80
  1997/10/31      29379.91                    33347.33                    43107.44                    22002.27
  1997/11/30      30069.86                    34334.88                    45102.89                    22103.48
  1997/12/31      30670.29                    34827.31                    45877.30                    22326.73
  1998/01/31      30923.20                    35236.74                    46384.71                    22612.51
  1998/02/28      32052.89                    36750.23                    49729.97                    22594.42
  1998/03/31      33152.02                    37929.40                    52276.64                    22671.24
  1998/04/30      33355.61                    38237.23                    52802.54                    22789.13
  1998/05/31      33287.75                    37988.16                    51894.87                    23005.63
  1998/06/30      33986.60                    39043.16                    54002.84                    23201.18
  1998/07/31      33901.30                    38826.47                    53427.71                    23249.90
  1998/08/31      30352.49                    35711.50                    45703.13                    23628.87
  1998/09/30      31940.05                    37418.37                    48630.87                    24181.79
  1998/10/31      32969.26                    39165.21                    52586.51                    24053.63
  1998/11/30      34101.40                    40678.79                    55773.78                    24194.00
IMATRL PRASUN   SHR__CHT 19981130 19981230 141508 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class C on November 30, 1988. As the chart shows, by November 30, 1998, the value of the investment would have grown to $34,101 - a 241.01% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $55,774 - a 457.74% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $24,194 - a 141.94% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $40,679 - a 306.79% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998                PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL A                  13.04%       56.81%        229.86%

FIDELITY ADV BALANCED - CL A  (INCL. 5.75%    6.54%        47.79%        210.90%
SALES CHARGE)

Fidelity Balanced Composite                   17.45%       106.61%       286.38%

 S&P 500                                      21.99%       162.65%       418.35%

 LB Aggregate Bond                            9.34%        40.39%        137.66%

Balanced Funds Average                        9.13%        79.44%        218.25%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class A's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 395 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998              PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL A                13.04%       9.41%         12.68%

FIDELITY ADV BALANCED - CL A  (INCL. 5.75%  6.54%        8.13%         12.01%
SALES CHARGE)

Fidelity Balanced Composite                 17.45%       15.62%        14.47%


AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Balanced -CL A           S&P 500                     LB Aggregate Bond           FID Balanced Composite
             00249                       SP001                       LB001                       F0021
  1988/10/31       9425.00                    10000.00                    10000.00                    10000.00
  1988/11/30       9331.35                     9857.00                     9878.00                     9865.40
  1988/12/31       9443.16                    10029.50                     9888.87                     9973.33
  1989/01/31       9814.66                    10763.66                    10031.27                    10468.80
  1989/02/28       9849.22                    10495.64                     9959.04                    10282.25
  1989/03/31      10014.98                    10740.19                    10001.86                    10443.68
  1989/04/30      10417.33                    11297.61                    10210.90                    10856.20
  1989/05/31      10758.45                    11755.16                    10479.45                    11234.22
  1989/06/30      10906.75                    11688.15                    10798.03                    11332.41
  1989/07/31      11402.11                    12743.59                    11028.02                    12042.95
  1989/08/31      11579.02                    12993.37                    10864.81                    12113.28
  1989/09/30      11597.10                    12940.10                    10920.22                    12108.19
  1989/10/31      11418.27                    12639.89                    11188.86                    12058.79
  1989/11/30      11650.75                    12897.74                    11295.15                    12252.21
  1989/12/31      11765.89                    13207.29                    11325.65                    12441.88
  1990/01/31      11196.73                    12321.08                    11190.87                    11881.74
  1990/02/28      11226.17                    12480.02                    11226.68                    11988.92
  1990/03/31      11383.30                    12810.74                    11234.54                    12182.90
  1990/04/30      11234.30                    12490.47                    11131.18                    11955.32
  1990/05/31      11651.49                    13708.29                    11460.67                    12796.26
  1990/06/30      11700.92                    13615.08                    11645.18                    12826.46
  1990/07/31      11670.76                    13571.51                    11805.89                    12872.63
  1990/08/31      10957.05                    12344.64                    11647.69                    12105.42
  1990/09/30      10704.15                    11743.46                    11744.36                    11791.89
  1990/10/31      10602.30                    11692.96                    11893.52                    11821.37
  1990/11/30      11080.98                    12448.33                    12149.23                    12381.23
  1990/12/31      11419.63                    12795.64                    12338.76                    12665.75
  1991/01/31      12009.23                    13353.53                    12491.76                    13059.91
  1991/02/28      12712.61                    14308.30                    12597.94                    13664.59
  1991/03/31      13035.50                    14654.56                    12684.86                    13900.71
  1991/04/30      13286.18                    14689.73                    12821.86                    13980.78
  1991/05/31      13839.77                    15324.33                    12896.23                    14375.59
  1991/06/30      13556.12                    14622.48                    12889.78                    13977.68
  1991/07/31      14135.89                    15303.88                    13068.95                    14446.21
  1991/08/31      14494.29                    15666.59                    13351.23                    14776.45
  1991/09/30      14601.01                    15404.95                    13622.26                    14748.37
  1991/10/31      15026.38                    15611.38                    13773.47                    14932.43
  1991/11/30      14675.45                    14982.24                    13900.19                    14626.32
  1991/12/31      15357.28                    16696.21                    14313.02                    15804.03
  1992/01/31      15458.32                    16385.66                    14118.37                    15541.68
  1992/02/29      15783.87                    16598.67                    14210.14                    15703.32
  1992/03/31      15727.84                    16275.00                    14130.56                    15484.41
  1992/04/30      15852.40                    16753.48                    14232.30                    15802.15
  1992/05/31      16169.44                    16835.58                    14501.29                    15968.08
  1992/06/30      16022.42                    16584.73                    14701.41                    15913.47
  1992/07/31      16490.31                    17263.04                    15001.32                    16433.84
  1992/08/31      16490.31                    16909.15                    15152.83                    16298.09
  1992/09/30      16626.74                    17108.68                    15333.15                    16491.06
  1992/10/31      16569.24                    17168.56                    15129.22                    16437.96
  1992/11/30      16672.73                    17754.01                    15132.24                    16775.60
  1992/12/31      16770.09                    17972.38                    15372.85                    17006.09
  1993/01/31      17086.51                    18123.35                    15668.00                    17222.41
  1993/02/28      17451.60                    18369.83                    15942.19                    17483.50
  1993/03/31      18110.27                    18757.43                    16009.15                    17734.22
  1993/04/30      18625.61                    18303.50                    16121.22                    17526.37
  1993/05/31      18981.43                    18794.03                    16142.17                    17817.31
  1993/06/30      18859.22                    18848.54                    16434.35                    17977.31
  1993/07/31      19057.09                    18773.14                    16528.02                    17975.15
  1993/08/31      19749.62                    19484.64                    16817.26                    18509.73
  1993/09/30      19564.98                    19334.61                    16862.67                    18444.21
  1993/10/31      19826.67                    19734.84                    16925.06                    18700.58
  1993/11/30      19564.98                    19547.36                    16781.20                    18530.41
  1993/12/31      20066.26                    19783.88                    16871.82                    18704.96
  1994/01/31      20624.02                    20456.53                    17099.59                    19187.55
  1994/02/28      20260.83                    19902.16                    16802.05                    18742.02
  1994/03/31      19451.66                    19034.43                    16387.04                    18066.55
  1994/04/30      19294.79                    19278.07                    16255.95                    18147.49
  1994/05/31      19373.23                    19594.23                    16254.32                    18325.34
  1994/06/30      19005.56                    19114.17                    16218.56                    18039.83
  1994/07/31      19373.07                    19741.11                    16541.31                    18538.45
  1994/08/31      19609.33                    20550.50                    16561.16                    19003.39
  1994/09/30      19478.29                    20047.01                    16317.71                    18612.30
  1994/10/31      19294.16                    20498.07                    16303.02                    18856.87
  1994/11/30      19031.11                    19751.53                    16267.16                    18428.21
  1994/12/31      19044.27                    20044.45                    16379.40                    18643.05
  1995/01/31      18991.22                    20564.20                    16703.71                    19080.75
  1995/02/28      19322.77                    21365.58                    17101.26                    19708.55
  1995/03/31      19643.81                    21996.08                    17205.58                    20105.60
  1995/04/30      19857.77                    22643.87                    17446.46                    20573.45
  1995/05/31      20245.56                    23548.94                    18121.64                    21385.32
  1995/06/30      20488.62                    24095.98                    18253.92                    21745.84
  1995/07/31      20798.64                    24895.01                    18213.77                    22159.36
  1995/08/31      20852.56                    24957.49                    18434.15                    22299.98
  1995/09/30      21054.02                    26010.70                    18612.96                    22951.14
  1995/10/31      20809.21                    25917.84                    18854.93                    23021.32
  1995/11/30      21394.04                    27055.64                    19137.76                    23765.83
  1995/12/31      21722.27                    27576.73                    19405.68                    24173.56
  1996/01/31      21915.85                    28515.44                    19533.76                    24731.10
  1996/02/29      21556.35                    28779.78                    19193.87                    24696.52
  1996/03/31      21391.42                    29056.93                    19059.52                    24770.07
  1996/04/30      21363.57                    29485.23                    18952.78                    24933.65
  1996/05/31      21474.98                    30245.65                    18914.88                    25299.53
  1996/06/30      21600.91                    30360.89                    19168.34                    25492.97
  1996/07/31      21151.48                    29019.54                    19220.09                    24844.73
  1996/08/31      21320.02                    29631.56                    19187.42                    25142.22
  1996/09/30      22150.69                    31299.23                    19521.28                    26166.22
  1996/10/31      22731.74                    32162.46                    19954.65                    26831.57
  1996/11/30      23950.52                    34593.62                    20295.88                    28232.02
  1996/12/31      23526.41                    33908.32                    20107.12                    27791.43
  1997/01/31      24331.71                    36026.91                    20169.46                    28867.73
  1997/02/28      24705.61                    36309.36                    20219.88                    29032.40
  1997/03/31      23850.69                    34817.41                    19995.44                    28187.73
  1997/04/30      24836.02                    36896.01                    20295.37                    29366.54
  1997/05/31      25835.83                    39142.24                    20488.18                    30550.83
  1997/06/30      26820.13                    40895.81                    20731.99                    31517.46
  1997/07/31      28263.17                    44149.89                    21291.75                    33362.56
  1997/08/31      27009.62                    41676.62                    21110.77                    32127.74
  1997/09/30      28103.56                    43959.24                    21423.21                    33373.72
  1997/10/31      27502.18                    42491.01                    21733.85                    32898.48
  1997/11/30      28162.23                    44457.91                    21833.82                    33872.73
  1997/12/31      28725.15                    45221.26                    22054.34                    34358.54
  1998/01/31      28993.90                    45721.40                    22336.64                    34762.45
  1998/02/28      30068.92                    49018.83                    22318.77                    36255.57
  1998/03/31      31115.78                    51529.09                    22394.65                    37418.87
  1998/04/30      31322.79                    52047.47                    22511.11                    37722.56
  1998/05/31      31275.02                    51152.77                    22724.96                    37476.83
  1998/06/30      31963.74                    53230.60                    22918.12                    38517.64
  1998/07/31      31899.59                    52663.69                    22966.25                    38303.87
  1998/08/31      28579.72                    45049.58                    23340.60                    35230.83
  1998/09/30      30088.42                    47935.45                    23886.77                    36914.72
  1998/10/30      31089.75                    51834.52                    23760.17                    38638.04
IMATRL PRASUN   SHR__CHT 19981031 19981113 145921 R00000000000123

Fidelity Adv Balanced - CL A LB Aggregate Bond
S&P 500 Fidelity Balanced Composite
$51,835
$38,638
$31,090
$23,766
$

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class A on October 31, 1988, and the current 5.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $31,090 - a 210.90% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $51,835 - a 418.35% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $23,766 - a 137.66% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $38,638 - a 286.38% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998                PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL T                  12.90%       57.18%        230.65%

FIDELITY ADV BALANCED - CL T  (INCL. 3.50%    8.95%        51.68%        219.08%
SALES CHARGE)

Fidelity Balanced Composite                   17.45%       106.61%       286.38%

 S&P 500                                      21.99%       162.65%       418.35%

 LB Aggregate Bond                            9.34%        40.39%        137.66%

Balanced Funds Average                        9.13%        79.44%        218.25%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class T's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 395 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998              PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL T                12.90%       9.47%         12.70%

FIDELITY ADV BALANCED - CL T  (INCL. 3.50%  8.95%        8.69%         12.30%
SALES CHARGE)

Fidelity Balanced Composite                 17.45%       15.62%        14.47%


AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Balanced -CL T           S&P 500                     LB Aggregate Bond           FID Balanced Composite
             00170                       SP001                       LB001                       F0021
  1988/10/31       9650.00                    10000.00                    10000.00                    10000.00
  1988/11/30       9554.11                     9857.00                     9878.00                     9865.40
  1988/12/31       9668.59                    10029.50                     9888.87                     9973.33
  1989/01/31      10048.97                    10763.66                    10031.27                    10468.80
  1989/02/28      10084.35                    10495.64                     9959.04                    10282.25
  1989/03/31      10254.07                    10740.19                    10001.86                    10443.68
  1989/04/30      10666.02                    11297.61                    10210.90                    10856.20
  1989/05/31      11015.29                    11755.16                    10479.45                    11234.22
  1989/06/30      11167.12                    11688.15                    10798.03                    11332.41
  1989/07/31      11674.31                    12743.59                    11028.02                    12042.95
  1989/08/31      11855.45                    12993.37                    10864.81                    12113.28
  1989/09/30      11873.95                    12940.10                    10920.22                    12108.19
  1989/10/31      11690.85                    12639.89                    11188.86                    12058.79
  1989/11/30      11928.88                    12897.74                    11295.15                    12252.21
  1989/12/31      12046.77                    13207.29                    11325.65                    12441.88
  1990/01/31      11464.03                    12321.08                    11190.87                    11881.74
  1990/02/28      11494.17                    12480.02                    11226.68                    11988.92
  1990/03/31      11655.05                    12810.74                    11234.54                    12182.90
  1990/04/30      11502.50                    12490.47                    11131.18                    11955.32
  1990/05/31      11929.65                    13708.29                    11460.67                    12796.26
  1990/06/30      11980.25                    13615.08                    11645.18                    12826.46
  1990/07/31      11949.38                    13571.51                    11805.89                    12872.63
  1990/08/31      11218.62                    12344.64                    11647.69                    12105.42
  1990/09/30      10959.69                    11743.46                    11744.36                    11791.89
  1990/10/31      10855.41                    11692.96                    11893.52                    11821.37
  1990/11/30      11345.52                    12448.33                    12149.23                    12381.23
  1990/12/31      11692.24                    12795.64                    12338.76                    12665.75
  1991/01/31      12295.92                    13353.53                    12491.76                    13059.91
  1991/02/28      13016.09                    14308.30                    12597.94                    13664.59
  1991/03/31      13346.69                    14654.56                    12684.86                    13900.71
  1991/04/30      13603.36                    14689.73                    12821.86                    13980.78
  1991/05/31      14170.16                    15324.33                    12896.23                    14375.59
  1991/06/30      13879.74                    14622.48                    12889.78                    13977.68
  1991/07/31      14473.35                    15303.88                    13068.95                    14446.21
  1991/08/31      14840.31                    15666.59                    13351.23                    14776.45
  1991/09/30      14949.57                    15404.95                    13622.26                    14748.37
  1991/10/31      15385.10                    15611.38                    13773.47                    14932.43
  1991/11/30      15025.79                    14982.24                    13900.19                    14626.32
  1991/12/31      15723.90                    16696.21                    14313.02                    15804.03
  1992/01/31      15827.35                    16385.66                    14118.37                    15541.68
  1992/02/29      16160.68                    16598.67                    14210.14                    15703.32
  1992/03/31      16103.31                    16275.00                    14130.56                    15484.41
  1992/04/30      16230.83                    16753.48                    14232.30                    15802.15
  1992/05/31      16555.45                    16835.58                    14501.29                    15968.08
  1992/06/30      16404.92                    16584.73                    14701.41                    15913.47
  1992/07/31      16883.98                    17263.04                    15001.32                    16433.84
  1992/08/31      16883.98                    16909.15                    15152.83                    16298.09
  1992/09/30      17023.66                    17108.68                    15333.15                    16491.06
  1992/10/31      16964.80                    17168.56                    15129.22                    16437.96
  1992/11/30      17070.75                    17754.01                    15132.24                    16775.60
  1992/12/31      17170.44                    17972.38                    15372.85                    17006.09
  1993/01/31      17494.41                    18123.35                    15668.00                    17222.41
  1993/02/28      17868.22                    18369.83                    15942.19                    17483.50
  1993/03/31      18542.62                    18757.43                    16009.15                    17734.22
  1993/04/30      19070.25                    18303.50                    16121.22                    17526.37
  1993/05/31      19434.57                    18794.03                    16142.17                    17817.31
  1993/06/30      19309.44                    18848.54                    16434.35                    17977.31
  1993/07/31      19512.03                    18773.14                    16528.02                    17975.15
  1993/08/31      20221.10                    19484.64                    16817.26                    18509.73
  1993/09/30      20032.04                    19334.61                    16862.67                    18444.21
  1993/10/31      20299.99                    19734.84                    16925.06                    18700.58
  1993/11/30      20032.04                    19547.36                    16781.20                    18530.41
  1993/12/31      20545.30                    19783.88                    16871.82                    18704.96
  1994/01/31      21116.37                    20456.53                    17099.59                    19187.55
  1994/02/28      20744.51                    19902.16                    16802.05                    18742.02
  1994/03/31      19916.02                    19034.43                    16387.04                    18066.55
  1994/04/30      19755.41                    19278.07                    16255.95                    18147.49
  1994/05/31      19835.72                    19594.23                    16254.32                    18325.34
  1994/06/30      19459.27                    19114.17                    16218.56                    18039.83
  1994/07/31      19835.56                    19741.11                    16541.31                    18538.45
  1994/08/31      20077.45                    20550.50                    16561.16                    19003.39
  1994/09/30      19943.28                    20047.01                    16317.71                    18612.30
  1994/10/31      19754.76                    20498.07                    16303.02                    18856.87
  1994/11/30      19485.44                    19751.53                    16267.16                    18428.21
  1994/12/31      19498.90                    20044.45                    16379.40                    18643.05
  1995/01/31      19444.59                    20564.20                    16703.71                    19080.75
  1995/02/28      19784.05                    21365.58                    17101.26                    19708.55
  1995/03/31      20112.76                    21996.08                    17205.58                    20105.60
  1995/04/30      20331.83                    22643.87                    17446.46                    20573.45
  1995/05/31      20728.88                    23548.94                    18121.64                    21385.32
  1995/06/30      20977.74                    24095.98                    18253.92                    21745.84
  1995/07/31      21295.16                    24895.01                    18213.77                    22159.36
  1995/08/31      21350.37                    24957.49                    18434.15                    22299.98
  1995/09/30      21556.64                    26010.70                    18612.96                    22951.14
  1995/10/31      21305.98                    25917.84                    18854.93                    23021.32
  1995/11/30      21904.78                    27055.64                    19137.76                    23765.83
  1995/12/31      22240.84                    27576.73                    19405.68                    24173.56
  1996/01/31      22439.04                    28515.44                    19533.76                    24731.10
  1996/02/29      22070.96                    28779.78                    19193.87                    24696.52
  1996/03/31      21902.09                    29056.93                    19059.52                    24770.07
  1996/04/30      21873.57                    29485.23                    18952.78                    24933.65
  1996/05/31      21987.65                    30245.65                    18914.88                    25299.53
  1996/06/30      22116.58                    30360.89                    19168.34                    25492.97
  1996/07/31      21656.42                    29019.54                    19220.09                    24844.73
  1996/08/31      21828.98                    29631.56                    19187.42                    25142.22
  1996/09/30      22679.08                    31299.23                    19521.28                    26166.22
  1996/10/31      23287.72                    32162.46                    19954.65                    26831.57
  1996/11/30      24533.98                    34593.62                    20295.88                    28232.02
  1996/12/31      24114.88                    33908.32                    20107.12                    27791.43
  1997/01/31      24939.32                    36026.91                    20169.46                    28867.73
  1997/02/28      25322.10                    36309.36                    20219.88                    29032.40
  1997/03/31      24446.36                    34817.41                    19995.44                    28187.73
  1997/04/30      25470.53                    36896.01                    20295.37                    29366.54
  1997/05/31      26494.69                    39142.24                    20488.18                    30550.83
  1997/06/30      27517.80                    40895.81                    20731.99                    31517.46
  1997/07/31      29011.71                    44149.89                    21291.75                    33362.56
  1997/08/31      27726.95                    41676.62                    21110.77                    32127.74
  1997/09/30      28863.23                    43959.24                    21423.21                    33373.72
  1997/10/31      28261.60                    42491.01                    21733.85                    32898.48
  1997/11/30      28923.39                    44457.91                    21833.82                    33872.73
  1997/12/31      29500.64                    45221.26                    22054.34                    34358.54
  1998/01/31      29776.19                    45721.40                    22336.64                    34762.45
  1998/02/28      30862.21                    49018.83                    22318.77                    36255.57
  1998/03/31      31951.61                    51529.09                    22394.65                    37418.87
  1998/04/30      32163.75                    52047.47                    22511.11                    37722.56
  1998/05/31      32114.79                    51152.77                    22724.96                    37476.83
  1998/06/30      32803.95                    53230.60                    22918.12                    38517.64
  1998/07/31      32738.25                    52663.69                    22966.25                    38303.87
  1998/08/31      29337.94                    45049.58                    23340.60                    35230.83
  1998/09/30      30883.10                    47935.45                    23886.77                    36914.72
  1998/10/30      31908.13                    51834.52                    23760.17                    38638.04
IMATRL PRASUN   SHR__CHT 19981031 19981113 151252 R00000000000123


Fidelity Adv Balanced - CL T LB Aggregate Bond
S&P 500 Fidelity Balanced Composite
$51,835
$38,638
$31,908
$23,766
$

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class T on October 31, 1988, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $31,908 - a 219.08% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 index would have grown to $51,835 - a 418.35% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $23,766 - a 137.66% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $38,638 - a 286.38% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998          PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL B            12.25%       55.21%        226.50%

FIDELITY ADV BALANCED - CL B  (INCL.    7.25%        53.21%        226.50%
CONTINGENT DEFERRED SALES CHARGE)

Fidelity Balanced Composite             17.45%       106.61%       286.38%

 S&P 500                                21.99%       162.65%       418.35%

 LB Aggregate Bond                      9.34%        40.39%        137.66%

Balanced Funds Average                  9.13%        79.44%        218.25%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class B's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 395 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL B          12.25%       9.19%         12.56%

FIDELITY ADV BALANCED - CL B  (INCL.  7.25%        8.91%         12.56%
CONTINGENT DEFERRED SALES CHARGE)

Fidelity Balanced Composite           17.45%       15.62%        14.47%


AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS

             FA Balanced -CL B           S&P 500                     LB Aggregate Bond           FID Balanced Composite
             00241                       SP001                       LB001                       F0021
  1988/10/31      10000.00                    10000.00                    10000.00                    10000.00
  1988/11/30       9900.63                     9857.00                     9878.00                     9865.40
  1988/12/31      10019.27                    10029.50                     9888.87                     9973.33
  1989/01/31      10413.44                    10763.66                    10031.27                    10468.80
  1989/02/28      10450.10                    10495.64                     9959.04                    10282.25
  1989/03/31      10625.98                    10740.19                    10001.86                    10443.68
  1989/04/30      11052.87                    11297.61                    10210.90                    10856.20
  1989/05/31      11414.80                    11755.16                    10479.45                    11234.22
  1989/06/30      11572.15                    11688.15                    10798.03                    11332.41
  1989/07/31      12097.73                    12743.59                    11028.02                    12042.95
  1989/08/31      12285.44                    12993.37                    10864.81                    12113.28
  1989/09/30      12304.61                    12940.10                    10920.22                    12108.19
  1989/10/31      12114.87                    12639.89                    11188.86                    12058.79
  1989/11/30      12361.54                    12897.74                    11295.15                    12252.21
  1989/12/31      12483.70                    13207.29                    11325.65                    12441.88
  1990/01/31      11879.82                    12321.08                    11190.87                    11881.74
  1990/02/28      11911.06                    12480.02                    11226.68                    11988.92
  1990/03/31      12077.77                    12810.74                    11234.54                    12182.90
  1990/04/30      11919.69                    12490.47                    11131.18                    11955.32
  1990/05/31      12362.33                    13708.29                    11460.67                    12796.26
  1990/06/30      12414.77                    13615.08                    11645.18                    12826.46
  1990/07/31      12382.77                    13571.51                    11805.89                    12872.63
  1990/08/31      11625.51                    12344.64                    11647.69                    12105.42
  1990/09/30      11357.19                    11743.46                    11744.36                    11791.89
  1990/10/31      11249.13                    11692.96                    11893.52                    11821.37
  1990/11/30      11757.01                    12448.33                    12149.23                    12381.23
  1990/12/31      12116.31                    12795.64                    12338.76                    12665.75
  1991/01/31      12741.89                    13353.53                    12491.76                    13059.91
  1991/02/28      13488.18                    14308.30                    12597.94                    13664.59
  1991/03/31      13830.77                    14654.56                    12684.86                    13900.71
  1991/04/30      14096.74                    14689.73                    12821.86                    13980.78
  1991/05/31      14684.11                    15324.33                    12896.23                    14375.59
  1991/06/30      14383.15                    14622.48                    12889.78                    13977.68
  1991/07/31      14998.29                    15303.88                    13068.95                    14446.21
  1991/08/31      15378.56                    15666.59                    13351.23                    14776.45
  1991/09/30      15491.79                    15404.95                    13622.26                    14748.37
  1991/10/31      15943.11                    15611.38                    13773.47                    14932.43
  1991/11/30      15570.77                    14982.24                    13900.19                    14626.32
  1991/12/31      16294.20                    16696.21                    14313.02                    15804.03
  1992/01/31      16401.40                    16385.66                    14118.37                    15541.68
  1992/02/29      16746.82                    16598.67                    14210.14                    15703.32
  1992/03/31      16687.36                    16275.00                    14130.56                    15484.41
  1992/04/30      16819.52                    16753.48                    14232.30                    15802.15
  1992/05/31      17155.91                    16835.58                    14501.29                    15968.08
  1992/06/30      16999.92                    16584.73                    14701.41                    15913.47
  1992/07/31      17496.35                    17263.04                    15001.32                    16433.84
  1992/08/31      17496.35                    16909.15                    15152.83                    16298.09
  1992/09/30      17641.10                    17108.68                    15333.15                    16491.06
  1992/10/31      17580.10                    17168.56                    15129.22                    16437.96
  1992/11/30      17689.90                    17754.01                    15132.24                    16775.60
  1992/12/31      17793.20                    17972.38                    15372.85                    17006.09
  1993/01/31      18128.92                    18123.35                    15668.00                    17222.41
  1993/02/28      18516.29                    18369.83                    15942.19                    17483.50
  1993/03/31      19215.15                    18757.43                    16009.15                    17734.22
  1993/04/30      19761.92                    18303.50                    16121.22                    17526.37
  1993/05/31      20139.45                    18794.03                    16142.17                    17817.31
  1993/06/30      20009.78                    18848.54                    16434.35                    17977.31
  1993/07/31      20219.72                    18773.14                    16528.02                    17975.15
  1993/08/31      20954.51                    19484.64                    16817.26                    18509.73
  1993/09/30      20758.60                    19334.61                    16862.67                    18444.21
  1993/10/31      21036.26                    19734.84                    16925.06                    18700.58
  1993/11/30      20758.60                    19547.36                    16781.20                    18530.41
  1993/12/31      21290.47                    19783.88                    16871.82                    18704.96
  1994/01/31      21882.25                    20456.53                    17099.59                    19187.55
  1994/02/28      21496.90                    19902.16                    16802.05                    18742.02
  1994/03/31      20638.37                    19034.43                    16387.04                    18066.55
  1994/04/30      20471.93                    19278.07                    16255.95                    18147.49
  1994/05/31      20555.15                    19594.23                    16254.32                    18325.34
  1994/06/30      20165.05                    19114.17                    16218.56                    18039.83
  1994/07/31      20554.98                    19741.11                    16541.31                    18538.45
  1994/08/31      20805.65                    20550.50                    16561.16                    19003.39
  1994/09/30      20666.62                    20047.01                    16317.71                    18612.30
  1994/10/31      20471.25                    20498.07                    16303.02                    18856.87
  1994/11/30      20192.16                    19751.53                    16267.16                    18428.21
  1994/12/31      20206.12                    20044.45                    16379.40                    18643.05
  1995/01/31      20149.83                    20564.20                    16703.71                    19080.75
  1995/02/28      20501.61                    21365.58                    17101.26                    19708.55
  1995/03/31      20842.24                    21996.08                    17205.58                    20105.60
  1995/04/30      21069.25                    22643.87                    17446.46                    20573.45
  1995/05/31      21480.70                    23548.94                    18121.64                    21385.32
  1995/06/30      21738.59                    24095.98                    18253.92                    21745.84
  1995/07/31      22067.53                    24895.01                    18213.77                    22159.36
  1995/08/31      22124.73                    24957.49                    18434.15                    22299.98
  1995/09/30      22338.49                    26010.70                    18612.96                    22951.14
  1995/10/31      22078.74                    25917.84                    18854.93                    23021.32
  1995/11/30      22699.25                    27055.64                    19137.76                    23765.83
  1995/12/31      23047.50                    27576.73                    19405.68                    24173.56
  1996/01/31      23252.89                    28515.44                    19533.76                    24731.10
  1996/02/29      22871.46                    28779.78                    19193.87                    24696.52
  1996/03/31      22696.47                    29056.93                    19059.52                    24770.07
  1996/04/30      22666.91                    29485.23                    18952.78                    24933.65
  1996/05/31      22785.13                    30245.65                    18914.88                    25299.53
  1996/06/30      22918.74                    30360.89                    19168.34                    25492.97
  1996/07/31      22441.89                    29019.54                    19220.09                    24844.73
  1996/08/31      22620.71                    29631.56                    19187.42                    25142.22
  1996/09/30      23501.63                    31299.23                    19521.28                    26166.22
  1996/10/31      24132.35                    32162.46                    19954.65                    26831.57
  1996/11/30      25423.81                    34593.62                    20295.88                    28232.02
  1996/12/31      24989.51                    33908.32                    20107.12                    27791.43
  1997/01/31      25844.90                    36026.91                    20169.46                    28867.73
  1997/02/28      26211.49                    36309.36                    20219.88                    29032.40
  1997/03/31      25303.94                    34817.41                    19995.44                    28187.73
  1997/04/30      26334.55                    36896.01                    20295.37                    29366.54
  1997/05/31      27380.55                    39142.24                    20488.18                    30550.83
  1997/06/30      28410.17                    40895.81                    20731.99                    31517.46
  1997/07/31      29941.26                    44149.89                    21291.75                    33362.56
  1997/08/31      28595.76                    41676.62                    21110.77                    32127.74
  1997/09/30      29725.39                    43959.24                    21423.21                    33373.72
  1997/10/31      29087.97                    42491.01                    21733.85                    32898.48
  1997/11/30      29756.48                    44457.91                    21833.82                    33872.73
  1997/12/31      30336.67                    45221.26                    22054.34                    34358.54
  1998/01/31      30604.25                    45721.40                    22336.64                    34762.45
  1998/02/28      31724.73                    49018.83                    22318.77                    36255.57
  1998/03/31      32814.38                    51529.09                    22394.65                    37418.87
  1998/04/30      33016.10                    52047.47                    22511.11                    37722.56
  1998/05/31      32948.86                    51152.77                    22724.96                    37476.83
  1998/06/30      33658.22                    53230.60                    22918.12                    38517.64
  1998/07/31      33573.69                    52663.69                    22966.25                    38303.87
  1998/08/31      30057.41                    45049.58                    23340.60                    35230.83
  1998/09/30      31630.51                    47935.45                    23886.77                    36914.72
  1998/10/30      32650.30                    51834.52                    23760.17                    38638.04
IMATRL PRASUN   SHR__CHT 19981031 19981113 150433 R00000000000123

Fidelity Adv Balanced - CL B LB Aggregate Bond
S&P 500 Fidelity Balanced Composite
$51,835
$38,638
$32,650
$23,766
$

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $32,650 - a 226.50% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $51,835 - a 418.35% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $23,766 - a 137.66% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $38,638 - a 286.38% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between December 31, 1996 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL C          12.22%       55.17%        226.42%

FIDELITY ADV BALANCED - CL C  (INCL.  11.22%       55.17%        226.42%
CONTINGENT DEFERRED SALES CHARGE)

Fidelity Balanced Composite           17.45%       106.61%       286.38%

 S&P 500                              21.99%       162.65%       418.35%

 LB Aggregate Bond                    9.34%        40.39%        137.66%

Balanced Funds Average                9.13%        79.44%        218.25%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class C's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 395 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL C          12.22%       9.18%         12.56%

FIDELITY ADV BALANCED - CL C  (INCL.  11.22%       9.18%         12.56%
CONTINGENT DEFERRED SALES CHARGE)

Fidelity Balanced Composite           17.45%       15.62%        14.47%


AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS

             FA Balanced -CL C           S&P 500                     LB Aggregate Bond           FID Balanced Composite
             00478                       SP001                       LB001                       F0021
  1988/10/31      10000.00                    10000.00                    10000.00                    10000.00
  1988/11/30       9900.63                     9857.00                     9878.00                     9865.40
  1988/12/31      10019.27                    10029.50                     9888.87                     9973.33
  1989/01/31      10413.44                    10763.66                    10031.27                    10468.80
  1989/02/28      10450.10                    10495.64                     9959.04                    10282.25
  1989/03/31      10625.98                    10740.19                    10001.86                    10443.68
  1989/04/30      11052.87                    11297.61                    10210.90                    10856.20
  1989/05/31      11414.80                    11755.16                    10479.45                    11234.22
  1989/06/30      11572.15                    11688.15                    10798.03                    11332.41
  1989/07/31      12097.73                    12743.59                    11028.02                    12042.95
  1989/08/31      12285.44                    12993.37                    10864.81                    12113.28
  1989/09/30      12304.61                    12940.10                    10920.22                    12108.19
  1989/10/31      12114.87                    12639.89                    11188.86                    12058.79
  1989/11/30      12361.54                    12897.74                    11295.15                    12252.21
  1989/12/31      12483.70                    13207.29                    11325.65                    12441.88
  1990/01/31      11879.82                    12321.08                    11190.87                    11881.74
  1990/02/28      11911.06                    12480.02                    11226.68                    11988.92
  1990/03/31      12077.77                    12810.74                    11234.54                    12182.90
  1990/04/30      11919.69                    12490.47                    11131.18                    11955.32
  1990/05/31      12362.33                    13708.29                    11460.67                    12796.26
  1990/06/30      12414.77                    13615.08                    11645.18                    12826.46
  1990/07/31      12382.77                    13571.51                    11805.89                    12872.63
  1990/08/31      11625.51                    12344.64                    11647.69                    12105.42
  1990/09/30      11357.19                    11743.46                    11744.36                    11791.89
  1990/10/31      11249.13                    11692.96                    11893.52                    11821.37
  1990/11/30      11757.01                    12448.33                    12149.23                    12381.23
  1990/12/31      12116.31                    12795.64                    12338.76                    12665.75
  1991/01/31      12741.89                    13353.53                    12491.76                    13059.91
  1991/02/28      13488.18                    14308.30                    12597.94                    13664.59
  1991/03/31      13830.77                    14654.56                    12684.86                    13900.71
  1991/04/30      14096.74                    14689.73                    12821.86                    13980.78
  1991/05/31      14684.11                    15324.33                    12896.23                    14375.59
  1991/06/30      14383.15                    14622.48                    12889.78                    13977.68
  1991/07/31      14998.29                    15303.88                    13068.95                    14446.21
  1991/08/31      15378.56                    15666.59                    13351.23                    14776.45
  1991/09/30      15491.79                    15404.95                    13622.26                    14748.37
  1991/10/31      15943.11                    15611.38                    13773.47                    14932.43
  1991/11/30      15570.77                    14982.24                    13900.19                    14626.32
  1991/12/31      16294.20                    16696.21                    14313.02                    15804.03
  1992/01/31      16401.40                    16385.66                    14118.37                    15541.68
  1992/02/29      16746.82                    16598.67                    14210.14                    15703.32
  1992/03/31      16687.36                    16275.00                    14130.56                    15484.41
  1992/04/30      16819.52                    16753.48                    14232.30                    15802.15
  1992/05/31      17155.91                    16835.58                    14501.29                    15968.08
  1992/06/30      16999.92                    16584.73                    14701.41                    15913.47
  1992/07/31      17496.35                    17263.04                    15001.32                    16433.84
  1992/08/31      17496.35                    16909.15                    15152.83                    16298.09
  1992/09/30      17641.10                    17108.68                    15333.15                    16491.06
  1992/10/31      17580.10                    17168.56                    15129.22                    16437.96
  1992/11/30      17689.90                    17754.01                    15132.24                    16775.60
  1992/12/31      17793.20                    17972.38                    15372.85                    17006.09
  1993/01/31      18128.92                    18123.35                    15668.00                    17222.41
  1993/02/28      18516.29                    18369.83                    15942.19                    17483.50
  1993/03/31      19215.15                    18757.43                    16009.15                    17734.22
  1993/04/30      19761.92                    18303.50                    16121.22                    17526.37
  1993/05/31      20139.45                    18794.03                    16142.17                    17817.31
  1993/06/30      20009.78                    18848.54                    16434.35                    17977.31
  1993/07/31      20219.72                    18773.14                    16528.02                    17975.15
  1993/08/31      20954.51                    19484.64                    16817.26                    18509.73
  1993/09/30      20758.60                    19334.61                    16862.67                    18444.21
  1993/10/31      21036.26                    19734.84                    16925.06                    18700.58
  1993/11/30      20758.60                    19547.36                    16781.20                    18530.41
  1993/12/31      21290.47                    19783.88                    16871.82                    18704.96
  1994/01/31      21882.25                    20456.53                    17099.59                    19187.55
  1994/02/28      21496.90                    19902.16                    16802.05                    18742.02
  1994/03/31      20638.37                    19034.43                    16387.04                    18066.55
  1994/04/30      20471.93                    19278.07                    16255.95                    18147.49
  1994/05/31      20555.15                    19594.23                    16254.32                    18325.34
  1994/06/30      20165.05                    19114.17                    16218.56                    18039.83
  1994/07/31      20554.98                    19741.11                    16541.31                    18538.45
  1994/08/31      20805.65                    20550.50                    16561.16                    19003.39
  1994/09/30      20666.62                    20047.01                    16317.71                    18612.30
  1994/10/31      20471.25                    20498.07                    16303.02                    18856.87
  1994/11/30      20192.16                    19751.53                    16267.16                    18428.21
  1994/12/31      20206.12                    20044.45                    16379.40                    18643.05
  1995/01/31      20149.83                    20564.20                    16703.71                    19080.75
  1995/02/28      20501.61                    21365.58                    17101.26                    19708.55
  1995/03/31      20842.24                    21996.08                    17205.58                    20105.60
  1995/04/30      21069.25                    22643.87                    17446.46                    20573.45
  1995/05/31      21480.70                    23548.94                    18121.64                    21385.32
  1995/06/30      21738.59                    24095.98                    18253.92                    21745.84
  1995/07/31      22067.53                    24895.01                    18213.77                    22159.36
  1995/08/31      22124.73                    24957.49                    18434.15                    22299.98
  1995/09/30      22338.49                    26010.70                    18612.96                    22951.14
  1995/10/31      22078.74                    25917.84                    18854.93                    23021.32
  1995/11/30      22699.25                    27055.64                    19137.76                    23765.83
  1995/12/31      23047.50                    27576.73                    19405.68                    24173.56
  1996/01/31      23252.89                    28515.44                    19533.76                    24731.10
  1996/02/29      22871.46                    28779.78                    19193.87                    24696.52
  1996/03/31      22696.47                    29056.93                    19059.52                    24770.07
  1996/04/30      22666.91                    29485.23                    18952.78                    24933.65
  1996/05/31      22785.13                    30245.65                    18914.88                    25299.53
  1996/06/30      22918.74                    30360.89                    19168.34                    25492.97
  1996/07/31      22441.89                    29019.54                    19220.09                    24844.73
  1996/08/31      22620.71                    29631.56                    19187.42                    25142.22
  1996/09/30      23501.63                    31299.23                    19521.28                    26166.22
  1996/10/31      24132.35                    32162.46                    19954.65                    26831.57
  1996/11/30      25423.81                    34593.62                    20295.88                    28232.02
  1996/12/31      24989.51                    33908.32                    20107.12                    27791.43
  1997/01/31      25844.90                    36026.91                    20169.46                    28867.73
  1997/02/28      26211.49                    36309.36                    20219.88                    29032.40
  1997/03/31      25303.94                    34817.41                    19995.44                    28187.73
  1997/04/30      26334.55                    36896.01                    20295.37                    29366.54
  1997/05/31      27380.55                    39142.24                    20488.18                    30550.83
  1997/06/30      28410.17                    40895.81                    20731.99                    31517.46
  1997/07/31      29941.26                    44149.89                    21291.75                    33362.56
  1997/08/31      28595.76                    41676.62                    21110.77                    32127.74
  1997/09/30      29725.39                    43959.24                    21423.21                    33373.72
  1997/10/31      29087.97                    42491.01                    21733.85                    32898.48
  1997/11/30      29771.06                    44457.91                    21833.82                    33872.73
  1997/12/31      30365.52                    45221.26                    22054.34                    34358.54
  1998/01/31      30615.93                    45721.40                    22336.64                    34762.45
  1998/02/28      31734.39                    49018.83                    22318.77                    36255.57
  1998/03/31      32822.59                    51529.09                    22394.65                    37418.87
  1998/04/30      33024.17                    52047.47                    22511.11                    37722.56
  1998/05/31      32956.98                    51152.77                    22724.96                    37476.83
  1998/06/30      33648.89                    53230.60                    22918.12                    38517.64
  1998/07/31      33564.43                    52663.69                    22966.25                    38303.87
  1998/08/31      30050.89                    45049.58                    23340.60                    35230.83
  1998/09/30      31622.67                    47935.45                    23886.77                    36914.72
  1998/10/30      32641.66                    51834.52                    23760.17                    38638.04
IMATRL PRASUN   SHR__CHT 19981031 19981124 131657 R00000000000123


Fidelity Adv Balanced - CL C LB Aggregate Bond
S&P 500 Fidelity Balanced Composite
$51,835
$38,638
$32,642
$23,766
$

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class C on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $32,642 - a 226.42% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $51,835 - a 418.35% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $23,766 - a 137.66% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $38,638 - a 286.38% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FUND TALK: THE MANAGERS' OVERVIEW


MARKET RECAP
The year-long inclination for
volatility continued in the U.S.
financial markets, as demonstrated
by unfolding events during the
12-month period ending November
30, 1998. The resurgent Dow Jones
Industrial Average - an index of
30 blue-chip stocks - rallied to a
record 9374.27 on November 23,
1998, eclipsing its previous
highwater mark set in July. For the
12-month period ending November
30, 1998, the Dow returned
18.56%. The large-cap weighted
Standard & Poor's 500 Index
returned 23.66% during the same
period. Meanwhile, small-cap stocks
continued to struggle, with the
Russell 2000 showing a one-year
return of -6.62%. The
taxable-bond market, which had
benefited from a flight to safety
from the bearish equity markets
during the summer and early fall,
saw investors turn back to stocks as
the equity market rallied late in the
period. The Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned 9.45%
during the period. The yield on the
benchmark 30-year Treasury fell to
5.07% - one of its lowest levels in
30 years - due in part to the three
interest-rate cuts made late in the
period by the Federal Reserve
Board. These cuts were designed
to stem the tide of a slowing U.S.
economy, and helped spark the
equity market rally.

(PHOTO OF John Avery)
(Photo of Kevin Grant)

An interview with John Avery (left), Lead Portfolio Manager of
Fidelity Advisor Balanced Fund, and Kevin Grant, manager for fixed-income investments

Q. HOW DID THE FUND PERFORM, JOHN?
J.A. For the 12 months that ended October 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 13.04%, 12.90%, 12.25% and 12.22%, respectively. By comparison, the balanced funds average tracked by Lipper Analytical Services returned 9.13% over the same period. Given the mix of equities and fixed-income securities owned by the fund, its returns typically fall somewhere between those of its two benchmark indexes - the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. Those two indexes had 12-month returns of 21.99% and 9.34%, respectively. Shareholders should be aware that the fund's fiscal year-end has changed to November 30. For the 12 months that ended November 30, 1998, the fund's Class A, Class T, Class B and Class C shares returned 14.18%, 14.09%, 13.44% and 13.41%, respectively. The respective returns for the balanced funds average, S&P 500 and Lehman Brothers Index over the same period were 11.31%, 23.66% and 9.45%, respectively.
Q. WHAT FACTORS ENABLED THE FUND TO OUTPERFORM THE LIPPER AVERAGE IN SUCH A VOLATILE INVESTMENT ENVIRONMENT?
J.A. The period was one of the most challenging we've seen in quite a while due to the extreme volatility in the U.S. equity and bond markets in the late summer and early fall. However, the fund's emphasis on the stocks of large companies with strong management, dominant market share and consistent earnings growth helped to shield it somewhat during the market's plunge. That emphasis also helped many of the fund's holdings recover quickly during October and November, when the stock market staged a vigorous rally.
Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE DURING THE PERIOD COVERED BY THE REPORT?
J.A. Freddie Mac was one of the top contributors. Lower mortgage rates spurred a fresh wave of refinancing, providing the company with a steady supply of mortgages to buy and resell. In addition, Freddie Mac's business is focused solely on the U.S., which attracted investors looking to minimize their exposure to emerging markets. The stock of Pitney Bowes - a manufacturer of postage meters - also helped performance. Investors were attracted to the earnings growth expected from the multi-year, nationwide changeover now underway from mechanical to electronic postage meters.
Q. WHAT STOCKS DETRACTED FROM THE FUND'S PERFORMANCE?
J.A. Citicorp was the biggest detractor. The company suffered huge trading losses from its investments in Russia and Asia. Another lackluster performer was Alcatel, a French telecommunications company that saw much of its business in emerging markets dry up when those economies contracted.
Q. TURNING TO YOU, KEVIN, HOW DID THE DRAMATIC EVENTS OF THE LATE SUMMER AND EARLY FALL AFFECT THE FUND'S BOND SUBPORTFOLIO?
K.G. The Russian currency devaluation and default on the country's debt forced many hedge funds to sell their corporate bonds and mortgage securities. At the same time, investors flocked to U.S. Treasury bonds because of their reputation for safety. As a result, the spread, or difference, between the yields of Treasuries and other fixed income securities widened, as Treasury-bond yields dropped to levels not seen in more than 30 years and the prices of Treasuries soared. The fund's bond subportfolio contains primarily high-quality corporate bonds and mortgage securities, so it was hurt by these developments. However, the fallout from overseas events appeared to have run its course by the end of September, and I took advantage of the opportunity to upgrade the fund's holdings of corporate and mortgage issues. This should benefit the fund over the long term.
Q. JOHN, THE FUND'S FISCAL YEAR-END HAS BEEN CHANGED FROM OCTOBER 31 TO NOVEMBER 30. CAN YOU RECAP HOW THE FUND WAS AFFECTED BY MARKET EVENTS IN NOVEMBER?
J.A. The fund's stock and bond subportfolios both did well in November. U.S. stocks extended their rally off the October lows, as both the Dow Jones Industrial Average and the S&P 500 slightly exceeded their previous all-time highs at the end of November. The large-cap issues on which the fund concentrates continued to do well, with health care and technology being two stellar sectors for the fund. In the bond market, greater investor demand for high-yield issues resulted in that portion of the fund's bond subportfolio performing well.
Q. WHAT'S YOUR OUTLOOK, JOHN?
J.A. Earnings growth is still the key area of concern for stock investors, as it becomes clearer that the United States economy is slowing. If we get slower economic growth without an actual recession, the environment for stocks could still be favorable. By lowering short-term interest rates in September, October and November, the Federal Reserve Board demonstrated that it is serious about trying to prevent a recession in the U.S. Therefore, I am relatively optimistic about the stocks in the fund's portfolio, especially in light of the stock selection criteria I mentioned earlier.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)
FUND FACTS
GOAL: both income and growth
of capital by investing in a
diversified portfolio of equity
and fixed-income securities
START DATE: January 6, 1987
SIZE: as of November 30,
1998, more than $3.1
billion
MANAGERS: John Avery, since
1998, and Kevin Grant,
since 1996; John Avery
joined Fidelity in 1995;
Kevin Grant joined Fidelity in
1993

JOHN AVERY ON INVESTING IN
LARGE COMPANIES:
"I like investing in the stocks of
large companies, and you'll see
that preference reflected in the
fund's holdings. Large companies
tend to have dominant market
positions - they tend to rank first
or second in sales and earnings in
their particular industries.
"Having the biggest market share
does two things. First, it enables
a company to take advantage of
economies of scale in providing
its goods or services. That is,
those firms that produce the
largest quantities of something
can typically do so at the lowest
cost, and therefore can sell their
products profitably at a lower
price than their smaller
competitors. That's especially
important in an economic
environment like the current one,
where there's minimal inflation
and therefore less opportunity to
raise prices.
"As low-cost producers, large
companies also have advantages
that enable them to grow their
businesses more effectively. Their
higher return on investment and
greater cash flow allow them to
spend more on research and
development, insuring a healthy
pipeline of new products. More
cash also permits the required
expenditures for advertising and
promotion that are so crucial to
maintaining sales and earnings
growth."

INVESTMENT CHANGES

TOP FIVE STOCKS AS OF NOVEMBER 30, 1998

                                               % OF FUND'S INVESTMENTS AS OF

                                               NOVEMBER 30, 1998              OCTOBER 31, 1998  APRIL 30, 1998

Pitney Bowes, Inc.                              2.0                            2.1               1.8

Freddie Mac                                     1.9                            1.9               1.5

General Electric Co.                            1.8                            1.9               2.0

MCI WorldCom, Inc.                              1.8                            1.8               1.3

Wells Fargo & Co.                               1.5                            1.0               1.0

TOP FIVE BOND ISSUERS AS OF NOVEMBER 30, 1998

(WITH MATURITIES MORE THAN ONE YEAR)           % OF FUND'S INVESTMENTS AS OF

                                               NOVEMBER 30, 1998              OCTOBER 31, 1998  APRIL 30, 1998

Fannie Mae                                      7.9                            8.7               9.3

U.S. Treasury                                   2.1                            2.2               1.0

Government National Mortgage Association        1.7                            1.8               2.0

Time Warner, Inc.                               0.6                            0.7               0.7

Lockheed Martin Corp.                           0.5                            0.5               0.5

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30,
1998

                                               % OF FUND'S INVESTMENTS AS OF

                                               NOVEMBER 30, 1998              OCTOBER 31, 1998  APRIL 30, 1998

FINANCE                                         18.0                           17.8              22.8

UTILITIES                                       10.3                           9.8               9.7

TECHNOLOGY                                      7.7                            7.5               5.9

HEALTH                                          6.9                            6.6               8.1

ENERGY                                          5.8                            6.1               6.3


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1998 *
Row: 1, Col: 1, Value: 58.5
Row: 1, Col: 2, Value: 31.8
Row: 1, Col: 3, Value: 1.7
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 6.5
Stocks 60.9%
Bonds 31.8%
Convertible
securities 0.7%
Certificates of
deposit 0.1%
Short-term
investments 6.5%
*FOREIGN
INVESTMENTS 7.0%

 AS OF OCTOBER 31, 1998 **
Row: 1, Col: 1, Value: 57.7
Row: 1, Col: 2, Value: 32.7
Row: 1, Col: 3, Value: 1.7
Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 5, Value: 6.9
Stocks 59.6%
Bonds 32.7%
Convertible
securities 0.7%
Certificates of
deposit 0.1%
Short-term
investments 6.9%
**FOREIGN
INVESTMENTS 6.5%

AS OF APRIL 30, 1998 ***
Row: 1, Col: 1, Value: 62.6
Row: 1, Col: 2, Value: 31.9
Row: 1, Col: 3, Value: 2.2
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 1.8
Stocks 65.0%
Bonds 33.3%
Convertible
securities 1.2%
Certificates of
deposit 0.1%
Short-term
investments 0.4%
***FOREIGN
INVESTMENTS 8.7%

INVESTMENTS NOVEMBER 30, 1998
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 59.7%

                                                SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.7%

AEROSPACE & DEFENSE - 1.5%

Harsco Corp.                                     248,900                $ 8,058

Lockheed Martin Corp.                            122,000                 12,658

Textron, Inc.                                    368,400                 28,620

                                                                         49,336

DEFENSE ELECTRONICS - 0.7%

Raytheon Co. Class B                             385,800                 21,364

SHIP BUILDING & REPAIR - 0.5%

General Dynamics Corp.                           277,400                 16,107

TOTAL AEROSPACE & DEFENSE                                                86,807

BASIC INDUSTRIES - 3.0%

CHEMICALS & PLASTICS - 2.3%

Dow Chemical Co.                                 68,300                  6,651

du Pont (E.I.) de Nemours & Co.                  81,500                  4,788

Hanna (M.A.) Co.                                 247,300                 3,478

Hoechst AG                                       287,600                 12,309

ICI (Imperial Chemical Industries) PLC Class     705,600                 6,681
L

Lyondell Petrochemical Co.                       269,800                 5,025

Monsanto Co.                                     359,600                 16,294

Potash Corp. of Saskatchewan                     136,600                 8,376

Praxair, Inc.                                    148,200                 5,659

Solutia, Inc.                                    246,600                 5,518

                                                                         74,779

METALS & MINING - 0.5%

Aluminum Co. of America                          219,900                 16,300

PAPER & FOREST PRODUCTS - 0.2%

Willamette Industries, Inc.                      121,700                 4,252

TOTAL BASIC INDUSTRIES                                                   95,331

CONSTRUCTION & REAL ESTATE - 1.4%

BUILDING MATERIALS - 0.3%

Masco Corp.                                      347,400                 10,031

REAL ESTATE - 0.2%

Stewart Enterprises, Inc. Class A                292,800                 6,533

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - 0.9%

Boston Properties, Inc.                          186,300                $ 5,880

Equity Residential Properties Trust (SBI)        232,800                 9,850

Public Storage, Inc.                             192,900                 5,124

Starwood Hotels & Resorts Trust                  205,200                 6,233

                                                                         27,087

TOTAL CONSTRUCTION & REAL ESTATE                                         43,651

DURABLES - 0.7%

AUTOS, TIRES, & ACCESSORIES - 0.2%

Ford Motor Co.                                   130,400                 7,205

HOME FURNISHINGS - 0.5%

Leggett & Platt, Inc.                            747,300                 16,954

TOTAL DURABLES                                                           24,159

ENERGY - 5.4%

OIL & GAS - 5.4%

British Petroleum Co. PLC                        3,036,730               46,626

Chevron Corp.                                    192,800                 16,123

Elf Aquitaine SA sponsored ADR                   221,600                 13,795

Exxon Corp.                                      328,000                 24,621

Texaco, Inc.                                     354,900                 20,429

Total SA:

Class B                                          212,000                 25,917

sponsored ADR                                    53,800                  3,289

USX-Marathon Group                               814,200                 23,103

                                                                         173,903

FINANCE - 13.1%

BANKS - 5.1%

Bank of New York Co., Inc.                       1,222,600               41,874

Bank One Corp.                                   381,460                 19,574

BankAmerica Corp.                                151,188                 9,856

U.S. Bancorp                                     1,262,700               46,483

Wells Fargo & Co.                                1,330,100               47,884

                                                                         165,671

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 2.4%

American Express Co.                             313,500                $ 31,370

Associates First Capital Corp.                   336,269                 26,187

Citigroup, Inc.                                  359,900                 18,062

Olympic Financial Ltd. warrants 3/15/07 (a)      46                      0

                                                                         75,619

FEDERAL SPONSORED CREDIT - 3.0%

Fannie Mae                                       469,500                 34,156

Freddie Mac                                      1,007,100               60,930

                                                                         95,086

INSURANCE - 2.6%

Allstate Corp.                                   257,000                 10,473

American International Group, Inc.               420,100                 39,489

Aon Corp.                                        229,200                 13,208

Hartford Financial Services Group, Inc.          394,800                 21,788

                                                                         84,958

TOTAL FINANCE                                                            421,334

HEALTH - 6.7%

DRUGS & PHARMACEUTICALS - 5.9%

American Home Products Corp.                     534,300                 28,451

Bristol-Myers Squibb Co.                         253,540                 31,074

Elan Corp. PLC ADR (a)                           249,300                 16,984

Lilly (Eli) & Co.                                199,400                 17,884

Merck & Co., Inc.                                204,200                 31,625

Schering-Plough Corp.                            257,300                 27,370

Sigma-Aldrich Corp.                              199,200                 6,399

Warner-Lambert Co.                               399,900                 30,192

                                                                         189,979

MEDICAL EQUIPMENT & SUPPLIES - 0.8%

Johnson & Johnson                                208,800                 16,965

McKesson Corp.                                   143,300                 10,201

                                                                         27,166

TOTAL HEALTH                                                             217,145

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY & EQUIPMENT - 4.4%

ELECTRICAL EQUIPMENT - 2.2%

Emerson Electric Co.                             196,300                $ 12,760

General Electric Co.                             654,400                 59,223

Loral Space & Communications Ltd. (a)            300                     6

                                                                         71,989

INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%

Caterpillar, Inc.                                147,100                 7,272

Tyco International Ltd.                          704,378                 46,357

                                                                         53,629

POLLUTION CONTROL - 0.5%

Waste Management, Inc.                           387,500                 16,614

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                   142,232

MEDIA & LEISURE - 2.0%

BROADCASTING - 1.6%

Benedek Communications Corp. warrants 7/1/07     10,500                  21
(a)

CBS Corp.                                        294,500                 8,780

CS Wireless Systems, Inc. (a)(e)                 109                     0

Loral Orion Network Systems, Inc.:

warrants 1/15/07 (CV ratio .47) (a)              6,760                   57

warrants 1/15/07 (CV ratio .6) (a)               1,445                   16

NTL, Inc. warrants 12/31/08 (a)                  2,137                   32

Orbital Imaging Corp. warrants 3/1/05 (a)(e)     120                     1

Tele-Communications, Inc. (TCI Group) Series     294,600                 12,447
A (a)

Teletrac Holdings, Inc. warrants 8/1/07 (a)      380                     0

Time Warner, Inc.                                300,328                 31,760

UIH Australia/Pacific, Inc. warrants 5/15/06     4,430                   13
(a)

                                                                         53,127

LODGING & GAMING - 0.0%

Aladdin Gaming Enterprises, Inc. warrants        7,100                   0
3/1/10 (a)(e)

PUBLISHING - 0.4%

McGraw-Hill Companies, Inc.                      140,600                 12,584

TOTAL MEDIA & LEISURE                                                    65,711

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - 3.6%

AGRICULTURE - 0.1%

Delta & Pine Land Co.                            65,000                 $ 2,462

FOODS - 1.0%

Heinz (H.J.) Co.                                 282,100                 16,450

Sara Lee Corp.                                   284,100                 16,584

                                                                         33,034

HOUSEHOLD PRODUCTS - 1.1%

Procter & Gamble Co.                             200,000                 17,525

Renaissance Cosmetics, Inc. warrants 8/31/06     2,250                   0
(a)(e)

Unilever NV (NY shares)                          220,700                 17,063

                                                                         34,588

TOBACCO - 1.4%

Philip Morris Companies, Inc.                    840,900                 47,038

TOTAL NONDURABLES                                                        117,122

RETAIL & WHOLESALE - 1.8%

APPAREL STORES - 0.2%

Mothers Work, Inc. (a)(g)                        70                      1

TJX Companies, Inc.                              259,109                 6,640

                                                                         6,641

DRUG STORES - 0.7%

CVS Corp.                                        147,800                 7,298

Rite Aid Corp.                                   320,400                 14,859

                                                                         22,157

GENERAL MERCHANDISE STORES - 0.9%

Wal-Mart Stores, Inc.                            378,200                 28,483

TOTAL RETAIL & WHOLESALE                                                 57,281

SERVICES - 1.0%

PRINTING - 0.5%

Donnelley (R.R.) & Sons Co.                      406,600                 17,255

SERVICES - 0.5%

Modis Professional Services, Inc. (a)            195,400                 2,333

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Service Corp. International                      238,200                $ 8,903

ServiceMaster Co.                                169,500                 3,644

                                                                         14,880

TOTAL SERVICES                                                           32,135

TECHNOLOGY - 6.9%

COMPUTER SERVICES & SOFTWARE - 1.0%

Concentric Network Corp. warrants 12/15/07       420                     50
(a)(e)

Microsoft Corp. (a)                              279,700                 34,123

                                                                         34,173

COMPUTERS & OFFICE EQUIPMENT - 3.5%

Compaq Computer Corp.                            291,900                 9,487

International Business Machines Corp.            179,700                 29,651

Pitney Bowes, Inc.                               1,145,300               64,137

Xerox Corp.                                      96,900                  10,417

                                                                         113,692

ELECTRONICS - 2.4%

AMP, Inc.                                        260,716                 12,612

Intel Corp.                                      213,700                 22,999

Motorola, Inc.                                   395,500                 24,521

Texas Instruments, Inc.                          209,900                 16,031

                                                                         76,163

TOTAL TECHNOLOGY                                                         224,028

UTILITIES - 7.0%

CELLULAR - 0.0%

American Mobile Satellite Corp. warrants         310                     2
4/1/08 (a)

McCaw International Ltd. warrants 4/15/07        6,190                   31
(a)(e)

Microcell Telecommunications, Inc. warrants      21,520                  277
6/1/06 (a)(e)

                                                                         310

ELECTRIC UTILITY - 1.0%

CMS Energy Corp.                                 290,500                 14,162

Duke Energy Corp.                                195,200                 12,212

PG&E Corp.                                       198,600                 6,144

                                                                         32,518

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 6.0%

ALLTEL Corp.                                     384,500                $ 20,379

AT&T Corp.                                       370,900                 23,112

Bell Atlantic Corp.                              294,500                 16,382

Covad Communications Group, Inc. warrants        1,340                   13
3/15/98 (a)(e)

DTI Holdings, Inc. warrants 3/1/08 (a)(e)        4,000                   0

Firstworld Communications, Inc. warrants         510                     5
4/15/08 (a)

GTE Corp.                                        399,000                 24,738

KMC Telecom Holdings, Inc. warrants 2/15/08      610                     2
(a)

MCI WorldCom, Inc. (a)                           998,313                 58,900

Pathnet, Inc. warrants 4/15/08 (a)(e)            450                     5

Rhythms Netconnections, Inc. warrants            4,940                   37
5/15/08 (a)(e)

SBC Communications, Inc.                         631,000                 30,249

Sprint Corp.                                     247,400                 17,998

Sprint Corp. (a)                                 900                     14

                                                                         191,834

TOTAL UTILITIES                                                          224,662

TOTAL COMMON STOCKS                                                      1,925,501

PREFERRED STOCKS - 1.7%



CONVERTIBLE PREFERRED STOCKS - 0.5%

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.2%

Monsanto Co. $1.625 ACES (a)                     113,800                 5,149

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES - 0.0%

Republic Industries, Inc. $1.55 ACES             74,000                  1,300

INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%

ELECTRICAL EQUIPMENT - 0.2%

Loral Space & Communications Ltd. Series C,      85,000                  4,548
$3.00 (e)

PREFERRED STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS - CONTINUED

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Host Marriott Financial Trust $3.375 QUIPS       85,000                 $ 3,745
(e)

TOTAL CONVERTIBLE PREFERRED STOCKS                                       14,742

NONCONVERTIBLE PREFERRED STOCKS - 1.2%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Fresenius Medical Care Capital Trust II          1,861                   1,858
7.875%

INSURANCE - 0.0%

American Annuity Group Capital Trust II 8.75%    1,000                   898

TOTAL FINANCE                                                            2,756

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.3%

Adelphia Communications Corp. $13.00             5,170                   597

Citadel Broadcasting Co. Series B, 13.25%        6,120                   730
pay-in-kind

CSC Holdings, Inc. Series H, 11.75%              8,525                   985
pay-in-kind (a)

CSC Holdings, Inc. 11.125% pay-in-kind           38,541                  4,336

Echostar Communications Corp. 12.125%            1,301                   1,431
pay-in-kind

Granite Broadcasting Corp. 12.75% pay-in-kind    891                     820

                                                                         8,899

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

8.625%                                           7,700                   747

Series D, $10.00                                 28,400                  2,876

                                                                         3,623

TOTAL MEDIA & LEISURE                                                    12,522

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Renaissance Cosmetics, Inc. 14% pay-in-kind      2,871                   4

PREFERRED STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications, Inc. 13.5%            4,448                  $ 4,581
pay-in-kind (a)

COMPUTER SERVICES & SOFTWARE - 0.0%

Concentric Network Corp. 13.5% pay-in-kind       435                     370

TOTAL TECHNOLOGY                                                         4,951

UTILITIES - 0.6%

CELLULAR - 0.2%

Nextel Communications, Inc. 11.125%              3,557                   3,308
pay-in-kind

Nextel Communications, Inc. Series D, 13%        2,720                   2,897
pay-in-kind

                                                                         6,205

TELEPHONE SERVICES - 0.4%

e.spire Communications, Inc.:

12.75% pay-in-kind                               1,004                   653

14.75% pay-in-kind                               301                     241

Hyperion Telecommunication, Inc. 12.875%         1,467                   1,218
pay-in-kind

ICG Holdings, Inc.:

14% pay-in-kind (a)                              476                     469

14.25% pay-in-kind                               2,300                   2,346

IXC Communications, Inc. 12.5% pay-in-kind       576                     600

NEXTLINK Communications, Inc. 14% pay-in-kind    109,736                 5,871

Viatel, Inc. 10% (a)(e)                          164                     16

WinStar Communications, Inc. 14.25% (a)          608                     529

                                                                         11,943

TOTAL UTILITIES                                                          18,148

TOTAL NONCONVERTIBLE PREFERRED STOCKS                                    38,381

TOTAL PREFERRED STOCKS                                                   53,123



CORPORATE BONDS - 16.6%

                      MOODY'S RATINGS (UNAUDITED) (h)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.2%

INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%

POLLUTION CONTROL - 0.1%

WMX Technologies, Inc. 2% 1/24/05                Ba1       $ 4,340                            $ 4,042

TECHNOLOGY - 0.1%

COMPUTERS & OFFICE EQUIPMENT - 0.1%

Unisys Corp. 8.25% 3/15/06                       B          800                                3,316

TOTAL CONVERTIBLE BONDS                                                                        7,358

NONCONVERTIBLE BONDS - 16.4%

AEROSPACE & DEFENSE - 0.8%

AEROSPACE & DEFENSE - 0.5%

BE Aerospace, Inc. 9.5% 11/1/08 (e)              B1         330                                348

Lockheed Martin Corp. 7.2% 5/1/36                A3         15,000                             15,967

                                                                                               16,315

DEFENSE ELECTRONICS - 0.3%

Raytheon Co. 6.45% 8/15/02                       Baa1       8,000                              8,168

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding, Inc. 9.25% 12/1/06    B1         450                                476

TOTAL AEROSPACE & DEFENSE                                                                      24,959

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.1%

Atlantis Group, Inc. 11% 2/15/03                 B2         40                                 41

Huntsman Corp.:

9.5% 7/1/07 (e)                                  B2         2,470                              2,470

9.5% 7/1/07 (e)                                  -          510                                510

Koppers Industries, Inc. 9.875% 12/1/07          B2         740                                725

                                                                                               3,746

IRON & STEEL - 0.0%

GS Technologies Operating, Inc. 12.25%           B2         620                                434
10/1/05

WHX Corp. 10.5% 4/15/05                          B3         790                                754

                                                                                               1,188

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.1%

Doe Run Resources Corp.:

11.25% 3/15/05                                   B3        $ 230                              $ 166

11.6963% 3/15/03 (e)(f)                          B3         300                                216

Interlake Corp. 12.125% 3/1/02                   B3         1,780                              1,780

Kaiser Aluminum & Chemical Corp.:

Series B, 10.875% 10/15/06                       B1         30                                 31

Series D, 10.875% 10/15/06                       B1         300                                309

12.75% 2/1/03                                    B2         640                                640

                                                                                               3,142

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc.:

7.15% 5/15/05                                    Ba1        2,800                              2,811

7.35% 5/15/08                                    Ba1        2,600                              2,602

7.8% 5/15/18                                     Ba1        3,200                              3,203

                                                                                               8,616

PAPER & FOREST PRODUCTS - 0.2%

Ainsworth Lumber Co. Ltd. 12.5% 7/15/07          B3         190                                188
pay-in-kind

APP Finance II Mauritius Ltd. 12% 3/15/04        Caa        2,265                              1,359

Container Corp. of America gtd. 9.75% 4/1/03     B2         110                                111

Doman Industries Ltd. yankee 8.75% 3/15/04       B1         570                                485

Indah Kiat Finance Mauritius Ltd. 10% 7/1/07     Caa1       380                                247

Mail-Well Corp. 10.5% 2/15/04                    B+         190                                196

Malette, Inc. yankee 12.25% 7/15/04              Ba3        1,010                              1,088

Millar Western Forest Products Ltd. 9.875%       B3         1,310                              1,048
5/15/08

Pindo Deli Finance Mauritius Ltd. 10.25%         Caa1       330                                201
10/1/02

Stone Container Corp.:

10.75% 10/1/02                                   B1         650                                679

12.58% 8/1/16 (f)                                B2         111                                119

Tembec Finance Corp. yankee 9.875% 9/30/05       Ba3        480                                514

Tjiwi Kimia Finance Mauritius Ltd. 10% 8/1/04    Ba3        610                                390

                                                                                               6,625

TOTAL BASIC INDUSTRIES                                                                         23,317

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

CONSTRUCTION & REAL ESTATE - 0.3%

BUILDING MATERIALS - 0.1%

American Standard Cos., Inc.:

7.375% 2/1/08                                    Ba3       $ 1,380                            $ 1,390

7.625% 2/15/10                                   Ba3        120                                122

Schuff Steel Co. 10.5% 6/1/08                    B3         130                                114

                                                                                               1,626

CONSTRUCTION - 0.0%

Great Lakes Dredge & Dock Corp. 11.25%           B3         730                                741
8/15/08 (e)

REAL ESTATE - 0.1%

LNR Property Corp. 9.375% 3/15/08                B1         2,820                              2,679

REAL ESTATE INVESTMENT TRUSTS - 0.1%

CenterPoint Properties Trust 6.75% 4/1/05        Baa2       1,190                              1,125

EOP Operating LP:

6.625% 2/15/05                                   Baa1       1,250                              1,227

6.75% 2/15/08                                    Baa1       2,310                              2,266

                                                                                               4,618

TOTAL CONSTRUCTION & REAL ESTATE                                                               9,664

DURABLES - 0.4%

AUTOS, TIRES, & ACCESSORIES - 0.1%

Blue Bird Body Co. 10.75% 11/15/06               B2         290                                299

Breed Technologies, Inc. 9.25% 4/15/08 (e)       B3         1,150                              989

Federal-Mogul Corp. 7.875% 7/1/10                Ba2        200                                197

Morris Material Handling, Inc. 9.5% 4/1/08       B2         1,090                              828

                                                                                               2,313

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co. 9.625% 5/1/08      B3         620                                422

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5% 6/15/07                B3         290                                276

TEXTILES & APPAREL - 0.3%

Cluett American Corp. 10.125% 5/15/08 (e)        B3         390                                371

Levi Strauss & Co. 6.8% 11/1/03 (e)              Baa3       5,560                              5,533

Polymer Group, Inc. 9% 7/1/07                    B2         1,540                              1,532

Synthetic Industries, Inc. 9.25% 2/15/07         B2         990                                1,020

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

WestPoint Stevens, Inc. 7.875% 6/15/08           Ba3       $ 1,060                            $ 1,093

Worldtex, Inc. 9.625% 12/15/07                   B1         825                                734

                                                                                               10,283

TOTAL DURABLES                                                                                 13,294

ENERGY - 0.4%

COAL - 0.0%

P&L Coal Holdings Corp. 9.625% 5/15/08           B2         1,630                              1,663

ENERGY SERVICES - 0.1%

Bayard Drilling Technologies, Inc. 11%           B2         190                                211
6/30/05

DI Industries, Inc. 8.875% 7/1/07                B1         250                                198

Grey Wolf, Inc. 8.875% 7/1/07                    B1         760                                600

Ocean Rig Norway AS 10.25% 6/1/08                B3         580                                516

Pool Energy Services Co. 8.625% 4/1/08           B2         810                                770

Pride International, Inc. 9.375% 5/1/07          Ba3        410                                402

                                                                                               2,697

OIL & GAS - 0.3%

Canadian Forest Oil Ltd. 8.75% 9/15/07           B2         570                                547

Chesapeake Energy Corp. 9.625% 5/1/05            B1         290                                262

Cross Timbers Oil Co. 9.25% 4/1/07               B2         50                                 49

Flores & Rucks, Inc. 9.75% 10/1/06               B1         680                                731

Great Lakes Carbon Corp. 10.25% 5/15/08          B3         1,560                              1,576
pay-in-kind

Hurricane Hydrocarbons Ltd. 11.75% 11/1/04       B3         370                                185
(e)

Occidental Petroleum Corp. 6.39% 11/9/00         Baa3       1,000                              1,010

Ocean Energy, Inc. 8.375% 7/1/08                 B1         640                                653

Petroleum Geo-Services ASA 7.125% 3/30/28        Baa3       3,910                              3,687

Plains Resources, Inc.:

Series D, 10.25% 3/15/06                         B2         230                                237

10.25% 3/15/06                                   B2         630                                649

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Seven Seas Petroleum, Inc. 12.5% 5/15/05         Caa1      $ 300                              $ 204

Southwest Royalties, Inc. 10.5% 10/15/04         Caa2       80                                 42

                                                                                               9,832

TOTAL ENERGY                                                                                   14,192

FINANCE - 4.8%

BANKS - 2.7%

ABN-Amro Bank NV, Chicago 6.625% 10/31/01        Aa3        5,000                              5,136

Bank of New York Institutional Capital Trust     A1         10,000                             10,880
A 7.78% 12/1/26 (e)

BankAmerica Corp. 10% 2/1/03                     Aa3        350                                405

BanPonce Corp. 5.75% 3/1/99                      A3         880                                881

BanPonce Financial Corp.:

6.69% 9/21/00                                    A3         2,250                              2,274

6.75% 8/9/01                                     A3         3,850                              3,889

6.88% 6/16/00                                    A3         2,500                              2,535

Barclays Bank PLC yankee:

5.875% 7/15/00                                   A1         4,500                              4,519

5.95% 7/15/01                                    A1         5,500                              5,547

Capital One Bank:

6.375% 2/15/03                                   Baa3       2,700                              2,700

6.42% 11/12/99                                   Baa3       5,000                              4,989

Capital One Financial Corp. 7.125% 8/1/08        Ba1        2,550                              2,436

Central Fidelity Banks, Inc. 8.15% 11/15/02      A1         9,045                              9,875

First Chicago NBD Institutional Capital B        A1         6,000                              6,427
7.75% 12/1/26 (e)

First Tennessee National Corp. 6.75% 11/15/05    Baa1       720                                759

Kansallis-Osake-Pankki, New York 10% 5/1/02      A3         710                                800

MBNA Corp.:

6.34% 6/2/03                                     Baa2       850                                825

6.875% 11/15/02                                  Baa2       3,700                              3,855

NB Capital Trust IV 8.25% 4/15/27                Aa2        3,315                              3,773

Provident Bank 6.125% 12/15/00                   A3         3,420                              3,438

Summit Bancorp 8.625% 12/10/02                   BBB+       1,250                              1,380

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED) (h)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

Union Planters Corp. 6.75% 11/1/05               Baa2      $ 400                              $ 417

Wachovia Corp. 6.605% 10/1/25                    A1         7,550                              7,887

                                                                                               85,627

CREDIT & OTHER FINANCE - 1.7%

Ahmanson Capital Trust I 8.36% 12/1/26 (e)       A3         2,700                              3,056

Anthony Crane Rentals LP/Anthony Credit          B3         410                                400
Capital Corp. 10.375% 8/1/08 (e)

Arcadia Financial Ltd. 11.5% 3/15/07             B2         540                                405

Associates Corp. of North America 6% 4/15/03     Aa3        2,450                              2,498

AT&T Capital Corp.:

6.25% 5/15/01                                    Baa3       6,560                              6,489

6.41% 8/13/99                                    Baa3       1,000                              1,007

7.5% 11/15/00                                    Baa3       3,940                              3,978

BankBoston Capital Trust II 7.75% 12/15/26       A2         8,000                              8,228

ContiFinancial Corp. 8.125% 4/1/08               B1         210                                160

Delta Financial Corp. 9.5% 8/1/04                B3         390                                308

ERP Operating LP 6.55% 11/15/01                  A3         850                                847

First Security Capital I 8.41% 12/15/26          A3         1,280                              1,422

First Union Institutional Capital I 8.04%        BBB+       2,300                              2,499
12/1/26

Fleet Capital Trust II 7.92% 12/11/26            A2         600                                657

General Electric Capital Corp. 6.94% 4/13/09     Aaa        4,700                              4,725
(d)

GS Escrow Corp. 7.125% 8/1/05 (e)                Ba1        4,500                              4,398

Imperial Credit Capital Trust I 10.25%           B2         510                                383
6/14/02

Imperial Credit Industries 9.875% 1/15/07        B2         1,500                              1,125

MCN Investment Corp. 6.03% 2/1/01                Baa3       2,350                              2,378

Morgan (J.P.) Capital Trust II 7.95% 2/1/27      Aa3        2,230                              2,458

Nordstrom Credit, Inc. 7.25% 4/30/02             A2         3,100                              3,260

Ocwen Capital Trust 10.875% 8/1/27               B2         515                                402

Olympic Financial Ltd. 11.5% 3/15/07             B2         540                                405

ORBCOMM Global L.P./ORBCOMM Capital Co. 14%      B3         30                                 30
8/15/04

Sprint Capital Corp. 5.7% 11/15/03               Baa1       1,910                              1,908

Time Warner Telecom LLC/Time Warner Telecom,     B2         370                                390
Inc. 9.75% 7/15/08

                                                                                               53,816

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

INSURANCE - 0.4%

SunAmerica, Inc. 6.2% 10/31/99                   Baa1      $ 13,750                           $ 13,845

SAVINGS & LOANS - 0.0%

Long Island Savings Bank FSB 6.2% 4/2/01         Baa3       1,700                              1,687

TOTAL FINANCE                                                                                  154,975

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES - 0.0%

Graham-Field Health Products, Inc. 9.75%         Caa1       280                                165
8/15/07

Wright Medical Technology, Inc. 11.75%           Caa3       1,191                              774
7/1/00 (f)

                                                                                               939

MEDICAL FACILITIES MANAGEMENT - 0.2%

Fountain View, Inc. 11.25% 4/15/08               Caa1       570                                496

Harborside Healthcare Corp. 0% 8/1/08 (c)(e)     B3         585                                295

Oxford Health Plans, Inc. 11% 5/15/05 (e)        Caa1       1,080                              1,004

Tenet Healthcare Corp.:

8% 1/15/05                                       Ba1        620                                642

8.125% 12/1/08 (e)                               Ba3        3,220                              3,317

                                                                                               5,754

TOTAL HEALTH                                                                                   6,693

INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.1%

Advanced Lighting Technologies, Inc. 8%          B2         390                                355
3/15/08 (e)

Motors & Gears, Inc. 10.75% 11/15/06             B3         2,310                              2,379

Telex Communications, Inc. 10.5% 5/1/07          B2         550                                443

                                                                                               3,177

INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%

Continental Global Group, Inc. 11% 4/1/07        B2         410                                353

Thermadyne Holdings Corp. 0% 6/1/08 (c)          Caa1       1,080                              518

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

Thermadyne Manufacturing LLC 9.875% 6/1/08       B3        $ 940                              $ 902

Tyco International Group SA yankee 6.125%        Baa1       4,000                              4,052
6/15/01

                                                                                               5,825

POLLUTION CONTROL - 0.0%

Envirosource, Inc. 9.75% 6/15/03                 B3         660                                607

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                         9,609

MEDIA & LEISURE - 2.8%

BROADCASTING - 2.0%

ACME Television LLC/ACME Financial Corp. 0%      B3         970                                774
9/30/04 (c)

Adelphia Communications Corp.:

9.5% 2/15/04 pay-in-kind                         B2         1,060                              1,080

9.875% 3/1/05                                    B2         2,235                              2,419

9.875% 3/1/07                                    B2         720                                787

American Mobile Satellite Corp. 12.25% 4/1/08    -          310                                203

Ascent Entertainment Group, Inc. 0% 12/15/04     B3         2,680                              1,608
(c)

CapStar Broadcasting Partners, Inc. 0%           B3         270                                221
2/1/09 (c)

CBS Radio, Inc. 11.375% 1/15/09 pay-in-kind      -          2,471                              2,867

Chancellor Media Corp.:

8% 11/1/08 (e)                                   Ba2        840                                861

9% 10/1/08 (e)                                   B1         260                                275

Classic Communications, Inc. 0% 8/1/09 unit      Caa1       110                                67
(c)(e)

Clear Channel Communications, Inc. 7.25%         Baa3       4,200                              4,261
10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                                     Baa3       325                                363

9% 9/1/08                                        Baa3       2,510                              2,951

International Cabletel, Inc. 0% 2/1/06 (c)       B3         2,120                              1,749

Iridium Operating LLC/Iridium Capital Corp.:

10.875% 7/15/05                                  B3         2,500                              2,100

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Iridium Operating LLC/Iridium Capital Corp.:
- continued

11.25% 7/15/05                                   B3        $ 1,040                            $ 884

Metromedia Fiber Network, Inc.  10% 11/15/08     B2         930                                964
(e)

NTL, Inc.:

0% 4/1/08 (c)(e)                                 B3         6,180                              3,893

10% 2/15/07                                      B3         740                                766

11.5% 10/1/08                                    B3         610                                679

Olympus Communications LP/Olympus Capital        B1         1,690                              1,855
Corp. 10.625% 11/15/06

Orbital Imaging Corp. 11.625% 3/1/05             -          120                                119

Orion Network Systems, Inc.:

0% 1/15/07 (c)                                   B2         5,770                              3,577

11.25% 1/15/07                                   B2         1,275                              1,221

Renaissance Media Group LLC/Renaissance 0%       B3         400                                274
4/15/08 (c)

Rogers Cablesystems Ltd. yankee 10.125%          Ba3        170                                187
9/1/12

Satelites Mexicanos SA de CV:

9.06% 6/30/04 (e)(f)                             -          1,188                              1,093

10.125% 11/1/04 (e)                              B3         1,730                              1,453

Telewest Communications PLC  11.25% 11/1/08      B1         140                                159
(e)

Telewest PLC:

yankee 0% 10/1/07 (c)                            B1         2,985                              2,507

9.625% 10/1/06                                   B1         210                                218

Time Warner, Inc.:

6.85% 1/15/26                                    Baa3       7,120                              7,354

6.875% 6/15/18                                   Baa3       2,750                              2,884

7.75% 6/15/05                                    Baa3       8,000                              8,801

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (c)                          B2         3,780                              1,928

Series D 0% 5/15/06 (c)                          B2         430                                219

United International Holdings, Inc. 0%           B3         1,650                              949
2/15/08 (c)

                                                                                               64,570

CORPORATE BONDS - CONTINUED

                    MOODY'S RATINGS (UNAUDITED) (h)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.2%

AMC Entertainment, Inc. 9.5% 3/15/09             B2        $ 1,070                            $ 1,094

Premier Parks, Inc.:

0% 4/1/08 (c)                                    B3         880                                603

9.25% 4/1/06                                     B3         70                                 73

Regal Cinemas, Inc. 9.5% 6/1/08 (e)              B3         310                                326

Viacom, Inc.:

7.75% 6/1/05                                     Baa3       750                                815

8% 7/7/06                                        Ba2        3,290                              3,405

                                                                                               6,316

LODGING & GAMING - 0.3%

Aladdin Gaming Holdings/Aladdin Capital          Caa2       710                                199
Corp. 0% 3/1/10 (c)

Circus Circus Enterprises, Inc.:

7% 11/15/36                                      Baa3       1,410                              1,304

7.625% 7/15/13                                   Ba2        330                                290

9.25% 12/1/05                                    Ba2        590                                608

HMH Properties, Inc.:

7.875% 8/1/05                                    Ba2        1,840                              1,817

7.875% 8/1/08                                    Ba2        190                                186

KSL Recreation Group, Inc. 10.25% 5/1/07         B3         380                                380

Signature Resorts, Inc.:

9.25% 5/15/06                                    B2         1,060                              986

9.75% 10/1/07                                    B3         1,590                              1,352

Station Casinos, Inc.:

8.875% 12/1/08 (e)                               B2         340                                343

10.125% 3/15/06                                  B2         510                                539

Sun International Hotels Ltd./Sun                Ba3        570                                593
International North America, Inc. yankee 9%
3/15/07

                                                                                               8,597

PUBLISHING - 0.1%

Big Flower Press Holdings, Inc. 8.875% 7/1/07    B2         2,080                              2,132

News America, Inc. 6.625% 1/9/08                 Baa3       615                                625

                                                                                               2,757

RESTAURANTS - 0.2%

AFC Enterprises, Inc. 10.25% 5/15/07             B3         1,000                              1,045

Darden Restaurants, Inc. 6.375% 2/1/06           Baa1       1,450                              1,401

Host Marriott Travel Plazas, Inc. 9.5%           Ba3        160                                165
5/15/05

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Nebraska Restaurant, Inc. 10.75% 7/15/08 (e)     B3        $ 430                              $ 443

SC International Services, Inc. Series B,        B2         470                                472
9.25% 9/1/07

Wendy's International, Inc. 6.35% 12/15/05       Baa1       5,000                              5,001

                                                                                               8,527

TOTAL MEDIA & LEISURE                                                                          90,767

NONDURABLES - 0.6%

FOODS - 0.2%

ConAgra, Inc. 7.125% 10/1/26                     Baa1       3,600                              3,729

Del Monte Corp. 12.25% 4/15/07                   Caa1       380                                431

                                                                                               4,160

HOUSEHOLD PRODUCTS - 0.1%

AKI Holding Corp. 0% 7/1/09 (c)(e)               Caa1       180                                72

AKI, Inc. 10.5% 7/1/08 (e)                       B2         200                                192

Revlon Consumer Products Corp.:

8.125% 2/1/06                                    B2         820                                808

8.625% 2/1/08                                    B3         880                                869

9% 11/1/06 (e)                                   B2         1,810                              1,864

                                                                                               3,805

TOBACCO - 0.3%

Philip Morris Companies, Inc. 6.95% 6/1/06       A2         10,000                             10,547

TOTAL NONDURABLES                                                                              18,512

PRECIOUS METALS - 0.1%

Centaur Mining & Exploration Ltd. 11% 12/1/07    B1         550                                502

Great Central Mines Ltd. 8.875% 4/1/08           Ba2        1,300                              1,313

TOTAL PRECIOUS METALS                                                                          1,815

RETAIL & WHOLESALE - 0.8%

APPAREL STORES - 0.1%

Mothers Work, Inc. 12.625% 8/1/05                B3         240                                248

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Specialty Retailers, Inc.:

8.5% 7/15/05                                     Ba3       $ 790                              $ 703

9% 7/15/07                                       B2         1,270                              1,102

                                                                                               2,053

GENERAL MERCHANDISE STORES - 0.3%

Dayton Hudson Corp. 6.4% 2/15/03                 A3         425                                435

Federated Department Stores, Inc.:

6.79% 7/15/27                                    Baa2       7,000                              7,216

8.5% 6/15/03                                     Baa2       3,000                              3,316

                                                                                               10,967

GROCERY STORES - 0.2%

American Stores Co. 7.5% 5/1/37                  Baa2       1,000                              1,104

Kroger Co. 6% 7/1/00                             Baa3       3,530                              3,555

Pathmark Stores, Inc. 9.625% 5/1/03              Caa1       1,490                              1,490

                                                                                               6,149

RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%

Amazon.com, Inc. 0% 5/1/08 (c)                   Caa2       2,895                              1,954

Guitar Center, Inc. 11% 7/1/06                   B1         670                                710

HMV Media Group PLC 10.25% 5/15/08 (e)           B3         590                                590

J. Crew Group, Inc. 0% 10/15/08 (c)              Caa3       2,000                              910

J. Crew Operating Corp. 10.375% 10/15/07         Caa1       1,220                              1,086

Metals USA, Inc. 8.625% 2/15/08                  B2         1,140                              1,094

U.S. Office Products Co. 9.75% 6/15/08 (e)       B3         380                                274

                                                                                               6,618

TOTAL RETAIL & WHOLESALE                                                                       25,787

SERVICES - 0.2%

LEASING & RENTAL - 0.1%

AP Holdings, Inc. 0% 3/15/08 (c)                 Caa2       370                                196

Apcoa, Inc. 9.25% 3/15/08                        Caa1       1,120                              1,030

Hollywood Entertainment Corp. 10.625% 8/15/04    B3         1,430                              1,451

Renters Choice, Inc. 11% 8/15/08 (e)             B2         450                                458

                                                                                               3,135

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

SERVICES - CONTINUED

PRINTING - 0.1%

Sullivan Graphics, Inc. 12.75% 8/1/05            Caa1      $ 1,810                            $ 1,837

SERVICES - 0.0%

Coach USA, Inc. 9.375% 7/1/07                    B1         50                                 52

Iron Mountain, Inc. 8.75% 9/30/09                B3         185                                190

Medaphis Corp. 9.5% 2/15/05                      B2         1,240                              893

SITEL Corp. 9.25% 3/15/06                        B2         120                                107

                                                                                               1,242

TOTAL SERVICES                                                                                 6,214

TECHNOLOGY - 0.6%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications, Inc.:

8.5% 1/15/08                                     B2         130                                126

8.6% 6/1/08                                      B2         640                                622

Jordan Telecommunication Products, Inc.:

0% 8/1/07 (c)                                    B3         990                                757

9.875% 8/1/07                                    B3         290                                289

                                                                                               1,794

COMPUTER SERVICES & SOFTWARE - 0.1%

Concentric Network Corp. 12.75% 12/15/07         -          590                                602

DecisionOne Corp. 9.75% 8/1/07                   B3         360                                162

DecisionOne Holdings Corp. 0% 8/1/08 unit (c)    Caa1       930                                214

ICG Services, Inc.:

0% 2/15/08 (c)                                   -          2,050                              1,110

0% 5/1/08 (c)                                    -          210                                110

                                                                                               2,198

COMPUTERS & OFFICE EQUIPMENT - 0.4%

Comdisco, Inc.:

5.75% 2/15/01                                    Baa1       6,000                              5,895

6.1% 6/5/01                                      Baa1       3,000                              3,042

6.375% 11/30/01                                  Baa1       4,500                              4,469

                                                                                               13,406

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.0%

Fisher Scientific International, Inc. 9%         B3        $ 280                              $ 280
2/1/08 (e)

Telecommunications Techniques Co. LLC 9.75%      B3         1,030                              1,030
5/15/08

                                                                                               1,310

ELECTRONICS - 0.1%

Communications Instruments, Inc. 10% 9/15/04     B3         400                                372

Hadco Corp. 9.5% 6/15/08                         B2         860                                860

Insilco Corp. 12% 8/15/07 unit (e)               B3         670                                690

                                                                                               1,922

TOTAL TECHNOLOGY                                                                               20,630

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc. 9.25% 4/15/08                    B3         410                                409

Atlas Air, Inc. Pass Through Trust 12.25%        Ba3        860                                920
12/1/02

Delta Air Lines, Inc. equipment trust            Baa1       729                                794
certificate 8.54% 1/2/07

Kitty Hawk, Inc. 9.95% 11/15/04                  B1         2,400                              2,358

                                                                                               4,481

RAILROADS - 0.5%

Burlington Northern Santa Fe Corp.:

6.875% 12/1/27                                   Baa2       5,000                              4,981

7.29% 6/1/36                                     Baa2       4,360                              4,786

Norfolk Southern Corp. 7.05% 5/1/37              Baa1       5,800                              6,160

                                                                                               15,927

SHIPPING - 0.1%

Amer Reefer Co. Ltd. 10.25% 3/1/08 (e)           B1         150                                113

Holt Group, Inc. 9.75% 1/15/06 (e)               Caa1       1,730                              1,185

Hvide Marine, Inc. 8.375% 2/15/08                B1         50                                 41

                                                                                               1,339

TOTAL TRANSPORTATION                                                                           21,747

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - 2.7%

CELLULAR - 1.0%

360 Degrees Communications Co.:

7.125% 3/1/03                                    Baa1      $ 1,560                            $ 1,642

7.5% 3/1/06                                      Baa1       1,850                              2,030

Cable & Wireless Communications PLC 6.375%       Baa1       3,770                              3,792
3/6/03

Cellnet Data Systems, Inc. 0% 10/1/07 (c)        -          1,670                              317

Dial Call Communications, Inc. 0% 12/15/05       B2         350                                341
(c)

Iridium LLC/Iridium Capital Corp. 13% 7/15/05    B3         170                                155

McCaw International Ltd. 0% 4/15/07 (c)          Caa1       6,050                              3,388

Millicom International Cellular SA 0% 6/1/06     Caa1       11,510                             8,086
(c)

Nextel Communications, Inc.:

0% 8/15/04 (c)                                   B2         1,170                              1,150

0% 2/15/08 (c)                                   B2         4,240                              2,597

Nextel International, Inc. 0% 4/15/08 (c)        Caa1       2,350                              1,116

PageMart Nationwide, Inc. 0% 2/1/05 (c)          B3         860                                765

PageMart Wireless, Inc. 0% 2/1/08 (c)            Caa2       700                                324

Rogers Communications, Inc. 8.875% 7/15/07       B2         2,110                              2,131

Telesystem International Wireless, Inc.:

0% 6/30/07 (c)                                   Caa1       1,410                              642

0% 11/1/07 (c)                                   Caa1       2,080                              832

Teligent, Inc. 0% 3/1/08 (c)                     Caa1       1,440                              738

                                                                                               30,046

ELECTRIC UTILITY - 0.6%

AES Corp. 10.25% 7/15/06                         Ba1        1,460                              1,555

Avon Energy Partners Holdings 6.46% 3/4/08       Baa2       3,500                              3,519
(e)

DR Investments UK PLC yankee 7.1% 5/15/02 (e)    A2         5,000                              5,202

Israel Electric Corp. Ltd. 7.75% 12/15/27 (e)    A3         7,040                              6,498

Niagara Mohawk Power Corp. 7.75% 10/1/08         Ba3        630                                671

Texas Utilities Co. 6.375% 1/1/08                Baa3       2,780                              2,799

                                                                                               20,244

GAS - 0.2%

Columbia Gas System, Inc. 6.61% 11/28/02         A3         6,000                              6,164

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.9%

Covad Communications Group, Inc. 0% 3/15/08      -         $ 1,340                            $ 630
(c)

Dobson Wireline Co. 12.25% 6/15/08 (e)           -          930                                856

DTI Holdings, Inc. 0% 3/1/08 (c)                 -          800                                216

Firstworld Communications, Inc.  0% 4/15/08      -          510                                148
(c)(e)

Flag Ltd. 8.25% 1/30/08                          Ba3        190                                192

GCI, Inc. 9.75% 8/1/07                           B2         150                                145

Global TeleSystems Group, Inc. 9.875% 2/15/05    Caa2       210                                193

GST Network Funding, Inc. 0% 5/1/08 (c)(e)       -          1,610                              773

GST Telecommunications, Inc. 12.75% 11/15/07     -          1,060                              986

Hyperion Telecommunications, Inc. 0% 4/15/03     B3         1,620                              1,199
(c)

ICG Holdings, Inc. 0% 9/15/05 (c)                -          880                                735

IXC Communications, Inc. 9% 4/15/08              B3         1,630                              1,646

KMC Telecom Holdings, Inc. 0% 2/15/08 (c)(e)     -          510                                245

Level 3 Communications, Inc. 9.125% 5/1/08       B3         1,900                              1,895

MCI WorldCom, Inc.:

6.4% 8/15/05                                     Baa2       3,215                              3,344

8.875% 1/15/06                                   Baa2       5,667                              6,225

9.375% 1/15/04                                   Baa2       1,228                              1,276

McLeodUSA, Inc.:

0% 3/1/07 (c)                                    B2         1,800                              1,393

9.25% 7/15/07                                    B2         160                                166

Netia Holdings BV:

0% 11/1/07 (c)                                   B3         230                                140

10.25% 11/1/07                                   B3         300                                261

NEXTLINK Communications LLC 12.5% 4/15/06        B3         320                                352

NEXTLINK Communications, Inc.:

9% 3/15/08                                       B3         210                                204

9.625% 10/1/07                                   B3         320                                317

10.75% 11/15/08 (e)                              B3         1,880                              1,948

Pathnet, Inc. 12.25% 4/15/08                     -          450                                344

Rhythms Netconnections, Inc. 0% 5/15/08 (c)      -          1,235                              519

Viatel, Inc.:

0% 4/15/08 (c)                                   Caa1       140                                81

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED) (h)    PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Viatel, Inc.: - continued

11.25% 4/15/08                                   Caa1      $ 190                              $ 190

WinStar Communications, Inc.:

0% 10/15/05 (c)                                  Caa1       660                                482

0% 10/15/05 (c)                                  Caa1       1,570                              1,754

0% 3/15/08 (c)                                   CCC        1,275                              988

Winstar Equipment Corp. 12.5% 3/15/04            B3         60                                 62

                                                                                               29,905

TOTAL UTILITIES                                                                                86,359

TOTAL NONCONVERTIBLE BONDS                                                                     528,534

TOTAL CORPORATE BONDS                                                                          535,892

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 3.3%



U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%

Fannie Mae:

5.75% 6/15/05                                    Aaa        4,140                              4,289

8.625% 6/30/04                                   Aaa        4,000                              4,657

Farm Credit Systems Financial Assistance         Aaa        3,400                              3,998
Corp. 9.375% 7/21/03

Federal Agricultural Mortgage Corp. 7.01%        Aaa        1,720                              1,866
2/10/04

Federal Home Loan Bank:

7.36% 7/1/04                                     Aaa        1,590                              1,755

7.38% 8/5/04                                     Aaa        3,790                              4,192

7.56% 9/1/04                                     Aaa        5,530                              6,172

7.7% 9/20/04                                     Aaa        1,170                              1,315

Government Trust Certificates (assets of
Trust guaranteed by U.S. Government through Defense Security Assistance Agency):

Class 1-C, 9.25% 11/15/01                        Aaa        1,331                              1,423

Class 2-E, 9.4% 5/15/02                          Aaa        1,295                              1,373

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):

Series 1993 C, 5.2% 10/15/04                     Aaa       $ 340                              $ 340

Series 1993 D, 5.23% 5/15/05                     Aaa        597                                598

Series 1994 A, 7.12% 4/15/06                     Aaa        597                                631

Guaranteed Trade Trust Certificates (assets      Aaa        493                                533
of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-B,
7.5% 1/26/06

Overseas Private Investment Corp. U.S.
Government guaranteed participation
certificate:

Series 1994 195, 6.08% 8/15/04 (callable)        Aaa        1,635                              1,689

Series 1996-A1, 6.726% 9/15/10 (callable)        -          5,000                              5,304

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                       40,135

U.S. TREASURY OBLIGATIONS - 2.1%

U.S. Treasury Bond:

6.125% 11/15/27                                  Aaa        3,200                              3,609

6.375% 8/15/27                                   Aaa        485                                562

6.875% 8/15/25                                   Aaa        10,235                             12,484

7.625% 2/15/25                                   Aaa        9,930                              13,151

8.75% 5/15/17                                    Aaa        10,700                             15,007

U.S. Treasury Notes 7% 7/15/06                   Aaa        19,050                             21,675

TOTAL U.S. TREASURY OBLIGATIONS                                                                66,488

TOTAL U.S. GOVERNMENT AND  GOVERNMENT AGENCY                                                   106,623
OBLIGATIONS

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
- 9.6%



FANNIE MAE - 7.7%

5.5% 2/1/11 to 4/1/11                            Aaa        15,682                             15,458

6% 6/1/11 to 12/1/28 (j)                         Aaa        40,134                             39,928

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
- CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - CONTINUED

6.5% 2/1/24 to 12/1/28 (j)                       Aaa       $ 187,024                          $ 188,087

7% 7/1/25 to 7/1/28                              Aaa        5,566                              5,682

TOTAL FANNIE MAE                                                                               249,155

FREDDIE MAC - 0.2%

5.5% 4/1/03 to 5/1/03                            Aaa        3,147                              3,145

7% 7/1/99 to 8/1/01                              Aaa        2,009                              2,018

TOTAL FREDDIE MAC                                                                              5,163

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
1.7%

7% 12/15/25 to 7/15/28                           Aaa        2,504                              2,563

7.5% 2/15/23 to 8/15/28                          Aaa        39,919                             41,232

8% 11/15/21 to 12/15/26                          Aaa        10,530                             10,955

TOTAL GOVERNMENT NATIONAL MORTGAGE                                                             54,750
ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE                                                        309,068
SECURITIES

ASSET-BACKED SECURITIES - 1.3%



Airplanes Pass Through Trust 10.875% 3/15/19     Ba2        1,570                              1,664

Capital Equipment Receivables Trust 6.11%        Aaa        5,081                              5,084
7/15/99

Chase Manhattan Grantor Trust:

6.61% 9/15/02                                    Aaa        2,846                              2,885

6.76% 9/15/02                                    A3         711                                719

Chevy Chase Auto Receivables Trust:

5.9% 7/15/03                                     Aaa        2,610                              2,615

5.91% 12/15/04                                   Aaa        1,434                              1,444

6.6% 12/15/02                                    Aaa        864                                870

Ford Credit Auto Owner Trust:

6.2% 12/15/02                                    Baa3       1,970                              1,983

6.4% 5/15/02                                     A1         2,710                              2,748

6.4% 12/15/02                                    Baa3       1,090                              1,098

Ford Credit Grantor Trust 5.9% 10/15/00          Aaa        316                                316

Green Tree Financial Corp. 6.1% 4/15/27          Aaa        590                                590

ASSET-BACKED SECURITIES - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Key Auto Finance Trust:

6.3% 10/15/03                                    A2        $ 2,670                            $ 2,675

6.65% 10/15/03                                   Baa3       783                                791

MBNA Master Credit Card Trust II 6.55%           Aaa        9,000                              9,491
1/15/07

Sears Credit Account Master Trust II 6.5%        Aaa        6,280                              6,298
10/15/03

TOTAL ASSET-BACKED SECURITIES                                                                  41,271

COMMERCIAL MORTGAGE SECURITIES - 0.8%



Berkeley Federal Bank & Trust FSB Series         -          1,836                              1,363
1994 Class 1-B 7.6626% 8/1/24 (e)(f)

CS First Boston Mortgage Securities Corp.:

Series 1997-C2 Class D, 7.27% 1/17/35            Baa2       3,070                              2,854

Series 1998 FLI Class E, 6.5063% 1/10/13         Baa2       5,360                              5,214
(e)(f)

DLJ Mortgage Acceptance Corp. Series             -          700                                698
1993-MF12 Class B-2, 10.1% 9/18/03 (e)

First Chicago/Lennar Trust I Series 1997-CHL1:

Class D, 8.1117% 4/13/39 (f)                     -          700                                593

Class E, 8.1117% 4/1/39 (f)                      -          650                                498

General Motors Acceptance Corp. Commercial       Ba3        500                                413
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86% 10/15/28 (e)

GS Mortgage Securities Corp. II Series           Baa3       2,600                              2,346
1998-GLII Class E, 6.9697% 4/13/31 (e)(f)

Morgan Stanley Capital I, Inc.:

Series 1996-MBL1 Class E, 8.2465% 5/25/21        -          737                                725
(e)(f)

Series 1998-CF1:

Class D, 7.35% 1/15/12                           Baa2       2,451                              2,363

Class E, 7.35% 12/15/12                          Baa3       850                                748

Penn Mutual Life Insurance Co. (The)/Penn        -          1,250                              786
Insurance & Annuity Co. Series 1996-PML
Class K, 7.9% 11/15/26 (e)

Resolution Trust Corp. Series 1991-M2 Class      Ba3        270                                218
A-3, 7.2498% 9/25/20 (f)

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Structured Asset Securities Corp.:

sequential pay Series 1996 Class A-2A, 7.75%     AAA       $ 659                              $ 664
2/25/28

Series 1993-C1 Class E, 6.6% 10/25/24 (e)        B          500                                225

Series 1995-C1 Class E, 7.375% 9/25/24 (e)       BB         1,000                              968

Thirteen Affiliates of General Growth            Aaa        4,500                              4,710
Properties, Inc. sequential pay Series A-2,
6.602% 12/15/10 (e)

Wells Fargo Capital Markets Apartment            Aaa        1,727                              1,748
Financing Trust Series APT Class 1, 6.56%
12/29/05 (e)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                           27,134

FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 0.3%



Quebec Province yankee 6.86% 4/15/26 (d)(i)      A2         8,000                              8,706
(Cost $7,698)

SUPRANATIONAL OBLIGATIONS - 0.1%



Inter American Development Bank yankee 6.29%     Aaa        4,000                              4,206
7/16/27 (Cost $3,975)

CERTIFICATES OF DEPOSIT - 0.1%



Canadian Imperial Bank of Commerce, New York                3,000                              3,035
yankee 6.2% 8/1/00 (Cost $3,005)


CASH EQUIVALENTS - 6.5%

                                                            SHARES

Taxable Central Cash Fund (b) (Cost $210,674)               210,673,975                       210,674

TOTAL INVESTMENT IN SECURITIES - 100%                                                         $ 3,225,233


SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common Exchange
  Securities
QUIPS - Quarterly Income Preferred
   Securities

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $104,198,000 or 3.3% of net assets.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY            ACQUISTION DATE  ACQUISITION COST (000S)

Mothers Work, Inc.  6/18/98           1

(h) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(j) A portion of the security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements). OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS           S&P RATINGS

Aaa, Aa, A         19.0%  AAA, AA, A     18.1%

Baa                6.3%   BBB            6.8%

Ba                 1.3%   BB             1.3%

B                  3.6%   B              3.7%

Caa                1.1%   CCC            1.0%

Ca, C              0.0%   CC, C          0.0%

                          D              0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

INCOME TAX INFORMATION
At November 30, 1998, the aggregate cost of investment securities for income tax purposes was $2,717,099,000. Net unrealized appreciation aggregated $508,134,000, of which $578,947,000 related to appreciated investment securities and $70,813,000 related to depreciated investment securities.
The fund hereby designates approximately $112,000 as a capital gain dividend for the purpose of the dividend paid deduction.

INVESTMENTS OCTOBER 31, 1998
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 58.4%

                                                SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.9%

AEROSPACE & DEFENSE - 1.6%

Harsco Corp.                                     248,900                $ 8,151

Lockheed Martin Corp.                            122,000                 13,588

Textron, Inc.                                    368,400                 27,400

                                                                         49,139

DEFENSE ELECTRONICS - 0.7%

Raytheon Co. Class B                             385,800                 22,401

SHIP BUILDING & REPAIR - 0.6%

General Dynamics Corp.                           277,400                 16,419

TOTAL AEROSPACE & DEFENSE                                                87,959

BASIC INDUSTRIES - 2.2%

CHEMICALS & PLASTICS - 1.6%

du Pont (E.I.) de Nemours & Co.                  154,600                 8,890

Hanna (M.A.) Co.                                 247,300                 3,632

Hoechst AG                                       287,600                 12,125

Monsanto Co.                                     359,600                 14,609

Praxair, Inc.                                    148,200                 5,965

Solutia, Inc.                                    246,600                 5,410

                                                                         50,631

METALS & MINING - 0.6%

Aluminum Co. of America                          219,900                 17,427

TOTAL BASIC INDUSTRIES                                                   68,058

CONSTRUCTION & REAL ESTATE - 1.4%

BUILDING MATERIALS - 0.3%

Masco Corp.                                      347,400                 9,792

REAL ESTATE - 0.2%

Stewart Enterprises, Inc. Class A                292,800                 6,753

REAL ESTATE INVESTMENT TRUSTS - 0.9%

Boston Properties, Inc.                          186,300                 5,310

Equity Residential Properties Trust (SBI)        232,800                 9,778

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - CONTINUED

Public Storage, Inc.                             192,900                $ 5,148

Starwood Hotels & Resorts Trust                  205,200                 5,810

                                                                         26,046

TOTAL CONSTRUCTION & REAL ESTATE                                         42,591

DURABLES - 0.8%

AUTOS, TIRES, & ACCESSORIES - 0.2%

Ford Motor Co.                                   130,400                 7,074

HOME FURNISHINGS - 0.6%

Leggett & Platt, Inc.                            747,300                 17,468

TOTAL DURABLES                                                           24,542

ENERGY - 5.7%

OIL & GAS - 5.7%

British Petroleum Co. PLC                        3,010,052               44,355

Chevron Corp.                                    192,800                 15,713

Elf Aquitaine sponsored ADR                      221,600                 12,853

Exxon Corp.                                      328,000                 23,370

Texaco, Inc.                                     354,900                 21,050

Total SA:

Class B                                          212,000                 24,804

sponsored ADR                                    53,800                  3,147

USX-Marathon Group                               814,200                 26,614

                                                                         171,906

FINANCE - 12.9%

BANKS - 5.2%

Bank of New York Co., Inc.                       1,222,600               38,588

Bank One Corp.                                   381,460                 18,644

BankAmerica Corp.                                105,988                 6,088

Norwest Corp.                                    540,100                 20,085

U.S. Bancorp                                     1,262,700               46,089

Wells Fargo & Co.                                79,000                  29,230

                                                                         158,724

CREDIT & OTHER FINANCE - 2.1%

American Express Co.                             313,500                 27,706

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

Associates First Capital Corp.                   336,269                $ 23,707

Citigroup, Inc.                                  263,000                 12,377

Olympic Financial Ltd. warrants 3/15/07 (a)      46                      0

                                                                         63,790

FEDERAL SPONSORED CREDIT - 3.0%

Fannie Mae                                       469,500                 33,246

Freddie Mac                                      1,007,100               57,908

                                                                         91,154

INSURANCE - 2.6%

Allstate Corp.                                   257,000                 11,067

American International Group, Inc.               420,100                 35,814

Aon Corp.                                        229,200                 14,210

Hartford Financial Services Group, Inc.          373,000                 19,816

                                                                         80,907

TOTAL FINANCE                                                            394,575

HEALTH - 6.4%

DRUGS & PHARMACEUTICALS - 5.5%

American Home Products Corp.                     534,300                 26,047

Bristol-Myers Squibb Co.                         351,840                 38,900

Elan Corp. PLC ADR (a)                           249,300                 17,467

Merck & Co., Inc.                                156,000                 21,099

Schering-Plough Corp.                            257,300                 26,470

Sigma-Aldrich Corp.                              199,200                 6,157

Warner-Lambert Co.                               399,900                 31,342

                                                                         167,482

MEDICAL EQUIPMENT & SUPPLIES - 0.9%

Johnson & Johnson                                208,800                 17,017

McKesson Corp.                                   143,300                 11,034

                                                                         28,051

TOTAL HEALTH                                                             195,533

INDUSTRIAL MACHINERY & EQUIPMENT - 4.5%

ELECTRICAL EQUIPMENT - 2.3%

Emerson Electric Co.                             196,300                 12,956

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT - CONTINUED

General Electric Co.                             654,400                $ 57,260

Loral Space & Communications Ltd. (a)            300                     6

                                                                         70,222

INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%

Caterpillar, Inc.                                147,100                 6,620

Tyco International Ltd.                          704,378                 43,627

                                                                         50,247

POLLUTION CONTROL - 0.6%

Waste Management, Inc.                           387,500                 17,486

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                   137,955

MEDIA & LEISURE - 2.0%

BROADCASTING - 1.6%

Benedek Communications Corp. warrants 7/1/07     10,500                  21
(a)

CBS Corp.                                        294,500                 8,228

CS Wireless Systems, Inc. (a)(f)                 109                     0

Loral Orion Network Systems, Inc.:

warrants 1/15/07 (CV ratio .47) (a)              6,760                   53

warrants 1/15/07 (CV ratio .6) (a)               1,445                   15

Orbital Imaging Corp. warrants 3/1/05 (a)(f)     120                     1

Tele-Communications, Inc. (TCI Group) Series     294,600                 12,410
A (a)

Teletrac Holdings, Inc. warrants 8/1/07 (a)      380                     0

Time Warner, Inc.                                300,328                 27,874

UIH Australia/Pacific, Inc. warrants 5/15/06     4,430                   13
(a)

                                                                         48,615

LODGING & GAMING - 0.0%

Aladdin Gaming Enterprises, Inc. warrants        7,100                   0
3/1/10 (a)(f)

PUBLISHING - 0.4%

McGraw-Hill Companies, Inc.                      140,600                 12,645

TOTAL MEDIA & LEISURE                                                    61,260

NONDURABLES - 3.6%

AGRICULTURE - 0.1%

Delta & Pine Land Co.                            65,000                  2,169

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - 1.1%

Heinz (H.J.) Co.                                 282,100                $ 16,397

Sara Lee Corp.                                   284,100                 16,957

                                                                         33,354

HOUSEHOLD PRODUCTS - 1.0%

Procter & Gamble Co.                             200,000                 17,775

Renaissance Cosmetics, Inc. warrants 8/31/06     2,250                   0
(a)(f)

Unilever NV (NY shares)                          175,300                 13,191

                                                                         30,966

TOBACCO - 1.4%

Philip Morris Companies, Inc.                    840,900                 42,991

TOTAL NONDURABLES                                                        109,480

RETAIL & WHOLESALE - 1.6%

APPAREL STORES - 0.0%

Mothers Work, Inc. (a)(h)                        70                      1

DRUG STORES - 0.6%

CVS Corp.                                        147,800                 6,753

Rite Aid Corp.                                   320,400                 12,716

                                                                         19,469

GENERAL MERCHANDISE STORES - 1.0%

Federated Department Stores, Inc. (a)            71,966                  2,766

Wal-Mart Stores, Inc.                            378,200                 26,096

                                                                         28,862

TOTAL RETAIL & WHOLESALE                                                 48,332

SERVICES - 1.1%

PRINTING - 0.6%

Donnelley (R.R.) & Sons Co.                      406,600                 17,535

SERVICES - 0.5%

Modis Professional Services, Inc. (a)            195,400                 3,444

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Service Corp. International                      277,900                $ 9,900

ServiceMaster Co.                                169,500                 3,581

                                                                         16,925

TOTAL SERVICES                                                           34,460

TECHNOLOGY - 6.6%

COMPUTER SERVICES & SOFTWARE - 1.0%

Concentric Network Corp. warrants 12/15/07       420                     37
(a)(f)

Microsoft Corp. (a)                              279,700                 29,613

                                                                         29,650

COMPUTERS & OFFICE EQUIPMENT - 3.5%

Compaq Computer Corp.                            291,900                 9,231

International Business Machines Corp.            179,700                 26,674

Pitney Bowes, Inc.                               1,145,300               63,063

Xerox Corp.                                      96,900                  9,387

                                                                         108,355

ELECTRONICS - 2.1%

AMP, Inc.                                        260,716                 10,706

Intel Corp.                                      213,700                 19,059

Motorola, Inc.                                   395,500                 20,566

Texas Instruments, Inc.                          209,900                 13,420

                                                                         63,751

TOTAL TECHNOLOGY                                                         201,756

UTILITIES - 6.7%

CELLULAR - 0.0%

American Mobile Satellite Corp. warrants         310                     1
4/1/08 (a)(f)

McCaw International Ltd. warrants 4/15/07        6,190                   31
(a)(f)

Microcell Telecommunications, Inc. warrants      21,520                  237
6/1/06 (a)(f)

                                                                         269

ELECTRIC UTILITY - 1.0%

CMS Energy Corp.                                 290,500                 12,800

Duke Energy Corp.                                195,200                 12,627

PG&E Corp.                                       198,600                 6,045

                                                                         31,472

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 5.7%

ALLTEL Corp.                                     196,400                $ 9,194

AT&T Corp.                                       370,900                 23,089

Bell Atlantic Corp.                              294,500                 15,645

Covad Communications Group, Inc. warrants        1,340                   13
3/15/98 (a)(f)

DTI Holdings, Inc. warrants 3/1/08 (a)(f)        4,000                   0

GTE Corp.                                        399,000                 23,416

KMC Telecom Holdings, Inc. warrants 2/15/08      610                     2
(a)(f)

MCI WorldCom, Inc. (a)                           998,313                 55,157

Pathnet, Inc. warrants 4/15/08 (a)(f)            530                     5

SBC Communications, Inc.                         631,000                 29,223

Sprint Corp.                                     225,600                 17,315

                                                                         173,059

TOTAL UTILITIES                                                          204,800

TOTAL COMMON STOCKS                                                      1,783,207

PREFERRED STOCKS - 1.6%



CONVERTIBLE PREFERRED STOCKS - 0.4%

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES - 0.0%

Republic Industries, Inc. $1.55 ACES             74,000                  1,226

INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications Ltd. Series C,      85,000                  4,505
$3.00 (f)

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Host Marriott Financial Trust $3.375 QUIPS       85,000                  3,469
(f)

RETAIL & WHOLESALE - 0.2%

APPAREL STORES - 0.2%

TJX Companies, Inc. Series E, $7.00              12,000                  4,908

TOTAL CONVERTIBLE PREFERRED STOCKS                                       14,108

PREFERRED STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED STOCKS - 1.2%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Fresenius Medical Care Capital Trust II          1,811                  $ 1,729
7.875%

INSURANCE - 0.0%

American Annuity Group Capital Trust II          1,000                   890
8.75% (a)

TOTAL FINANCE                                                            2,619

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.3%

Adelphia Communications Corp. $13.00             5,170                   596

Citadel Broadcasting Co. Series B, 13.25%        6,120                   692
pay-in-kind

CSC Holdings, Inc. Series H, 11.75%              8,525                   938
pay-in-kind

CSC Holdings, Inc. 11.125% pay-in-kind           38,541                  4,182

Echostar Communications Corp. 12.125%            1,301                   1,223
pay-in-kind

Granite Broadcasting Corp. 12.75% pay-in-kind    891                     713

                                                                         8,344

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

8.625% (a)                                       7,700                   708

Series D, $10.00                                 28,400                  2,805

                                                                         3,513

TOTAL MEDIA & LEISURE                                                    11,857

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Renaissance Cosmetics, Inc. 14% pay-in-kind      2,871                   4

TECHNOLOGY - 0.2%

COMMUNICATIONS EQUIPMENT - 0.2%

Intermedia Communications, Inc. 13.5%            4,448                   4,537
pay-in-kind

COMPUTER SERVICES & SOFTWARE - 0.0%

Concentric Network Corp. 13.5% pay-in-kind       421                     314

TOTAL TECHNOLOGY                                                         4,851

PREFERRED STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

UTILITIES - 0.5%

CELLULAR - 0.2%

Nextel Communications, Inc.:

11.125% pay-in-kind                              3,461                  $ 2,907

Series D, 13% pay-in-kind                        3,020                   2,869

                                                                         5,776

TELEPHONE SERVICES - 0.3%

e.spire Communications, Inc.:

12.75% pay-in-kind                               1,037                   705

14.75% pay-in-kind                               301                     265

Hyperion Telecommunication, Inc. 12.875%         1,466                   909
pay-in-kind

ICG Holdings, Inc.:

14% pay-in-kind                                  460                     419

14.25% pay-in-kind                               2,300                   2,128

IXC Communications, Inc. 12.5% pay-in-kind       576                     588

NEXTLINK Communications, Inc. 14% pay-in-kind    109,736                 5,158

Viatel, Inc. 10% (a)(f)                          164                     10

WinStar Communications, Inc. 14.25% (a)          608                     541

                                                                         10,723

TOTAL UTILITIES                                                          16,499

TOTAL NONCONVERTIBLE PREFERRED STOCKS                                    35,830

TOTAL PREFERRED STOCKS                                                   49,938



CORPORATE BONDS - 16.4%

                     MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 0.3%

INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%

POLLUTION CONTROL - 0.2%

WMX Technologies, Inc. 2% 1/24/05                Ba1       $ 4,340                             4,134

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - 0.1%

COMPUTERS & OFFICE EQUIPMENT - 0.1%

Unisys Corp. 8.25% 3/15/06                       B         $ 800                              $ 3,120

TOTAL CONVERTIBLE BONDS                                                                        7,254

NONCONVERTIBLE BONDS - 16.1%

AEROSPACE & DEFENSE - 0.8%

AEROSPACE & DEFENSE - 0.5%

BE Aerospace, Inc. 9.5% 11/1/08 (f)              B1         330                                337

Lockheed Martin Corp. 7.2% 5/1/36                A3         15,000                             16,337

                                                                                               16,674

DEFENSE ELECTRONICS - 0.3%

Raytheon Co. 6.45% 8/15/02                       Baa1       8,000                              8,250

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding, Inc. 9.25% 12/1/06    B1         450                                477

TOTAL AEROSPACE & DEFENSE                                                                      25,401

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.1%

Atlantis Group, Inc. (Trivest/Winston) 11%       B2         40                                 41
2/15/03

Huntsman Corp. 9.5% 7/1/07 (f)                   B2         2,470                              2,371

Koppers Industries, Inc. 9.875% 12/1/07          B2         740                                673

                                                                                               3,085

IRON & STEEL - 0.1%

GS Technologies Operating, Inc. 12.25%           B2         620                                434
10/1/05

Republic Engineered Steels, Inc. 9.875%          Caa1       1,360                              1,346
12/15/01

WHX Corp. 10.5% 4/15/05                          B3         880                                774

                                                                                               2,554

METALS & MINING - 0.1%

Doe Run Resources Corp.:

11.25% 3/15/05                                   B3         230                                159

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - CONTINUED

Doe Run Resources Corp.: - continued

11.6963% 3/15/03 (g)                             B3        $ 300                              $ 207

Interlake Corp. 12.125% 3/1/02                   B3         1,780                              1,673

                                                                                               2,039

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc.:

7.15% 5/15/05                                    Ba1        2,800                              2,786

7.35% 5/15/08                                    Ba1        2,600                              2,562

7.8% 5/15/18                                     Ba1        3,200                              3,029

                                                                                               8,377

PAPER & FOREST PRODUCTS - 0.1%

Ainsworth Lumber Co. Ltd. 12.5% 7/15/07          B3         190                                168
pay-in-kind

APP Finance II Mauritius Ltd. 12% 3/15/04        Caa        2,265                              1,133

Doman Industries Ltd. yankee 8.75% 3/15/04       B1         570                                405

Indah Kiat Finance Mauritius Ltd. 10% 7/1/07     Caa1       380                                203

Mail-Well Corp. 10.5% 2/15/04                    B+         190                                194

Malette, Inc. yankee 12.25% 7/15/04              Ba3        1,010                              1,089

Millar Western Forest Products Ltd. 9.875%       B3         570                                359
5/15/08

Pindo Deli Finance Mauritius Ltd. 10.25%         Caa1       330                                152
10/1/02

Stone Container Corp.:

10.75% 10/1/02                                   B1         450                                452

12.58% 8/1/16 (g)                                B2         111                                111

Tembec Finance Corp. yankee 9.875% 9/30/05       Ba3        480                                485

Tjiwi Kimia Finance Mauritius Ltd. 10% 8/1/04    Ba3        610                                305

                                                                                               5,056

TOTAL BASIC INDUSTRIES                                                                         21,111

CONSTRUCTION & REAL ESTATE - 0.3%

BUILDING MATERIALS - 0.1%

American Standard Cos., Inc. 7.375% 2/1/08       Ba3        1,350                              1,337

Schuff Steel Co. 10.5% 6/1/08                    B3         130                                104

                                                                                               1,441

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

CONSTRUCTION & REAL ESTATE - CONTINUED

CONSTRUCTION - 0.0%

Great Lakes Dredge & Dock Corp. 11.25%           B3        $ 730                              $ 708
8/15/08 (f)

REAL ESTATE - 0.0%

LNR Property Corp. 9.375% 3/15/08                B1         1,320                              1,181

REAL ESTATE INVESTMENT TRUSTS - 0.2%

CenterPoint Properties Trust 6.75% 4/1/05        Baa2       1,190                              1,139

EOP Operating LP:

6.625% 2/15/05                                   Baa1       1,250                              1,219

6.75% 2/15/08                                    Baa1       2,310                              2,203

                                                                                               4,561

TOTAL CONSTRUCTION & REAL ESTATE                                                               7,891

DURABLES - 0.4%

AUTOS, TIRES, & ACCESSORIES - 0.1%

Blue Bird Body Co. 10.75% 11/15/06               B2         290                                287

Breed Technologies, Inc. 9.25% 4/15/08 (f)       B3         1,580                              1,232

Morris Material Handling, Inc. 9.5% 4/1/08       B2         860                                585

                                                                                               2,104

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co. 9.625% 5/1/08      B3         860                                662

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5% 6/15/07                B3         100                                80

TEXTILES & APPAREL - 0.3%

Cluett American Corp. 10.125% 5/15/08 (f)        B3         330                                294

Levi Strauss & Co. 6.8% 11/1/03 (f)              Baa2       5,560                              5,604

Polymer Group, Inc. 9% 7/1/07                    B2         1,540                              1,448

Synthetic Industries, Inc. 9.25% 2/15/07         B2         990                                955

WestPoint Stevens, Inc. 7.875% 6/15/08           Ba3        1,060                              1,073

Worldtex, Inc. 9.625% 12/15/07                   B1         825                                660

                                                                                               10,034

TOTAL DURABLES                                                                                 12,880

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

ENERGY - 0.4%

COAL - 0.0%

P&L Coal Holdings Corp. 9.625% 5/15/08 (f)       B2        $ 1,220                            $ 1,208

ENERGY SERVICES - 0.1%

Bayard Drilling Technologies, Inc. 11%           B2         190                                205
6/30/05

DI Industries, Inc. 8.875% 7/1/07                B1         250                                181

Grey Wolf, Inc. 8.875% 7/1/07                    B1         760                                551

Ocean Rig Norway AS 10.25% 6/1/08                B3         580                                415

Pool Energy Services Co. 8.625% 4/1/08           B2         810                                745

                                                                                               2,097

OIL & GAS - 0.3%

Canadian Forest Oil Ltd. 8.75% 9/15/07           B2         570                                507

Chesapeake Energy Corp. 9.625% 5/1/05            B1         730                                613

Flores & Rucks, Inc. 9.75% 10/1/06               B1         680                                704

Gothic Production Corp. 11.125% 5/1/05           B3         280                                182

Great Lakes Carbon Corp. 10.25% 5/15/08          B3         650                                631
pay-in-kind (f)

Hurricane Hydrocarbons Ltd. 11.75% 11/1/04       B3         370                                185
(f)

Occidental Petroleum Corp. 6.39% 11/9/00         Baa3       1,000                              1,020

Ocean Energy, Inc. 8.375% 7/1/08                 B1         640                                608

Petroleum Geo-Services ASA 7.125% 3/30/28        Baa3       3,910                              3,537

Plains Resources, Inc.:

Series D, 10.25% 3/15/06                         B2         230                                228

10.25% 3/15/06                                   B2         630                                624

Seven Seas Petroleum, Inc. 12.5% 5/15/05         Caa1       300                                204

Southwest Royalties, Inc. 10.5% 10/15/04         Caa2       80                                 42

                                                                                               9,085

TOTAL ENERGY                                                                                   12,390

FINANCE - 4.8%

BANKS - 2.8%

ABN-Amro Bank NV, Chicago 6.625% 10/31/01        Aa3        5,000                              5,193

Bank of New York Institutional Capital Trust     A1         10,000                             10,508
A 7.78% 12/1/26 (f)

BankAmerica Corp. 10% 2/1/03                     Aa3        350                                404

BanPonce Corp. 5.75% 3/1/99                      A3         880                                881

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

BanPonce Financial Corp.:

6.69% 9/21/00                                    A3        $ 2,250                            $ 2,299

6.75% 8/9/01                                     A3         3,850                              3,936

6.88% 6/16/00                                    A3         2,500                              2,563

Barclays Bank PLC yankee:

5.875% 7/15/00                                   A1         4,500                              4,547

5.95% 7/15/01                                    A1         5,500                              5,590

Capital One Bank:

6.375% 2/15/03                                   Baa3       2,700                              2,726

6.42% 11/12/99                                   Baa3       5,000                              5,031

Capital One Financial Corp. 7.125% 8/1/08        Ba1        2,550                              2,467

Central Fidelity Banks, Inc. 8.15% 11/15/02      A1         9,045                              9,951

First Chicago NBD Institutional Capital B        A1         6,000                              6,237
7.75% 12/1/26 (f)

First Tennessee National Corp. 6.75% 11/15/05    Baa1       720                                768

Kansallis-Osake-Pankki, New York 10% 5/1/02      A3         710                                809

MBNA Corp.:

6.34% 6/2/03                                     Baa2       850                                830

6.875% 11/15/02                                  Baa2       3,700                              3,897

NB Capital Trust IV 8.25% 4/15/27                Aa2        3,315                              3,577

Provident Bank 6.125% 12/15/00                   A3         3,420                              3,445

Summit Bancorp 8.625% 12/10/02                   BBB+       1,250                              1,393

Union Planters Corp. 6.75% 11/1/05               Baa2       400                                394

Wachovia Corp. 6.605% 10/1/25                    A1         7,550                              7,933

                                                                                               85,379

CREDIT & OTHER FINANCE - 1.5%

Ahmanson Capital Trust I 8.36% 12/1/26 (f)       A3         2,700                              2,914

Anthony Crane Rentals LP/Anthony Credit          B3         410                                381
Capital Corp. 10.375% 8/1/08 (f)

Arcadia Financial Ltd. 11.5% 3/15/07             B2         310                                195

Associates Corp. of North America 6% 4/15/03     Aa3        2,450                              2,500

AT&T Capital Corp.:

6.25% 5/15/01                                    Baa3       6,560                              6,509

6.41% 8/13/99                                    Baa3       1,000                              1,010

BankBoston Capital Trust II 7.75% 12/15/26       A2         8,000                              7,804

Delta Financial Corp. 9.5% 8/1/04                B3         420                                235

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

ERP Operating LP 6.55% 11/15/01                  A3        $ 850                              $ 850

First Security Capital I 8.41% 12/15/26          A3         1,280                              1,405

First Union Institutional Capital I 8.04%        BBB+       2,000                              2,147
12/1/26

General Electric Capital Corp. 6.94% 4/13/09     Aaa        4,700                              4,733
(e)

GS Escrow Corp. 7.125% 8/1/05 (f)                Ba1        4,500                              4,394

Imperial Credit Capital Trust I 10.25%           B2         510                                326
6/14/02

Imperial Credit Industries 9.875% 1/15/07        B2         1,500                              885

MCN Investment Corp. 6.03% 2/1/01                Baa3       2,350                              2,398

Morgan (J.P.) Capital Trust II 7.95% 2/1/27      Aa3        3,130                              3,251

Nordstrom Credit, Inc. 7.25% 4/30/02             A2         3,100                              3,283

Ocwen Capital Trust 10.875% 8/1/27               B2         515                                386

Olympic Financial Ltd. 11.5% 3/15/07             B2         540                                346

Time Warner Telecom LLC/Time Warner Telecom,     B2         370                                368
Inc. 9.75% 7/15/08

                                                                                               46,320

INSURANCE - 0.4%

SunAmerica, Inc. 6.2% 10/31/99                   Baa1       13,750                             13,887

SAVINGS & LOANS - 0.1%

Long Island Savings Bank FSB 6.2% 4/2/01         Baa3       1,700                              1,698

TOTAL FINANCE                                                                                  147,284

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES - 0.0%

Graham-Field Health Products, Inc. 9.75%         Caa1       280                                132
8/15/07

Wright Medical Technology, Inc. 11.75%           Caa3       1,191                              863
7/1/00 (g)

                                                                                               995

MEDICAL FACILITIES MANAGEMENT - 0.2%

Fountain View, Inc. 11.25% 4/15/08               Caa1       310                                242

Harborside Healthcare Corp. 0% 8/1/08 (d)(f)     B3         585                                281

Oxford Health Plans, Inc. 11% 5/15/05 (f)        Caa1       1,080                              940

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT - CONTINUED

Tenet Healthcare Corp.:

8% 1/15/05                                       Ba1       $ 620                              $ 634

8.125% 12/1/08 (f)                               Ba3        3,220                              3,268

                                                                                               5,365

TOTAL HEALTH                                                                                   6,360

INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.1%

Motors & Gears, Inc. 10.75% 11/15/06             B3         2,310                              2,287

Telex Communications, Inc. 10.5% 5/1/07          B2         550                                385

                                                                                               2,672

INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%

Continental Global Group, Inc. 11% 4/1/07        B2         550                                451

Thermadyne Holdings Corp. 0% 6/1/08 (d)          Caa1       1,080                              421

Thermadyne Manufacturing LLC 9.875% 6/1/08       B3         940                                837

Tyco International Group SA yankee 6.125%        Baa1       4,000                              4,081
6/15/01

                                                                                               5,790

POLLUTION CONTROL - 0.0%

Envirosource, Inc. 9.75% 6/15/03                 B3         600                                510

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                         8,972

MEDIA & LEISURE - 2.7%

BROADCASTING - 1.9%

ACME Television LLC/ACME Financial Corp. 0%      B3         970                                718
9/30/04 (d)

Adelphia Communications Corp.:

9.5% 2/15/04 pay-in-kind                         B2         1,060                              1,070

9.875% 3/1/05                                    B2         2,235                              2,364

9.875% 3/1/07                                    B2         720                                770

American Mobile Satellite Corp. 12.25% 4/1/08    -          310                                149

Ascent Entertainment Group, Inc. 0% 12/15/04     B3         1,680                              949
(d)

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

CBS Radio, Inc. 11.375% 1/15/09 pay-in-kind      -         $ 2,471                            $ 2,867

Chancellor Media Corp. 9% 10/1/08 (f)            Ba3        260                                261

Classic Communications, Inc. 0% 8/1/09 unit      Caa1       110                                57
(d)(f)

Clear Channel Communications, Inc. 7.25%         Baa3       4,200                              3,839
10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                                     Baa3       325                                356

9% 9/1/08                                        Baa3       2,510                              2,938

International Cabletel, Inc. 0% 2/1/06 (d)       B3         2,120                              1,611

Iridium Operating LLC/Iridium Capital Corp.:

10.875% 7/15/05                                  B3         2,570                              1,928

11.25% 7/15/05                                   B3         1,040                              790

NTL, Inc.:

0% 4/1/08 (d)(f)                                 B3         6,180                              3,399

10% 2/15/07                                      B3         740                                703

11.5% 10/1/08 (f)                                B3         610                                631

Olympus Communications LP/Olympus Capital        B1         1,690                              1,817
Corp. 10.625% 11/15/06

Orbital Imaging Corp. 11.625% 3/1/05             -          120                                106

Orion Network Systems, Inc.:

0% 1/15/07 (d)                                   B2         5,770                              3,375

11.25% 1/15/07                                   B2         1,275                              1,122

Renaissance Media Group LLC/Renaissance 0%       B3         400                                252
4/15/08 (d)

Rogers Cablesystems Ltd. yankee 10.125%          Ba3        170                                184
9/1/12

Satelites Mexicanos SA de CV:

9.06% 6/30/04 (f)(g)                             -          1,188                              1,045

10.125% 11/1/04 (f)                              B3         1,710                              1,163

Telewest PLC:

yankee 0% 10/1/07 (d)                            B1         2,930                              2,315

9.625% 10/1/06                                   B1         210                                206

Time Warner, Inc.:

6.85% 1/15/26                                    Baa3       7,120                              7,375

6.875% 6/15/18                                   Baa3       2,750                              2,736

7.75% 6/15/05                                    Baa3       8,000                              8,752

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED)(B)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

UIH Australia/Pacific, Inc.:

0% 5/15/06 Series B (d)                          B2        $ 3,780                            $ 1,474

0% 5/15/06 Series D (d)                          B2         430                                168

United International Holdings, Inc. 0%           B3         1,650                              776
2/15/08 (d)

                                                                                               58,266

ENTERTAINMENT - 0.2%

AMC Entertainment, Inc. 9.5% 3/15/09             B2         970                                941

Premier Parks, Inc.:

0% 4/1/08 (d)                                    B3         880                                541

9.25% 4/1/06                                     B3         70                                 71

Viacom, Inc.:

7.75% 6/1/05                                     Baa3       750                                808

8% 7/7/06                                        Ba2        3,290                              3,389

                                                                                               5,750

LODGING & GAMING - 0.2%

Aladdin Gaming Holdings/Aladdin Capital          Caa2       710                                195
Corp. 0% 3/1/10 (d)

HMH Properties, Inc.:

7.875% 8/1/05                                    Ba2        1,840                              1,794

7.875% 8/1/08                                    Ba2        190                                183

KSL Recreation Group, Inc. 10.25% 5/1/07         B3         350                                347

Signature Resorts, Inc.:

9.25% 5/15/06                                    B2         740                                629

9.75% 10/1/07                                    B3         1,590                              1,193

Station Casinos, Inc. 10.125% 3/15/06            B2         510                                510

Sun International Hotels Ltd./Sun                Ba3        570                                587
International North America, Inc. yankee 9%
3/15/07

                                                                                               5,438

PUBLISHING - 0.1%

Big Flower Press Holdings, Inc. 8.875% 7/1/07    B2         2,080                              2,049

News America, Inc. 6.625% 1/9/08                 Baa3       615                                612

                                                                                               2,661

RESTAURANTS - 0.3%

AFC Enterprises, Inc. 10.25% 5/15/07             B3         1,000                              1,005

Darden Restaurants, Inc. 6.375% 2/1/06           Baa1       2,700                              2,628

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED)(B)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Host Marriott Travel Plazas, Inc. 9.5%           Ba3       $ 160                              $ 160
5/15/05

Nebraska Restaurant, Inc. 10.75% 7/15/08 (f)     B3         430                                409

SC International Services, Inc. 9.25% 9/1/07     B2         470                                456

Wendy's International, Inc. 6.35% 12/15/05       Baa1       5,000                              4,998

                                                                                               9,656

TOTAL MEDIA & LEISURE                                                                          81,771

NONDURABLES - 0.5%

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26                     Baa1       3,600                              3,771

Del Monte Corp. 12.25% 4/15/07                   Caa1       270                                289

                                                                                               4,060

HOUSEHOLD PRODUCTS - 0.1%

AKI Holding Corp. 0% 7/1/09 (d)(f)               Caa1       180                                68

AKI, Inc. 10.5% 7/1/08 (f)                       B2         120                                114

Revlon Consumer Products Corp.:

8.125% 2/1/06                                    B2         820                                795

8.625% 2/1/08                                    B3         880                                801

                                                                                               1,778

TOBACCO - 0.3%

Philip Morris Companies, Inc. 6.95% 6/1/06       A2         10,000                             10,471

TOTAL NONDURABLES                                                                              16,309

PRECIOUS METALS - 0.1%

Centaur Mining & Exploration Ltd. 11% 12/1/07    B1         550                                462

Great Central Mines Ltd. 8.875% 4/1/08           Ba2        1,300                              1,248

TOTAL PRECIOUS METALS                                                                          1,710

RETAIL & WHOLESALE - 0.9%

APPAREL STORES - 0.1%

Mothers Work, Inc. 12.625% 8/1/05                B3         240                                239

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Specialty Retailers, Inc.:

8.5% 7/15/05                                     Ba3       $ 790                              $ 743

9% 7/15/07                                       B2         1,270                              1,143

                                                                                               2,125

GENERAL MERCHANDISE STORES - 0.4%

Dayton Hudson Corp.:

6.4% 2/15/03                                     A3         425                                441

6.8% 10/1/01                                     A3         1,400                              1,450

Federated Department Stores, Inc.:

6.79% 7/15/27                                    Baa2       7,000                              7,282

8.5% 6/15/03                                     Baa2       3,000                              3,302

                                                                                               12,475

GROCERY STORES - 0.2%

American Stores Co. 7.5% 5/1/37                  Baa2       1,000                              1,111

Kroger Co. 6% 7/1/00                             Baa3       3,530                              3,585

Pathmark Stores, Inc. 9.625% 5/1/03              Caa1       1,660                              1,627

                                                                                               6,323

RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%

Amazon.com, Inc. 0% 5/1/08 (d)                   Caa2       2,895                              1,686

Guitar Center, Inc. 11% 7/1/06                   B1         670                                690

HMV Media Group PLC 10.25% 5/15/08 (f)           B3         590                                502

Home Interiors & Gifts, Inc. 10.125% 6/1/08      B2         650                                601
(f)

J. Crew Group, Inc. 0% 10/15/08 (d)              Caa3       2,080                              749

J. Crew Operating Corp. 10.375% 10/15/07         Caa1       1,220                              927

Metals USA, Inc. 8.625% 2/15/08                  B2         1,020                              867

U.S. Office Products Co. 9.75% 6/15/08 (f)       B3         380                                300

                                                                                               6,322

TOTAL RETAIL & WHOLESALE                                                                       27,245

SERVICES - 0.2%

LEASING & RENTAL - 0.1%

AP Holdings, Inc. 0% 3/15/08 (d)                 Caa2       370                                167

CORPORATE BONDS - CONTINUED

                         MOODY'S RATINGS (UNAUDITED)(B)   PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

SERVICES - CONTINUED

LEASING & RENTAL - CONTINUED

Apcoa, Inc. 9.25% 3/15/08                        Caa1      $ 1,120                            $ 997

Hollywood Entertainment Corp. 10.625% 8/15/04    B3         1,280                              1,216

                                                                                               2,380

PRINTING - 0.1%

Sullivan Graphics, Inc. 12.75% 8/1/05            Caa1       1,810                              1,792

SERVICES - 0.0%

Iron Mountain, Inc. 8.75% 9/30/09                B3         185                                183

Medaphis Corp. 9.5% 2/15/05                      B2         1,350                              1,040

SITEL Corp. 9.25% 3/15/06                        B2         120                                89

                                                                                               1,312

TOTAL SERVICES                                                                                 5,484

TECHNOLOGY - 0.6%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications, Inc.:

8.5% 1/15/08                                     B2         130                                123

8.6% 6/1/08                                      B2         640                                606

Jordan Telecommunication Products, Inc.:

0% 8/1/07 (d)                                    B3         990                                688

9.875% 8/1/07                                    B3         290                                260

                                                                                               1,677

COMPUTER SERVICES & SOFTWARE - 0.1%

Concentric Network Corp. 12.75% 12/15/07         -          590                                534

DecisionOne Corp. 9.75% 8/1/07                   B3         360                                180

DecisionOne Holdings Corp. 0% 8/1/08 unit (d)    Caa1       930                                233

ICG Services, Inc.:

0% 2/15/08 (d)                                   -          2,050                              1,005

0% 5/1/08 (d)                                    -          210                                99

                                                                                               2,051

COMPUTERS & OFFICE EQUIPMENT - 0.4%

CHS Electronics, Inc. 9.875% 4/15/05             B2         80                                 70

Comdisco, Inc.:

5.75% 2/15/01                                    Baa1       6,000                              5,919

CORPORATE BONDS - CONTINUED

                        MOODY'S RATINGS (UNAUDITED)(B)    PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT - CONTINUED

Comdisco, Inc.: - continued

6.1% 6/5/01                                      Baa1      $ 3,000                            $ 3,068

6.375% 11/30/01                                  Baa1       4,500                              4,491

                                                                                               13,548

ELECTRONIC INSTRUMENTS - 0.0%

Telecommunications Techniques Co. 9.75%          B3         900                                765
5/15/08 (f)

ELECTRONICS - 0.0%

Communications Instruments, Inc. 10% 9/15/04     B3         320                                282

Hadco Corp. 9.5% 6/15/08 (f)                     B2         800                                696

Insilco Corp. 10.25% 8/15/07                     B3         390                                394

                                                                                               1,372

TOTAL TECHNOLOGY                                                                               19,413

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc. 9.25% 4/15/08                    B3         410                                379

Atlas Air, Inc. Pass Through Trust 12.25%        Ba3        860                                912
12/1/02

Delta Air Lines, Inc. equipment trust            Baa1       729                                803
certificate 8.54% 1/2/07

Kitty Hawk, Inc. 9.95% 11/15/04                  B1         1,090                              1,046

                                                                                               3,140

RAILROADS - 0.5%

Burlington Northern Santa Fe Corp.:

6.875% 12/1/27                                   Baa2       5,000                              4,969

7.29% 6/1/36                                     Baa2       4,360                              4,780

Norfolk Southern Corp. 7.05% 5/1/37              Baa1       5,800                              6,231

                                                                                               15,980

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

TRANSPORTATION - CONTINUED

SHIPPING - 0.0%

Amer Reefer Co. Ltd. 10.25% 3/1/08               B1        $ 190                              $ 143

Holt Group, Inc. 9.75% 1/15/06 (f)               Caa1       820                                541

                                                                                               684

TOTAL TRANSPORTATION                                                                           19,804

UTILITIES - 2.6%

CELLULAR - 0.9%

360 Degrees Communications Co.:

7.125% 3/1/03                                    Baa1       1,560                              1,663

7.5% 3/1/06                                      Baa1       1,850                              2,052

Cable & Wireless Communications PLC 6.375%       Baa1       3,770                              3,843
3/6/03

Cellnet Data Systems, Inc. 0% 10/1/07 (d)        -          1,040                              260

Dial Call Communications, Inc. 0% 12/15/05       B2         350                                333
(d)

Iridium LLC/Iridium Capital Corp. 13% 7/15/05    B3         170                                140

McCaw International Ltd. 0% 4/15/07 (d)          Caa1       5,800                              2,581

Millicom International Cellular SA 0% 6/1/06     Caa1       11,510                             6,791
(d)

Nextel Communications, Inc.:

0% 8/15/04 (d)                                   B2         1,810                              1,665

0% 2/15/08 (d)                                   B2         3,820                              2,072

Nextel International, Inc. 0% 4/15/08 (d)        Caa1       2,770                              1,025

PageMart Nationwide, Inc. 0% 2/1/05 (d)          B3         860                                748

PageMart Wireless, Inc. 0% 2/1/08 (d)            Caa2       700                                329

Rogers Communications, Inc. 8.875% 7/15/07       B2         2,110                              2,078

Telesystem International Wireless, Inc.:

0% 6/30/07 (d)                                   Caa1       1,050                              336

0% 11/1/07 (d)                                   Caa1       2,080                              562

Teligent, Inc. 0% 3/1/08 (d)                     Caa1       1,440                              601

                                                                                               27,079

ELECTRIC UTILITY - 0.6%

Avon Energy Partners Holdings 6.46% 3/4/08       Baa2       3,500                              3,527
(f)

DR Investments UK PLC yankee 7.1% 5/15/02 (f)    A2         5,000                              5,252

Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)    A3         7,040                              6,497

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED)(B)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Niagara Mohawk Power Corp. 7.75% 10/1/08         Ba3       $ 630                              $ 665

Texas Utilities Co. 6.375% 1/1/08                Baa3       2,780                              2,832

                                                                                               18,773

GAS - 0.2%

Columbia Gas System, Inc. 6.61% 11/28/02         A3         6,000                              6,229

TELEPHONE SERVICES - 0.9%

Covad Communications Group, Inc. 0% 3/15/08      -          1,340                              469
(d)

Dobson Wireline Co. 12.25% 6/15/08 (f)           -          930                                777

DTI Holdings, Inc. 0% 3/1/08 (d)                 -          800                                256

Firstworld Communications, Inc. 0% 4/15/08       -          170                                49
unit (d)(f)

GST Network Funding, Inc. 0% 5/1/08 (d)(f)       -          1,680                              722

GST Telecommunications, Inc. 12.75% 11/15/07     -          1,060                              890

Hyperion Telecommunications, Inc. 0% 4/15/03     B3         1,620                              1,102
(d)

ICG Holdings, Inc. 0% 9/15/05 (d)                -          880                                680

IXC Communications, Inc. 9% 4/15/08              B3         1,810                              1,787

KMC Telecom Holdings, Inc. 0% 2/15/08 (d)        -          510                                227

Level 3 Communications, Inc. 9.125% 5/1/08       B3         2,580                              2,428

McLeodUSA, Inc.:

0% 3/1/07 (d)                                    B2         1,800                              1,278

9.25% 7/15/07                                    B2         160                                162

Netia Holdings BV:

0% 11/1/07 (d)                                   B3         450                                221

10.25% 11/1/07                                   B3         300                                234

NEXTLINK Communications LLC 12.5% 4/15/06        B3         320                                338

NEXTLINK Communications, Inc.:

0% 4/15/08 (d)                                   B3         250                                134

9.625% 10/1/07                                   B3         320                                302

Pathnet, Inc. 12.25% 4/15/08                     -          530                                376

Rhythms Netconnections, Inc. 0% 5/15/08 unit     -          1,235                              445
(d)(f)

Viatel, Inc.:

0% 4/15/08 (d)                                   Caa1       140                                68

11.25% 4/15/08                                   Caa1       190                                171

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED)(B)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:

0% 10/15/05 (d)                                  Caa1      $ 630                              $ 460

0% 10/15/05 (d)                                  Caa1       1,140                              1,231

0% 3/15/08 (d)                                   CCC        1,185                              901

MCI WorldCom, Inc.:

6.4% 8/15/05                                     Baa2       3,215                              3,340

8.875% 1/15/06                                   Baa2       5,667                              6,210

9.375% 1/15/04                                   Baa2       1,228                              1,278

                                                                                               26,536

TOTAL UTILITIES                                                                                78,617

TOTAL NONCONVERTIBLE BONDS                                                                     492,642

TOTAL CORPORATE BONDS                                                                        499,896

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 3.5%



U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%

Fannie Mae:

5.75% 6/15/05                                    Aaa        4,140                              4,318

8.625% 6/30/04                                   Aaa        4,000                              4,701

Farm Credit Systems Financial Assistance         Aaa        3,400                              4,050
Corp. 9.375% 7/21/03

Federal Agricultural Mortgage Corp. 7.01%        Aaa        1,720                              1,872
2/10/04

Federal Home Loan Bank:

7.36% 7/1/04                                     Aaa        1,590                              1,776

7.38% 8/5/04                                     Aaa        3,790                              4,242

7.56% 9/1/04                                     Aaa        5,530                              6,245

7.7% 9/20/04                                     Aaa        1,170                              1,331

Government Trust Certificates (assets of
Trust guaranteed by U.S. Government through Defense Security Assistance Agency):

Class 1-C, 9.25% 11/15/01                        Aaa        1,549                              1,652

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (B)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

Government Trust Certificates (assets of
Trust guaranteed by U.S. Government through Defense Security Assistance Agency): - continued

Class 2-E, 9.4% 5/15/02                          Aaa       $ 1,527                            $ 1,621

Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):

Series 1993-C, 5.2% 10/15/04                     Aaa        340                                343

Series 1993-D, 5.23% 5/15/05                     Aaa        620                                625

Series 1994-A, 7.12% 4/15/06                     Aaa        597                                645

Guaranteed Trade Trust Certificates (assets      Aaa        493                                537
of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-B,
7.5% 1/26/06

Overseas Private Investment Corp. U.S.
Government guaranteed participation
certificate:

Series 1994-195, 6.08% 8/15/04 (callable)        Aaa        1,693                              1,760

Series 1996-A1, 6.726% 9/15/10 (callable)        -          5,000                              5,336

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                       41,054

U.S. TREASURY OBLIGATIONS - 2.2%

U.S. Treasury Bond:

6.375% 8/15/27                                   Aaa        485                                559

6.875% 8/15/25                                   Aaa        13,235                             16,029

7.625% 2/15/25                                   Aaa        9,930                              13,056

U.S. Treasury Notes:

5.875% 11/30/01                                  Aaa        1,220                              1,272

7% 7/15/06                                       Aaa        28,050                             32,301

7.25% 8/15/04                                    Aaa        2,200                              2,510

TOTAL U.S. TREASURY OBLIGATIONS                                                                65,727

TOTAL U.S. GOVERNMENT AND  GOVERNMENT AGENCY                                                   106,781
OBLIGATIONS

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
- 10.4%

                      MOODY'S RATINGS (UNAUDITED) (B)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - 8.4%

5.5% 6/17/03 to 4/1/11                           Aaa       $ 70,910                           $ 70,864

6% 6/1/11 to 11/1/28                             Aaa        40,524                             40,426

6.5% 2/1/24 to 11/1/28                           Aaa        132,149                            133,176

7% 7/1/25 to 7/1/28                              Aaa        5,756                              5,881

8.5% 2/1/28                                      Aaa        6,000                              6,249

TOTAL FANNIE MAE                                                                               256,596

FREDDIE MAC - 0.2%

5.5% 5/11/03                                     Aaa        3,330                              3,323

7% 1/22/01 to 8/1/01                             Aaa        2,083                              2,100

TOTAL FREDDIE MAC                                                                              5,423

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
1.8%

7% 12/15/25 to 7/15/28                           Aaa        2,513                              2,573

7.5% 2/15/23 to 8/15/28                          Aaa        41,413                             42,657

8% 11/15/21 to 12/15/26                          Aaa        11,081                             11,493

TOTAL GOVERNMENT NATIONAL MORTGAGE                                                             56,723
ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE                                                        318,742
SECURITIES

ASSET-BACKED SECURITIES - 1.4%



Airplanes Pass Through Trust 10.875% 3/15/19     Ba2        1,570                              1,617

Capital Equipment Receivables Trust 6.11%        Aaa        6,350                              6,359
7/15/99

Chase Manhattan Grantor Trust:

6.61% 9/15/02                                    Aaa        2,993                              3,041

6.76% 9/15/02                                    A3         748                                758

Chevy Chase Auto Receivables Trust:

5.9% 7/15/03                                     Aaa        2,754                              2,766

5.91% 12/15/04                                   Aaa        1,484                              1,493

6.6% 12/15/02                                    Aaa        917                                927

Ford Credit Auto Owner Trust:

6.2% 12/15/02                                    Baa3       1,970                              2,004

6.4% 5/15/02                                     A1         2,710                              2,780

6.4% 12/15/02                                    Baa3       1,090                              1,092

ASSET-BACKED SECURITIES - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (B)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Ford Credit Grantor Trust 5.9% 10/15/00          Aaa       $ 357                              $ 358

Green Tree Financial Corp. 6.1% 4/15/27          Aaa        681                                681

Key Auto Finance Trust:

6.3% 10/15/03                                    A2         2,798                              2,811

6.65% 10/15/03                                   Baa3       822                                835

MBNA Master Credit Card Trust II 6.55%           Aaa        9,000                              9,531
1/15/07

Sears Credit Account Master Trust II 6.5%        Aaa        6,280                              6,309
10/15/03

TOTAL ASSET-BACKED SECURITIES                                                                 43,362

COMMERCIAL MORTGAGE SECURITIES - 0.9%



Berkeley Federal Bank & Trust FSB Series         -          1,836                              1,421
1994 Class 1-B 7.7149% 8/1/24 (f)(g)

CS First Boston Mortgage Securities Corp.:

Series 1997-C2 Class D, 7.27% 1/17/35            Baa2       3,070                              2,874

Series 1998 FLI Class E, 6.1938% 1/10/13         Baa2       5,360                              5,211
(f)(g)

DLJ Mortgage Acceptance Corp. Series             -          700                                705
1993-MF12 Class B-2, 10.1% 9/18/03 (f)

First Chicago/Lennar Trust I Series 1997-CHL1:

Class D, 8.1309% 4/13/39 (g)                     -          700                                597

Class E, 8.1309% 4/1/39 (g)                      -          650                                470

General Motors Acceptance Corp. Commercial       Ba3        500                                409
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86% 10/15/28 (f)

GS Mortgage Securities Corp. II Series           Baa3       2,600                              2,255
1998-GLII Class E, 7.1905% 4/13/31 (f)(g)

Morgan Stanley Capital I, Inc.:

Series 1996-MBL1 Class E, 8.3623% 5/25/21        -          738                                725
(f)(g)

Series 1998 - CF1:

Class D, 7.35% 1/15/12                           Baa2       2,451                              2,330

Class E, 7.35% 12/15/12                          Baa3       850                                749

Penn Mutual Life Insurance Co. (The)/Penn        -          1,250                              831
Insurance & Annuity Co. Series 1996-PML
Class K, 7.9% 11/15/26 (f)

Resolution Trust Corp. Series 1991-M2 Class      Ba3        270                                224
A-3, 7.2498% 9/25/20 (g)

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (B)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Structured Asset Securities Corp.:

sequential pay Series 1996 Class A-2A, 7.75%     AAA       $ 712                              $ 716
2/25/28

Series 1993-C1 Class E, 6.6% 10/25/24 (f)        B          500                                225

Series 1995-C1 Class E, 7.375% 9/25/24 (f)       BB         1,000                              977

Thirteen Affiliates of General Growth            Aaa        4,500                              4,606
Properties, Inc. sequential pay Series A-2,
6.602% 12/15/10 (f)

Wells Fargo Capital Markets Apartment            Aaa        1,727                              1,769
Financing Trust Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                           27,094

FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 0.3%



Quebec Province yankee 6.86% 4/15/26 (e)(i)      A2         8,000                              8,273
(Cost $7,698)

SUPRANATIONAL OBLIGATIONS - 0.1%



Inter American Development Bank yankee 6.29%     Aaa        4,000                              4,256
7/16/27 (Cost $3,975)

CERTIFICATES OF DEPOSIT - 0.1%



Canadian Imperial Bank of Commerce, New York                 3,000                            3,049
yankee 6.2% 8/1/00 (Cost $3,005)


CASH EQUIVALENTS - 6.9%

                                                              SHARES

Taxable Central Cash Fund (c) (Cost $209,376)                 209,375,876                     209,376

TOTAL INVESTMENT IN SECURITIES - 100%                                                         $ 3,053,974


SECURITY TYPE ABBREVIATIONS
The fund hereby designates approximately $151,292,000 as a capital gain dividend for the purpose of the dividend paid deduction.

ACES - Automatic Common Exchange
  Securities
QUIPS - Quarterly Income Preferred    Securities

LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.96%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $96,759,000 or 3.2% of net assets.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY            ACQUISTION DATE  ACQUISITION COST (000S)

Mothers Work, Inc.  6/18/98           1

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment advisor, based pricipally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 20.3% AAA, AA, A 19.3%
Baa        6.4% BBB          7.1%
Ba         1.3% BB           1.3%
B          3.1% B            3.1%
Caa        1.1% CCC          1.0%
Ca, C      0.0% CC, C        0.0%
                D            0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $2,637,411,000. Net unrealized appreciation aggregated $416,563,000, of which $497,635,000 related to appreciated investment securities and $81,072,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE
AMOUNTS)                                 NOVEMBER 30, 1998 OCTOBER 31, 1998

ASSETS

Investment in securities, at value  (cost     $ 3,225,233  $ 3,053,974
$2,716,878 and $2,636,161, respectively) -
See accompanying schedules

Cash                                           1,054        4

Receivable for investments sold                3,151        24,170

Receivable for fund shares sold                2,888        3,318

Dividends receivable                           3,450        2,723

Interest receivable                            14,058       15,387

Other receivables                              344          374

 TOTAL ASSETS                                  3,250,178    3,099,950

LIABILITIES

Payable for investments purchased Regular     $ 9,839      $ 41,890
delivery

 Delayed delivery                              78,160

Payable for fund shares redeemed               7,449        3,913

Accrued management fee                         1,134        1,088

Distribution fees payable                      1,298        1,230

Other payables and accrued expenses            577          573

 TOTAL LIABILITIES                             98,457       48,694

NET ASSETS                                    $ 3,151,721  $ 3,051,256

Net Assets consist of:

Paid in capital                               $ 2,348,639  $ 2,304,183

Undistributed net investment income            13,757       6,423

Accumulated undistributed net realized gain    280,959      322,776
(loss) on investments and foreign currency transactions

Net unrealized appreciation (depreciation)     508,366      417,874
on investments and assets and liabilities in foreign currencies

NET ASSETS                                    $ 3,151,721  $ 3,051,256


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE
AMOUNTS)                             NOVEMBER 30, 1998 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE CLASS    $19.91   $19.25
A: NET ASSET VALUE and redemption price per
share   ($16,859 (divided by) 846.7 shares)
and ($15,517 (divided by) 806   shares),
respectively

Maximum offering price per share (100/94.25    $21.12   $20.42
of $19.91 and $19.25), respectively

CLASS T: NET ASSET VALUE and redemption        $19.96   $19.30
price per share   ($2,993,364 (divided by)
149,980 shares) and   ($2,903,025 (divided
by) 150,451 shares), respectively

Maximum offering price per share (100/96.50    $20.68   $20.00
of  $19.96 and $19.30), respectively

CLASS B: NET ASSET VALUE and offering price    $19.86   $19.21
per share   ($57,263 (divided by) 2,883
shares) A and ($51,226 (divided by) 2,666 shares) A, respectively

CLASS C: NET ASSET VALUE and offering price    $19.88   $19.22
per share ($21,099 (divided by)   1,061.5
shares) A and ($20,443 (divided by) 1,063.4
shares) A,   respectively

INSTITUTIONAL CLASS: NET ASSET VALUE,          $20.03   $19.35
offering price and redemption price   per
share ($63,136 (divided by) 3,152.1 shares)
and   ($61,045 (divided by) 3,154 shares),
respectively

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS                            ONE MONTH ENDED NOVEMBER 30, 1998  YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                               $ 3,359                            $ 39,312

Interest                                         6,845                              79,524

 TOTAL INCOME                                    10,204                             118,836

EXPENSES

Management fee                                  $ 1,136                            $ 13,701

Transfer agent fees                              479                                5,411

Distribution fees                                1,297                              15,486

Accounting fees and expenses                     67                                 811

Non-interested trustees' compensation            -                                  18

Custodian fees and expenses                      8                                  119

Registration fees                                20                                 109

Audit                                            10                                 93

Legal                                            3                                  14

Interest                                         -                                  16

Reports to shareholders                          -                                  243

Miscellaneous                                    -                                  10

 Total expenses before reductions                3,020                              36,031

 Expense reductions                              (14)                               (366)

                                                 3,006                              35,665

NET INVESTMENT INCOME                            7,198                              83,171

REALIZED AND UNREALIZED GAIN (LOSS)

 Investment securities                           7,154                              324,836

 Foreign currency transactions                   8                                  61

                                                 7,162                              324,897

Change in net unrealized appreciation
(depreciation) on:

 Investment securities                           90,542                             (33,500)

 Assets and liabilities in foreign currencies    (50)                               39

                                                 90,492                             (33,461)

NET GAIN (LOSS)                                  97,654                             291,436

NET INCREASE (DECREASE) IN NET ASSETS           $ 104,852                          $ 374,607
RESULTING  FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                           ONE MONTH ENDED NOVEMBER 30, 1998  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET ASSETS

Operations Net investment income               $ 7,198                            $ 83,171

 Net realized gain (loss)                       7,162                              324,897

 Change in net unrealized appreciation          90,492                             (33,461)
(depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS          104,852                            374,607
RESULTING FROM OPERATIONS

Distributions to shareholders From net          -                                  (86,685)
investment income

 From net realized gain                         -                                  (198,222)

 TOTAL DISTRIBUTIONS                            -                                  (284,907)

Share transactions - net increase (decrease)    (4,387)                            (2,113)

  TOTAL INCREASE (DECREASE) IN    NET ASSETS    100,465                            87,587

NET ASSETS

 Beginning of period                            3,051,256                          2,963,669

 End of period (including undistributed net    $ 3,151,721                        $ 3,051,256
investment income of $13,757, $6,423 and
$9,114, respectively)



AMOUNTS IN THOUSANDS                           YEAR ENDED OCTOBER 31, 1997

INCREASE (DECREASE) IN NET ASSETS

Operations Net investment income               $ 87,934

 Net realized gain (loss)                       229,624

 Change in net unrealized appreciation          251,899
(depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS          569,457
RESULTING FROM OPERATIONS

Distributions to shareholders From net          (90,048)
investment income

 From net realized gain                         (19,449)

 TOTAL DISTRIBUTIONS                            (109,497)

Share transactions - net increase (decrease)    (512,007)

  TOTAL INCREASE (DECREASE) IN    NET ASSETS    (52,047)

NET ASSETS

 Beginning of period                            3,015,716

 End of period (including undistributed net    $ 2,963,669
investment income of $13,757, $6,423 and
$9,114, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                                                               YEARS ENDED OCTOBER 31,

                                         ONE MONTH ENDED NOVEMBER 30, 1998  1998                     1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period     $ 19.25                            $ 18.75                  $ 16.04   $ 15.22

Income from Investment Operations

 Net investment income D                  .05                                .53                      .48       .08

 Net realized and unrealized gain (loss)  .61                                1.80                     2.83      .88

 Total from investment operations         .66                                2.33                     3.31      .96

Less Distributions

 From net investment income               -                                  (.57)                    (.49)     (.14)

 From net realized gain                   -                                  (1.26)                   (.11)     -

 Total distributions                      -                                  (1.83)                   (.60)     (.14)

Net asset value, end of period           $ 19.91                            $ 19.25                  $ 18.75   $ 16.04

TOTAL RETURN B, C                         3.43%                              13.04%                   20.99%    6.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)  $ 17                               $ 16                     $ 8       $ 1

Ratio of expenses to average net assets   1.02% A                            1.05%                    1.41% F   1.50% A, F

Ratio of expenses to average net assets   1.02% A                            1.02% G                  1.40% G   1.49% A, G
after expense reductions

Ratio of net investment income to average 3.13% A                            2.76%                    2.68%     3.07% A
net assets

Portfolio turnover                        73% A                              85%                      70%       223%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T

                                        ONE MONTH ENDED NOVEMBER 30,  YEARS ENDED OCTOBER 31,

                                        1998                          1998                     1997     1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period    $ 19.30                       $ 18.79                  $ 16.07  $ 15.30   $ 14.67

Income from Investment Operations

 Net investment income                   .05 C                         .51 C                    .53 C    .51 C     .59

 Net realized and unrealized gain (loss) .61                           1.80                     2.84     .88       .54

 Total from investment operations        .66                           2.31                     3.37     1.39      1.13

Less Distributions

 From net investment   income            -                             (.54)                    (.54)    (.59)     (.50)

 In excess of net   investment income    -                             -                        -        -         -

 From net realized gain                  -                             (1.26)                   (.11)    (.03)     -

 Return of capital                       -                             -                        -        -         -

 Total distributions                     -                             (1.80)                   (.65)    (.62)     (.50)

Net asset value,  end of period         $ 19.96                       $ 19.30                  $ 18.79  $ 16.07   $ 15.30

TOTAL RETURN A, B                       3.42%                         12.90%                   21.36%   9.30%     7.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions) $ 2,993                       $ 2,903                  $ 2,901  $ 2,993   $ 3,441

Ratio of expenses to average net assets  1.22% D                       1.16%                    1.17%    1.26%     1.47%

Ratio of expenses to average net assets  1.22% D                       1.15% E                  1.17%    1.25% E   1.46% E
after expense reductions

Ratio of net investment income to
average                                  2.92% D                       2.68%                    2.98%    3.32%     3.99%
net assets

Portfolio turnover                       73% D                         85%                      70%      223%      297%





                                             1994

SELECTED PER-SHARE DATA

Net asset value,  beginning of period        $ 15.91

Income from Investment Operations

 Net investment income                        .38

 Net realized and   unrealized gain (loss)    (.79)

 Total from investment   operations           (.41)

Less Distributions

 From net investment   income                 (.28)

 In excess of net   investment income         (.02)

 From net realized gain                       (.49)

 Return of capital                            (.04)

 Total distributions                          (.83)

Net asset value,  end of period              $ 14.67

TOTAL RETURN A, B                             (2.69)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period  (in millions)     $ 3,129

Ratio of expenses to average net assets       1.59%

Ratio of expenses to average net assets       1.58% E
after expense reductions

Ratio of net investment income to average     3.79%
net assets

Portfolio turnover                            202%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D ANNUALIZED
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS B

                                           ONE MONTH ENDED NOVEMBER 30,  YEARS ENDED OCTOBER 31,

                                           1998                          1998                     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 19.21                       $ 18.71                  $ 16.36

Income from Investment Operations

 Net investment income D                    .04                           .38                      .29

 Net realized and unrealized gain (loss)    .61                           1.81                     2.38

 Total from investment operations           .65                           2.19                     2.67

Less Distributions

 From net investment income                 -                             (.43)                    (.32)

 From net realized gain                     -                             (1.26)                   -

 Total distributions                        -                             (1.69)                   (.32)

Net asset value, end of period             $ 19.86                       $ 19.21                  $ 18.71

TOTAL RETURN B, C                           3.38%                         12.25%                   16.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)    $ 57                          $ 51                     $ 16

Ratio of expenses to average net assets     1.80% A                       1.74%                    2.12% A

Ratio of expenses to average net assets     1.80% A                       1.73% F                  2.11% A, F
after  expense reductions

Ratio of net investment income to average   2.35% A                       2.02%                    1.88% A
net assets

Portfolio turnover                          73% A                         85%                      70%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C
                    ONE MONTH ENDED NOVEMBER 30,  YEAR ENDED OCTOBER 31,

                                          1998           1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 19.22        $ 19.05

Income from Investment Operations

 Net investment income D                    .04            .36

 Net realized and unrealized gain (loss)    .62            1.56

 Total from investment operations           .66            1.92

Less Distributions

 From net investment income                 -              (.49)

 From net realized gain                     -              (1.26)

 Total distributions                        -              (1.75)

Net asset value, end of period             $ 19.88        $ 19.22

TOTAL RETURN B, C                           3.43%          10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)    $ 21           $ 20

Ratio of expenses to average net assets     1.77% A        1.80% A, G

Ratio of expenses to average net assets     1.76% A, F     1.79% A, F
after expense reductions

Ratio of net investment income to average   2.37% A        1.89% A
net assets

Portfolio turnover                          73% A          85%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                      ONE MONTH ENDED NOVEMBER 30,  YEARS ENDED OCTOBER 31,

                                      1998                          1998                     1997     1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning of period $ 19.35                       $ 18.85                  $ 16.11  $ 15.40   $ 15.23

Income from Investment Operations

 Net investment income                 .05 D                         .60 D                    .61 D    .54 D     .25

 Net realized and unrealized gain
(loss)                                 .63                           1.81                     2.86     .87       .09

 Total from investment   operations    .68                           2.41                     3.47     1.41      .34

Less Distributions

 From net investment income            -                             (.65)                    (.62)    (.67)     (.17)

 From net realized gain                -                             (1.26)                   (.11)    (.03)     -

 Total distributions                   -                             (1.91)                   (.73)    (.70)     (.17)

Net asset value, end of period        $ 20.03                       $ 19.35                  $ 18.85  $ 16.11   $ 15.40

TOTAL RETURN B, C                     3.51%                         13.45%                   21.97%   9.41%     2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in
millions)                             $ 63                          $ 61                     $ 39     $ 22      $ 1

Ratio of expenses to  average net
assets                                .66% A                        .65%                     .69%     1.06%     .92% A, F

Ratio of expenses to average net
assets                                .66% A                        .63% G                   .69%     1.03% G   .91% A, G
after expense reductions

Ratio of net investment income to
average                               3.48% A                       3.15%                    3.42%    3.54%     4.54% A
net assets

Portfolio turnover                     73% A                         85%                      70%      223%      297%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the periods ended November 30, 1998 and October 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on November 3, 1997. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on May 13, 1998, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series I, effective on or about February 26, 1999. Effective November 30, 1998, the Board of Trustees approved a change in the fiscal year-end of the fund to November 30. Accordingly, the financial statements of the fund are presented as of and for the year ended October 31, 1998 and as of and for the one-month period ended November 30, 1998. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED each period's end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of each period, the fund had $1,000 invested in restricted securities.
3. PURCHASES AND SALES OF INVESTMENTS.
For the one month period ended November 30, 1998, purchases and sales of securities, other than short-term securities, aggregated $239,482,000 and $167,735,000, respectively, of which U.S. government and government agency obligations aggregated $121,356,000 and $130,743,000, respectively.
3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED
For the year ended October 31, 1998, purchases and sales of securities, other than short-term securities, aggregated $2,540,272,000 and $2,881,243,000, respectively, of which U.S.
government and government agency obligations aggregated $781,296,000 and $864,368,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the periods. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the periods, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the one month period ended November 30, 1998, the management fee was equivalent to an annualized rate of .46% of average net assets. For the year ended October 31, 1998, the management fee was equivalent to an annual rate of .44% of average net assets .
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the periods, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the periods, each class paid FDC the following amounts, a portion of which was retained by FDC:

          ONE MONTH ENDED  NOVEMBER 30, 1998                   YEAR ENDED  OCTOBER 31, 1998

          PAID TO FDC                         RETAINED BY FDC  PAID TO FDC                   RETAINED BY FDC

CLASS A   $ 3,000                             $ 0              $ 29,000                      $ 0

CLASS T    1,232,000                           22,000           15,039,000                    139,000

CLASS B    45,000                              34,000           323,000                       242,000

CLASS C    17,000                              17,000           95,000                        95,000

          $ 1,297,000                         $ 73,000         $ 15,486,000                  $ 476,000


Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the periods, the following amounts were paid to third parties under the
Plans:
                      NOVEMBER 30, 1998  OCTOBER 31, 1998

CLASS A               $ 0                $ 5,000

CLASS T                25,000             450,000

CLASS B                1,000              9,000

CLASS C                0                  6,000

INSTITUTIONAL CLASS    1,000              12,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the periods, sales charge amounts paid to and retained by FDC were as follows:

          ONE MONTH ENDED  NOVEMBER 30, 1998                   YEAR ENDED  OCTOBER 31, 1998

          PAID TO FDC                         RETAINED BY FDC  PAID TO FDC                   RETAINED BY FDC

CLASS A   $ 22,000                            $ 9,000          $ 173,000                     $ 57,000

CLASS T    58,000                              21,000           940,000                       263,000

CLASS B    10,000                              10,000*          48,000                        48,000*

CLASS C    1,000                               1,000*           6,000                         6,000 *

          $ 91,000                            $ 41,000         $ 1,167,000                   $ 374,000


* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the periods, the following amounts were paid to FIIOC:

                      ONE MONTH ENDED  NOVEMBER 30, 1998                            YEAR ENDED  OCTOBER 31, 1998

                      AMOUNT                              % OF AVERAGE NET ASSETS*  AMOUNT

CLASS A               $ 3,000                              .26                      $ 26,000

CLASS T                454,000                             .19                       5,221,000

CLASS B                10,000                              .25                       78,000

CLASS C                4,000                               .21                       19,000

INSTITUTIONAL CLASS    8,000                               .16                       67,000

                      $ 479,000                                                     $ 5,411,000





                      % OF AVERAGE NET ASSETS

CLASS A                .23

CLASS T                .17

CLASS B                .24

CLASS C                .19 *

INSTITUTIONAL CLASS    .14




* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $7,000 and $334,000 for the periods ended November 30, 1998 and October 31, 1998, respectively.
5. INTERFUND LENDING PROGRAM.
During the fiscal year ended October 31, 1998, the fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $33,770,000 and $24,426,000, respectively. The weighted average interest rate was 5.70%. Interest expense includes $8,000 paid under the interfund lending program.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time.
For the fiscal year ended October 31, 1998, the maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $12,591,000. The weighted average interest rate was 5.94%. Interest expense includes $8,000 paid under the bank borrowing program.
7. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class. For the fiscal year ended October 31, 1998, amounts reimbursed were as follows:
                       FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A                1.05%                    $ 0

CLASS T                1.30%                     0

CLASS B                1.80%                     0

CLASS C                1.80%                     2,000

INSTITUTIONAL CLASS    .80%                      0

                                                $ 2,000

Effective December 1, 1998, these expense limitations were eliminated. FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the periods ended November 30, 1998 and October 31, 1998, the fund's expenses were reduced by $14,000 and $345,000, respectively, under this arrangement.
7. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. For the periods ended November 30, 1998 and October 31, 1998, the fund's custodian fees were reduced by $0 and $16,000, respectively, under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

                      TRANSFER AGENT CREDITS NOVEMBER 30, 1998  TRANSFER AGENT CREDITS OCTOBER 31, 1998

CLASS A               $ -                                       $ 1,000

INSTITUTIONAL CLASS    -                                         2,000

                      $ -                                       $ 3,000


8. BENEFICIAL INTEREST.
For the periods ended November 30, 1998 and October 31, 1998, one shareholder was record owner of approximately 18.2% of the total outstanding shares of the fund.
9. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        ONE MONTH ENDED    YEARS ENDED

                            NOVEMBER 30, 1998  OCTOBER 31, 1998 A  OCTOBER 31, 1997 B

FROM NET INVESTMENT INCOME

Class A                     $ -                $ 338               $ 111

Class T                      -                  83,919              88,845

Class B                      -                  696                 137

Class C                      -                  203                 -

Institutional Class          -                  1,529               955

Total                       $ -                $ 86,685            $ 90,048

FROM NET REALIZED GAIN

Class A                     $ -                $ 553               $ 12

Class T                      -                  193,978             19,290

Class B                      -                  1,214               -

Class C                      -                  13                  -

Institutional Class          -                  2,464               147

Total                       $ -                $ 198,222           $ 19,449

Total                       $ -                $ 284,907           $ 109,497


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
10. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS              SHARES

                                  ONE MONTH  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                                  1998       1998 A                  1997 B



CLASS A Shares sold                55         505                     398

Reinvestment of distributions      -          45                      7

Shares redeemed                    (14)       (147)                   (75)

Net increase (decrease)            41         403                     330

CLASS T Shares sold                1,793      25,522                  26,574

Reinvestment of distributions      -          14,265                  5,886

Shares redeemed                    (2,264)    (43,766)                (64,227)

Net increase (decrease)            (471)      (3,979)                 (31,767)

CLASS B Shares sold                246        2,157                   1,099

Reinvestment of distributions      -          93                      7

Shares redeemed                    (29)       (437)                   (253)

Net increase (decrease)            217        1,813                   853

CLASS C Shares sold                47         1,132                   -

Reinvestment of distributions      -          9                       -

Shares redeemed                    (49)       (78)                    -

Net increase (decrease)            (2)        1,063                   -

INSTITUTIONAL CLASS Shares sold    47         2,017                   1,168

Reinvestment of distributions      -          209                     60

Shares redeemed                    (49)       (1,137)                 (517)

Net increase (decrease)            (2)        1,089                   711


 A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
 B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
10. SHARE TRANSACTIONS - CONTINUED

AMOUNTS IN THOUSANDS              DOLLARS

                                  ONE MONTH  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                                  1998       1998 A                  1997 B



CLASS A Shares sold               $ 1,069    $ 9,665                 $ 7,127

Reinvestment of distributions      -          832                     117

Shares redeemed                    (275)      (2,810)                 (1,376)

Net increase (decrease)           $ 794      $ 7,687                 $ 5,868

CLASS T Shares sold               $ 35,217   $ 487,737               $ 469,471

Reinvestment of distributions      -          263,355                 101,958

Shares redeemed                    (44,571)   (837,890)               (1,117,978)

Net increase (decrease)           $ (9,354)  $ (86,798)              $ (546,549)

CLASS B Shares sold               $ 4,821    $ 41,474                $ 20,123

Reinvestment of distributions      -          1,711                   128

Shares redeemed                    (572)      (8,440)                 (4,772)

Net increase (decrease)           $ 4,249    $ 34,745                $ 15,479

CLASS C Shares sold               $ 924      $ 21,768                $ -

Reinvestment of distributions      -          173                     -

Shares redeemed                    (973)      (1,484)                 -

Net increase (decrease)           $ (49)     $ 20,457                $ -

INSTITUTIONAL CLASS Shares sold   $ 933      $ 39,736                $ 21,544

Reinvestment of distributions      -          3,869                   1,061

Shares redeemed                    (960)      (21,809)                (9,410)

Net increase (decrease)           $ (27)     $ 21,796                $ 13,195


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
11. REGISTRATION FEES.
For the periods, each class paid the following amounts to register its shares for sale:


                      ONE MONTH ENDED NOVEMBER 30, 1998  YEAR ENDED OCTOBER 31, 1998



CLASS A               $ -                                $ 8,000

CLASS T                20,000                             64,000

CLASS B                -                                  10,000

CLASS C                -                                  15,000

INSTITUTIONAL CLASS    -                                  12,000

                      $ 20,000                           $ 109,000


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Balanced Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund (a fund of Fidelity Advisor Series II) at November 30, 1998 and October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Balanced Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 and October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 4, 1999
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
CLASS A
PAY DATE      12/8/97 12/7/98
RECORD DATE   12/5/97 12/4/98
DIVIDENDS     $.16    $.14
SHORT-TERM
CAPITAL GAINS $.60    $.04
LONG-TERM
CAPITAL GAINS $.66    $1.69
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     52.54%  -
 20% rate     47.46%  100%

CLASS T
PAY DATE      12/8/97 12/7/98
RECORD DATE   12/5/97 12/4/98
DIVIDENDS     $.16    $.13
SHORT-TERM
CAPITAL GAINS $.60    $.04
LONG-TERM
CAPITAL GAINS $.66    $1.69
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     52.54%  -
 20% rate     47.46%  100%
CLASS B
PAY DATE      12/8/97 12/7/98
RECORD DATE   12/5/97 12/4/98
DIVIDENDS     $.12    $.11
SHORT-TERM
CAPITAL GAINS $.60    $.04
LONG-TERM
CAPITAL GAINS $.66    $1.69
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     52.54%  -
 20% rate     47.46%  100%

CLASS C
PAY DATE      12/8/97 12/7/98
RECORD DATE   12/5/97 12/4/98
DIVIDENDS     $.16    $.10
SHORT-TERM
CAPITAL GAINS $.60    $.04
LONG-TERM
CAPITAL GAINS $.66    $1.69
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     52.54%  -
 20% rate     47.46%  100%

A total of 2.35% of the dividends distributed during the fiscal year ended October 31, 1998, was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 23%, 19%, 26%, and 23% of Class A's, Class T's, Class B's and Class C's dividends distributed during the fiscal year ended October 31, 1998, qualifies for the dividends-received deductions for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.



INVESTMENT ADVISER
Fidelity Management &
Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Kevin Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributions Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified
 International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant
 Growth Fund
SM
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement
Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Funds

AIG-ANN-0199  67049
1.538593.101

(FIDELITY LOGO)
(registered trademark)
(FIDELITY_LOGO)
FIDELITY ADVISOR
BALANCED FUND -
INSTITUTIONAL CLASS

ANNUAL REPORTS
OCTOBER 31, 1998
AND THE ONE-MONTH
PERIOD ENDED
NOVEMBER 30, 1998
(FIDELITY_LOGO)

CONTENTS


PRESIDENT'S MESSAGE                3   Ned Johnson on investing strategies.

PERFORMANCE                        4   How the fund has done over time.

FUND TALK                          8   The managers' review of fund performance,
                                       strategy and outlook.

INVESTMENT CHANGES                 11  A summary of major shifts in the fund's
                                       investments.

INVESTMENTS NOVEMBER 30, 1998      12  A complete list of the fund's investments
                                       with their market values.

INVESTMENTS OCTOBER 31, 1998       43  A complete list of the fund's investments
                                       with their market values.

FINANCIAL STATEMENTS               73  Statements of assets and liabilities,
                                       operations, and changes in net assets,  as
                                       well as financial highlights.

NOTES                              82  Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS  94  The auditors' opinion.

DISTRIBUTIONS                      95


NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor Balanced Fund recently changed from October 31 to November 30. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity funds. To reduce expenses and provide you with a comprehensive report covering both periods ended October 31 and November 30, we've combined both annual reports into one document.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The month of November proved to be a strong one for the stock and bond markets. The Dow Jones Industrial Average reached a record high. Merger activity, which had lulled during the summer correction, has increased significantly. Small-cap stocks posted their third consecutive month of positive returns, as did emerging markets. While bond returns generally were not at the levels of their equity counterparts, they were mostly positive nonetheless.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR BALANCED FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - INST CL    14.70%       68.08%        252.41%

Fidelity Balanced Composite        18.48%       116.57%       306.79%

 S&P 500 (registered trademark)    23.66%       181.25%       457.74%

 LB Aggregate Bond                 9.45%        42.40%        141.94%

Balanced Funds Average             11.31%       88.42%        235.21%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 393 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - INST CL  14.70%       10.94%        13.42%

Fidelity Balanced Composite      18.48%       16.71%        15.06%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. $10,000 OVER 10 YEARS

             FA Balanced -CL I           FID Balanced Composite      S&P 500                     LB Aggregate Bond
             00642                       F0021                       SP001                       LB001
  1988/11/30      10000.00                    10000.00                    10000.00                    10000.00
  1988/12/31      10119.83                    10109.40                    10175.00                    10011.00
  1989/01/31      10517.95                    10611.63                    10919.81                    10155.16
  1989/02/28      10554.99                    10422.54                    10647.91                    10082.04
  1989/03/31      10732.62                    10586.17                    10896.00                    10125.39
  1989/04/30      11163.80                    11004.32                    11461.51                    10337.01
  1989/05/31      11529.37                    11387.49                    11925.70                    10608.88
  1989/06/30      11688.29                    11487.02                    11857.72                    10931.39
  1989/07/31      12219.15                    12207.26                    12928.47                    11164.23
  1989/08/31      12408.74                    12278.55                    13181.87                    10999.00
  1989/09/30      12428.11                    12273.39                    13127.82                    11055.09
  1989/10/31      12236.47                    12223.31                    12823.26                    11327.05
  1989/11/30      12485.60                    12419.38                    13084.85                    11434.65
  1989/12/31      12609.00                    12611.63                    13398.89                    11465.53
  1990/01/31      11999.05                    12043.85                    12499.82                    11329.09
  1990/02/28      12030.60                    12152.49                    12661.07                    11365.34
  1990/03/31      12198.99                    12349.12                    12996.59                    11373.30
  1990/04/30      12039.32                    12118.43                    12671.68                    11268.66
  1990/05/31      12486.40                    12970.84                    13907.16                    11602.21
  1990/06/30      12539.37                    13001.46                    13812.60                    11789.01
  1990/07/31      12507.05                    13048.26                    13768.40                    11951.70
  1990/08/31      11742.19                    12270.58                    12523.73                    11791.55
  1990/09/30      11471.17                    11952.78                    11913.83                    11889.41
  1990/10/31      11362.03                    11982.66                    11862.60                    12040.41
  1990/11/30      11875.01                    12550.16                    12628.92                    12299.28
  1990/12/31      12237.92                    12838.56                    12981.27                    12491.15
  1991/01/31      12869.77                    13238.10                    13547.25                    12646.04
  1991/02/28      13623.55                    13851.02                    14515.88                    12753.53
  1991/03/31      13969.58                    14090.37                    14867.16                    12841.53
  1991/04/30      14238.22                    14171.53                    14902.84                    12980.22
  1991/05/31      14831.48                    14571.73                    15546.65                    13055.50
  1991/06/30      14527.50                    14168.38                    14834.61                    13048.98
  1991/07/31      15148.82                    14643.31                    15525.90                    13230.36
  1991/08/31      15532.91                    14978.05                    15893.87                    13516.13
  1991/09/30      15647.27                    14949.60                    15628.44                    13790.51
  1991/10/31      16103.13                    15136.17                    15837.86                    13943.58
  1991/11/30      15727.05                    14825.88                    15199.60                    14071.86
  1991/12/31      16457.74                    16019.66                    16938.43                    14489.80
  1992/01/31      16566.01                    15753.73                    16623.37                    14292.74
  1992/02/29      16914.90                    15917.57                    16839.48                    14385.64
  1992/03/31      16854.85                    15695.68                    16511.11                    14305.08
  1992/04/30      16988.33                    16017.75                    16996.54                    14408.08
  1992/05/31      17328.09                    16185.94                    17079.82                    14680.39
  1992/06/30      17170.53                    16130.58                    16825.33                    14882.98
  1992/07/31      17671.95                    16658.05                    17513.49                    15186.59
  1992/08/31      17671.95                    16520.46                    17154.46                    15339.98
  1992/09/30      17818.15                    16716.06                    17356.88                    15522.52
  1992/10/31      17756.54                    16662.23                    17417.63                    15316.07
  1992/11/30      17867.44                    17004.48                    18011.57                    15319.14
  1992/12/31      17971.78                    17238.12                    18233.11                    15562.71
  1993/01/31      18310.87                    17457.39                    18386.27                    15861.51
  1993/02/28      18702.13                    17722.04                    18636.33                    16139.09
  1993/03/31      19408.00                    17976.17                    19029.55                    16206.88
  1993/04/30      19960.26                    17765.49                    18569.04                    16320.32
  1993/05/31      20341.58                    18060.40                    19066.69                    16341.54
  1993/06/30      20210.61                    18222.58                    19121.98                    16637.32
  1993/07/31      20422.66                    18220.40                    19045.49                    16732.15
  1993/08/31      21164.82                    18762.27                    19767.32                    17024.97
  1993/09/30      20966.94                    18695.85                    19615.11                    17070.93
  1993/10/31      21247.39                    18955.73                    20021.14                    17134.10
  1993/11/30      20966.94                    18783.23                    19830.94                    16988.46
  1993/12/31      21504.15                    18960.17                    20070.89                    17080.19
  1994/01/31      22101.87                    19449.34                    20753.30                    17310.78
  1994/02/28      21712.66                    18997.72                    20190.89                    17009.57
  1994/03/31      20845.50                    18313.05                    19310.57                    16589.43
  1994/04/30      20677.40                    18395.09                    19557.74                    16456.72
  1994/05/31      20761.45                    18575.36                    19878.49                    16455.07
  1994/06/30      20367.43                    18285.96                    19391.47                    16418.87
  1994/07/31      20761.28                    18791.38                    20027.51                    16745.61
  1994/08/31      21014.47                    19262.67                    20848.63                    16765.70
  1994/09/30      20874.04                    18866.24                    20337.84                    16519.25
  1994/10/31      20676.71                    19114.15                    20795.44                    16504.38
  1994/11/30      20394.82                    18679.64                    20038.07                    16468.07
  1994/12/31      20408.92                    18897.41                    20335.24                    16581.70
  1995/01/31      20352.07                    19341.08                    20862.53                    16910.02
  1995/02/28      20707.37                    19977.44                    21675.54                    17312.47
  1995/03/31      21051.42                    20379.91                    22315.19                    17418.08
  1995/04/30      21280.71                    20854.15                    22972.37                    17661.93
  1995/05/31      21696.29                    21677.10                    23890.58                    18345.45
  1995/06/30      21956.77                    22042.53                    24445.56                    18479.37
  1995/07/31      22289.01                    22461.69                    25256.17                    18438.72
  1995/08/31      22361.23                    22604.23                    25319.56                    18661.83
  1995/09/30      22591.57                    23264.27                    26388.05                    18842.85
  1995/10/31      22489.34                    23335.42                    26293.84                    19087.80
  1995/11/30      23102.69                    24090.08                    27448.14                    19374.12
  1995/12/31      23470.12                    24503.37                    27976.80                    19645.36
  1996/01/31      23663.35                    25068.52                    28929.13                    19775.02
  1996/02/29      23291.75                    25033.47                    29197.30                    19430.93
  1996/03/31      23114.65                    25108.02                    29478.47                    19294.92
  1996/04/30      23099.66                    25273.84                    29912.98                    19186.86
  1996/05/31      23219.58                    25644.71                    30684.44                    19148.49
  1996/06/30      23355.42                    25840.78                    30801.34                    19405.08
  1996/07/31      22870.75                    25183.71                    29440.54                    19457.47
  1996/08/31      23037.35                    25485.25                    30061.44                    19424.40
  1996/09/30      23963.30                    26523.22                    31753.30                    19762.38
  1996/10/31      24604.77                    27197.65                    32629.06                    20201.10
  1996/11/30      25933.51                    28617.20                    35095.49                    20546.54
  1996/12/31      25507.38                    28170.60                    34400.24                    20355.46
  1997/01/31      26392.30                    29261.60                    36549.57                    20418.56
  1997/02/28      26811.47                    29428.50                    36836.12                    20469.61
  1997/03/31      25902.61                    28572.31                    35322.52                    20242.40
  1997/04/30      26983.84                    29767.21                    37431.28                    20546.03
  1997/05/31      28080.75                    30967.66                    39710.10                    20741.22
  1997/06/30      29160.68                    31947.47                    41489.11                    20988.04
  1997/07/31      30771.07                    33817.74                    44790.40                    21554.72
  1997/08/31      29429.08                    32566.08                    42281.24                    21371.50
  1997/09/30      30630.17                    33829.06                    44596.98                    21687.80
  1997/10/31      30009.28                    33347.33                    43107.44                    22002.27
  1997/11/30      30725.69                    34334.88                    45102.89                    22103.48
  1997/12/31      31353.73                    34827.31                    45877.30                    22326.73
  1998/01/31      31662.81                    35236.74                    46384.71                    22612.51
  1998/02/28      32830.42                    36750.23                    49729.97                    22594.42
  1998/03/31      34002.57                    37929.40                    52276.64                    22671.24
  1998/04/30      34244.96                    38237.23                    52802.54                    22789.13
  1998/05/31      34193.02                    37988.16                    51894.87                    23005.63
  1998/06/30      34959.85                    39043.16                    54002.84                    23201.18
  1998/07/31      34907.49                    38826.47                    53427.71                    23249.90
  1998/08/31      31277.11                    35711.50                    45703.13                    23628.87
  1998/09/30      32936.63                    37418.37                    48630.87                    24181.79
  1998/10/31      34045.07                    39165.21                    52586.51                    24053.63
  1998/11/30      35241.49                    40678.79                    55773.78                    24194.00
IMATRL PRASUN   SHR__CHT 19981130 19981222 090434 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Institutional Class on November 30, 1988. As the chart shows, by November 30, 1998, the value of the investment would have grown to $35,241 - a 252.41% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $55,774 - a 457.74% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $24,194 - a 141.94% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $40,679 - a 306.79% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - INST CL    13.45%       60.23%        237.07%

Fidelity Balanced Composite        17.45%       106.61%       286.38%

 S&P 500                           21.99%       162.65%       418.35%

 LB Aggregate Bond                 9.34%        40.39%        137.66%

Balanced Funds Average             9.13%        79.44%        218.25%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 395 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - INST CL  13.45%       9.89%         12.92%

Fidelity Balanced Composite      17.45%       15.62%        14.47%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. $10,000 OVER 10 YEARS

             FA Balanced -CL I           FID Balanced Composite      S&P 500                     LB Aggregate Bond
             00642                       F0021                       SP001                       LB001
  1988/11/30      10000.00                    10000.00                    10000.00                    10000.00
  1988/12/31      10119.83                    10109.40                    10175.00                    10011.00
  1989/01/31      10517.95                    10611.63                    10919.81                    10155.16
  1989/02/28      10554.99                    10422.54                    10647.91                    10082.04
  1989/03/31      10732.62                    10586.17                    10896.00                    10125.39
  1989/04/30      11163.80                    11004.32                    11461.51                    10337.01
  1989/05/31      11529.37                    11387.49                    11925.70                    10608.88
  1989/06/30      11688.29                    11487.02                    11857.72                    10931.39
  1989/07/31      12219.15                    12207.26                    12928.47                    11164.23
  1989/08/31      12408.74                    12278.55                    13181.87                    10999.00
  1989/09/30      12428.11                    12273.39                    13127.82                    11055.09
  1989/10/31      12236.47                    12223.31                    12823.26                    11327.05
  1989/11/30      12485.60                    12419.38                    13084.85                    11434.65
  1989/12/31      12609.00                    12611.63                    13398.89                    11465.53
  1990/01/31      11999.05                    12043.85                    12499.82                    11329.09
  1990/02/28      12030.60                    12152.49                    12661.07                    11365.34
  1990/03/31      12198.99                    12349.12                    12996.59                    11373.30
  1990/04/30      12039.32                    12118.43                    12671.68                    11268.66
  1990/05/31      12486.40                    12970.84                    13907.16                    11602.21
  1990/06/30      12539.37                    13001.46                    13812.60                    11789.01
  1990/07/31      12507.05                    13048.26                    13768.40                    11951.70
  1990/08/31      11742.19                    12270.58                    12523.73                    11791.55
  1990/09/30      11471.17                    11952.78                    11913.83                    11889.41
  1990/10/31      11362.03                    11982.66                    11862.60                    12040.41
  1990/11/30      11875.01                    12550.16                    12628.92                    12299.28
  1990/12/31      12237.92                    12838.56                    12981.27                    12491.15
  1991/01/31      12869.77                    13238.10                    13547.25                    12646.04
  1991/02/28      13623.55                    13851.02                    14515.88                    12753.53
  1991/03/31      13969.58                    14090.37                    14867.16                    12841.53
  1991/04/30      14238.22                    14171.53                    14902.84                    12980.22
  1991/05/31      14831.48                    14571.73                    15546.65                    13055.50
  1991/06/30      14527.50                    14168.38                    14834.61                    13048.98
  1991/07/31      15148.82                    14643.31                    15525.90                    13230.36
  1991/08/31      15532.91                    14978.05                    15893.87                    13516.13
  1991/09/30      15647.27                    14949.60                    15628.44                    13790.51
  1991/10/31      16103.13                    15136.17                    15837.86                    13943.58
  1991/11/30      15727.05                    14825.88                    15199.60                    14071.86
  1991/12/31      16457.74                    16019.66                    16938.43                    14489.80
  1992/01/31      16566.01                    15753.73                    16623.37                    14292.74
  1992/02/29      16914.90                    15917.57                    16839.48                    14385.64
  1992/03/31      16854.85                    15695.68                    16511.11                    14305.08
  1992/04/30      16988.33                    16017.75                    16996.54                    14408.08
  1992/05/31      17328.09                    16185.94                    17079.82                    14680.39
  1992/06/30      17170.53                    16130.58                    16825.33                    14882.98
  1992/07/31      17671.95                    16658.05                    17513.49                    15186.59
  1992/08/31      17671.95                    16520.46                    17154.46                    15339.98
  1992/09/30      17818.15                    16716.06                    17356.88                    15522.52
  1992/10/31      17756.54                    16662.23                    17417.63                    15316.07
  1992/11/30      17867.44                    17004.48                    18011.57                    15319.14
  1992/12/31      17971.78                    17238.12                    18233.11                    15562.71
  1993/01/31      18310.87                    17457.39                    18386.27                    15861.51
  1993/02/28      18702.13                    17722.04                    18636.33                    16139.09
  1993/03/31      19408.00                    17976.17                    19029.55                    16206.88
  1993/04/30      19960.26                    17765.49                    18569.04                    16320.32
  1993/05/31      20341.58                    18060.40                    19066.69                    16341.54
  1993/06/30      20210.61                    18222.58                    19121.98                    16637.32
  1993/07/31      20422.66                    18220.40                    19045.49                    16732.15
  1993/08/31      21164.82                    18762.27                    19767.32                    17024.97
  1993/09/30      20966.94                    18695.85                    19615.11                    17070.93
  1993/10/31      21247.39                    18955.73                    20021.14                    17134.10
  1993/11/30      20966.94                    18783.23                    19830.94                    16988.46
  1993/12/31      21504.15                    18960.17                    20070.89                    17080.19
  1994/01/31      22101.87                    19449.34                    20753.30                    17310.78
  1994/02/28      21712.66                    18997.72                    20190.89                    17009.57
  1994/03/31      20845.50                    18313.05                    19310.57                    16589.43
  1994/04/30      20677.40                    18395.09                    19557.74                    16456.72
  1994/05/31      20761.45                    18575.36                    19878.49                    16455.07
  1994/06/30      20367.43                    18285.96                    19391.47                    16418.87
  1994/07/31      20761.28                    18791.38                    20027.51                    16745.61
  1994/08/31      21014.47                    19262.67                    20848.63                    16765.70
  1994/09/30      20874.04                    18866.24                    20337.84                    16519.25
  1994/10/31      20676.71                    19114.15                    20795.44                    16504.38
  1994/11/30      20394.82                    18679.64                    20038.07                    16468.07
  1994/12/31      20408.92                    18897.41                    20335.24                    16581.70
  1995/01/31      20352.07                    19341.08                    20862.53                    16910.02
  1995/02/28      20707.37                    19977.44                    21675.54                    17312.47
  1995/03/31      21051.42                    20379.91                    22315.19                    17418.08
  1995/04/30      21280.71                    20854.15                    22972.37                    17661.93
  1995/05/31      21696.29                    21677.10                    23890.58                    18345.45
  1995/06/30      21956.77                    22042.53                    24445.56                    18479.37
  1995/07/31      22289.01                    22461.69                    25256.17                    18438.72
  1995/08/31      22361.23                    22604.23                    25319.56                    18661.83
  1995/09/30      22591.57                    23264.27                    26388.05                    18842.85
  1995/10/31      22489.34                    23335.42                    26293.84                    19087.80
  1995/11/30      23102.69                    24090.08                    27448.14                    19374.12
  1995/12/31      23470.12                    24503.37                    27976.80                    19645.36
  1996/01/31      23663.35                    25068.52                    28929.13                    19775.02
  1996/02/29      23291.75                    25033.47                    29197.30                    19430.93
  1996/03/31      23114.65                    25108.02                    29478.47                    19294.92
  1996/04/30      23099.66                    25273.84                    29912.98                    19186.86
  1996/05/31      23219.58                    25644.71                    30684.44                    19148.49
  1996/06/30      23355.42                    25840.78                    30801.34                    19405.08
  1996/07/31      22870.75                    25183.71                    29440.54                    19457.47
  1996/08/31      23037.35                    25485.25                    30061.44                    19424.40
  1996/09/30      23963.30                    26523.22                    31753.30                    19762.38
  1996/10/31      24604.77                    27197.65                    32629.06                    20201.10
  1996/11/30      25933.51                    28617.20                    35095.49                    20546.54
  1996/12/31      25507.38                    28170.60                    34400.24                    20355.46
  1997/01/31      26392.30                    29261.60                    36549.57                    20418.56
  1997/02/28      26811.47                    29428.50                    36836.12                    20469.61
  1997/03/31      25902.61                    28572.31                    35322.52                    20242.40
  1997/04/30      26983.84                    29767.21                    37431.28                    20546.03
  1997/05/31      28080.75                    30967.66                    39710.10                    20741.22
  1997/06/30      29160.68                    31947.47                    41489.11                    20988.04
  1997/07/31      30771.07                    33817.74                    44790.40                    21554.72
  1997/08/31      29429.08                    32566.08                    42281.24                    21371.50
  1997/09/30      30630.17                    33829.06                    44596.98                    21687.80
  1997/10/31      30009.28                    33347.33                    43107.44                    22002.27
  1997/11/30      30725.69                    34334.88                    45102.89                    22103.48
  1997/12/31      31353.73                    34827.31                    45877.30                    22326.73
  1998/01/31      31662.81                    35236.74                    46384.71                    22612.51
  1998/02/28      32830.42                    36750.23                    49729.97                    22594.42
  1998/03/31      34002.57                    37929.40                    52276.64                    22671.24
  1998/04/30      34244.96                    38237.23                    52802.54                    22789.13
  1998/05/31      34193.02                    37988.16                    51894.87                    23005.63
  1998/06/30      34959.85                    39043.16                    54002.84                    23201.18
  1998/07/31      34907.49                    38826.47                    53427.71                    23249.90
  1998/08/31      31277.11                    35711.50                    45703.13                    23628.87
  1998/09/30      32936.63                    37418.37                    48630.87                    24181.79
  1998/10/31      34045.07                    39165.21                    52586.51                    24053.63
IMATRL PRASUN   SHR__CHT 19981130 19981222 090434 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Institutional Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $33,707 - a 237.07% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $51,835 - a 418.35% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $23,766 - a 137.66% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $38,638 - a 286.38% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FUND TALK: THE MANAGERS' OVERVIEW

MARKET RECAP
The year-long inclination for
volatility continued in the U.S.
financial markets, as demonstrated
by unfolding events during the
12-month period ending November
30, 1998. The resurgent Dow Jones
Industrial Average - an index of
30 blue-chip stocks - rallied to a
record 9374.27 on November 23,
1998, eclipsing its previous
highwater mark set in July. For the
12-month period ending November
30, 1998, the Dow returned
18.56%. The large-cap weighted
Standard & Poor's 500 Index
returned 23.66% during the same
period. Meanwhile, small-cap stocks
continued to struggle, with the
Russell 2000 showing a one-year
return of -6.62%. The
taxable-bond market, which had
benefited from a flight to safety
from the bearish equity markets
during the summer and early fall,
saw investors turn back to stocks as
the equity market rallied late in the
period. The Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned 9.45%
during the period. The yield on the
benchmark 30-year Treasury fell to
5.07% - one of its lowest levels in
30 years - due in part to the three
interest-rate cuts made late in the
period by the Federal Reserve
Board. These cuts were designed
to stem the tide of a slowing U.S.
economy, and helped spark the
equity market rally.

(PHOTO OF JOHN AVERY)
(PHOTO OF KEVIN GRANT)
An interview with John Avery (left), Lead Portfolio Manager of Fidelity Advisor Balanced Fund, and Kevin Grant, manager for fixed-income investments
Q. HOW DID THE FUND PERFORM, JOHN?
J.A. For the 12 months that ended October 31, 1998, the fund's Institutional Class shares returned 13.45%. By comparison, the balanced funds average tracked by Lipper Analytical Services returned 9.13% over the same period. Given the mix of equities and fixed-income securities owned by the fund, its returns typically fall somewhere between those of its two benchmark indexes - the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. Those two indexes had 12-month returns of 21.99% and 9.34%, respectively. Shareholders should be aware that the fund's year-end has changed to November 30. For the 12 months that ended November 30, 1998, the fund's Institutional Class shares returned 14.70%. The respective returns for the balanced funds average, S&P 500 and Lehman Brothers Index over the same period were 11.31%, 23.66% and 9.45%, respectively.
Q. WHAT FACTORS ENABLED THE FUND TO OUTPERFORM THE LIPPER AVERAGE IN SUCH A VOLATILE INVESTMENT ENVIRONMENT?
J.A. The period was one of the most challenging we've seen in quite a while due to the extreme volatility in the U.S. equity and bond markets in the late summer and early fall. However, the fund's emphasis on the stocks of large companies with strong management, dominant market share and consistent earnings growth helped to shield it somewhat during the market's plunge. That emphasis also helped many of the fund's holdings recover quickly during October and November, when the stock market staged a vigorous rally.
Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE DURING THE PERIOD COVERED BY THE REPORT?
J.A. Freddie Mac was one of the top contributors. Lower mortgage rates spurred a fresh wave of refinancing, providing the company with a steady supply of mortgages to buy and resell. In addition, Freddie Mac's business is focused solely on the U.S., which attracted investors looking to minimize their exposure to emerging markets. The stock of Pitney Bowes - a manufacturer of postage meters - also helped performance. Investors were attracted to the earnings growth expected from the multi-year, nationwide changeover now underway from mechanical to electronic postage meters.
Q. WHAT STOCKS DETRACTED FROM THE FUND'S PERFORMANCE?
J.A. Citicorp was the biggest detractor. The company suffered huge trading losses from its investments in Russia and Asia. Another lackluster performer was Alcatel, a French telecommunications company that saw much of its business in emerging markets dry up when those economies contracted.
Q. TURNING TO YOU, KEVIN, HOW DID THE DRAMATIC EVENTS OF THE LATE SUMMER AND EARLY FALL AFFECT THE FUND'S BOND SUBPORTFOLIO?
K.G. The Russian currency devaluation and default on the country's debt forced many hedge funds to sell their corporate bonds and mortgage securities. At the same time, investors flocked to U.S. Treasury bonds because of their reputation for safety. As a result, the spread, or difference, between the yields of Treasuries and other fixed income securities widened, as Treasury-bond yields dropped to levels not seen in more than 30 years and the prices of Treasuries soared. The fund's bond subportfolio contains primarily high-quality corporate bonds and mortgage securities, so it was hurt by these developments. However, the fallout from overseas events appeared to have run its course by the end of September, and I took advantage of the opportunity to upgrade the fund's holdings of corporate and mortgage issues. This should benefit the fund over the long term.
Q. JOHN, THE FUND'S FISCAL YEAR-END HAS BEEN CHANGED FROM OCTOBER 31 TO NOVEMBER 30. CAN YOU RECAP HOW THE FUND WAS AFFECTED BY MARKET EVENTS IN NOVEMBER?
J.A. The fund's stock and bond subportfolios both did well in November. U.S. stocks extended their rally off the October lows, as both the Dow Jones Industrial Average and the S&P 500 slightly exceeded their previous all-time highs at the end of November. The large-cap issues on which the fund concentrates continued to do well, with health care and technology being two stellar sectors for the fund. In the bond market, greater investor demand for high-yield issues resulted in that portion of the fund's bond subportfolio performing well.
Q. WHAT'S YOUR OUTLOOK, JOHN?
J.A. Earnings growth is still the key area of concern for stock investors, as it becomes clearer that the United States economy is slowing. If we get slower economic growth without an actual recession, the environment for stocks could still be favorable. By lowering short-term interest rates in September, October and November, the Federal Reserve Board demonstrated that it is serious about trying to prevent a recession in the U.S. Therefore, I am relatively optimistic about the stocks in the fund's portfolio, especially in light of the stock selection criteria I mentioned earlier.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(CHECKMARK)
FUND FACTS
GOAL: both income and growth
of capital by investing in a
diversified portfolio of equity
and fixed-income securities
START DATE: January 6, 1987
SIZE: as of November 30,
1998, more than $3.1
billion
MANAGERS: John Avery, since
1998, and Kevin Grant,
since 1996; John Avery
joined Fidelity in 1995;
Kevin Grant joined Fidelity in
1993

JOHN AVERY ON INVESTING IN
LARGE COMPANIES:
"I like investing in the stocks of
large companies, and you'll see
that preference reflected in the
fund's holdings. Large companies
tend to have dominant market
positions - they tend to rank first
or second in sales and earnings in
their particular industries.
"Having the biggest market share
does two things. First, it enables
a company to take advantage of
economies of scale in providing
its goods or services. That is,
those firms that produce the
largest quantities of something
can typically do so at the lowest
cost, and therefore can sell their
products profitably at a lower
price than their smaller
competitors. That's especially
important in an economic
environment like the current one,
where there's minimal inflation
and therefore less opportunity to
raise prices.
"As low-cost producers, large
companies also have advantages
that enable them to grow their
businesses more effectively. Their
higher return on investment and
greater cash flow allow them to
spend more on research and
development, insuring a healthy
pipeline of new products. More
cash also permits the required
expenditures for advertising and
promotion that are so crucial to
maintaining sales and earnings
growth."

INVESTMENT CHANGES


TOP FIVE STOCKS AS OF NOVEMBER 30, 1998

                                               % OF FUND'S INVESTMENTS AS OF

                                               NOVEMBER 30, 1998              OCTOBER 31, 1998  APRIL 30, 1998

Pitney Bowes, Inc.                              2.0                            2.1               1.8

Freddie Mac                                     1.9                            1.9               1.5

General Electric Co.                            1.8                            1.9               2.0

MCI WorldCom, Inc.                              1.8                            1.8               1.3

Wells Fargo & Co.                               1.5                            1.0               1.0

TOP FIVE BOND ISSUERS AS OF NOVEMBER 30, 1998

(WITH MATURITIES MORE THAN ONE YEAR)           % OF FUND'S INVESTMENTS AS OF

                                               NOVEMBER 30, 1998              OCTOBER 31, 1998  APRIL 30, 1998

Fannie Mae                                      7.9                            8.7               9.3

U.S. Treasury                                   2.1                            2.2               1.0

Government National Mortgage Association        1.7                            1.8               2.0

Time Warner, Inc.                               0.6                            0.7               0.7

Lockheed Martin Corp.                           0.5                            0.5               0.5

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30,
1998

                                               % OF FUND'S INVESTMENTS AS OF

                                               NOVEMBER 30, 1998              OCTOBER 31, 1998  APRIL 30, 1998

FINANCE                                         18.0                           17.8              22.8

UTILITIES                                       10.3                           9.8               9.7

TECHNOLOGY                                      7.7                            7.5               5.9

HEALTH                                          6.9                            6.6               8.1

ENERGY                                          5.8                            6.1               6.3


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF NOVEMBER 30, 1998 *
Row: 1, Col: 1, Value: 58.5
Row: 1, Col: 2, Value: 31.8
Row: 1, Col: 3, Value: 1.7
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 6.5
Stocks 60.9%
Bonds 31.8%
Convertible
securities 0.7%
Certificates of
deposit 0.1%
Short-term
investments 6.5%
*FOREIGN
INVESTMENTS 7.0%

AS OF OCTOBER 31, 1998 **
Row: 1, Col: 1, Value: 57.7
Row: 1, Col: 2, Value: 32.7
Row: 1, Col: 3, Value: 1.7
Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 5, Value: 6.9
Stocks 59.6%
Bonds 32.7%
Convertible
securities 0.7%
Certificates of
deposit 0.1%
Short-term
investments 6.9%
**FOREIGN
INVESTMENTS 6.5%

AS OF APRIL 30, 1998 ***
Row: 1, Col: 1, Value: 62.6
Row: 1, Col: 2, Value: 31.9
Row: 1, Col: 3, Value: 2.2
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 1.8
Stocks 65.0%
Bonds 33.3%
Convertible
securities 1.2%
Certificates of
deposit 0.1%
Short-term
investments 0.4%
***FOREIGN
INVESTMENTS 8.7%

INVESTMENTS NOVEMBER 30, 1998
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 59.7%

                                                SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.7%

AEROSPACE & DEFENSE - 1.5%

Harsco Corp.                                     248,900                $ 8,058

Lockheed Martin Corp.                            122,000                 12,658

Textron, Inc.                                    368,400                 28,620

                                                                         49,336

DEFENSE ELECTRONICS - 0.7%

Raytheon Co. Class B                             385,800                 21,364

SHIP BUILDING & REPAIR - 0.5%

General Dynamics Corp.                           277,400                 16,107

TOTAL AEROSPACE & DEFENSE                                                86,807

BASIC INDUSTRIES - 3.0%

CHEMICALS & PLASTICS - 2.3%

Dow Chemical Co.                                 68,300                  6,651

du Pont (E.I.) de Nemours & Co.                  81,500                  4,788

Hanna (M.A.) Co.                                 247,300                 3,478

Hoechst AG                                       287,600                 12,309

ICI (Imperial Chemical Industries) PLC Class     705,600                 6,681
L

Lyondell Petrochemical Co.                       269,800                 5,025

Monsanto Co.                                     359,600                 16,294

Potash Corp. of Saskatchewan                     136,600                 8,376

Praxair, Inc.                                    148,200                 5,659

Solutia, Inc.                                    246,600                 5,518

                                                                         74,779

METALS & MINING - 0.5%

Aluminum Co. of America                          219,900                 16,300

PAPER & FOREST PRODUCTS - 0.2%

Willamette Industries, Inc.                      121,700                 4,252

TOTAL BASIC INDUSTRIES                                                   95,331

CONSTRUCTION & REAL ESTATE - 1.4%

BUILDING MATERIALS - 0.3%

Masco Corp.                                      347,400                 10,031

REAL ESTATE - 0.2%

Stewart Enterprises, Inc. Class A                292,800                 6,533

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - 0.9%

Boston Properties, Inc.                          186,300                $ 5,880

Equity Residential Properties Trust (SBI)        232,800                 9,850

Public Storage, Inc.                             192,900                 5,124

Starwood Hotels & Resorts Trust                  205,200                 6,233

                                                                         27,087

TOTAL CONSTRUCTION & REAL ESTATE                                         43,651

DURABLES - 0.7%

AUTOS, TIRES, & ACCESSORIES - 0.2%

Ford Motor Co.                                   130,400                 7,205

HOME FURNISHINGS - 0.5%

Leggett & Platt, Inc.                            747,300                 16,954

TOTAL DURABLES                                                           24,159

ENERGY - 5.4%

OIL & GAS - 5.4%

British Petroleum Co. PLC                        3,036,730               46,626

Chevron Corp.                                    192,800                 16,123

Elf Aquitaine SA sponsored ADR                   221,600                 13,795

Exxon Corp.                                      328,000                 24,621

Texaco, Inc.                                     354,900                 20,429

Total SA:

Class B                                          212,000                 25,917

sponsored ADR                                    53,800                  3,289

USX-Marathon Group                               814,200                 23,103

                                                                         173,903

FINANCE - 13.1%

BANKS - 5.1%

Bank of New York Co., Inc.                       1,222,600               41,874

Bank One Corp.                                   381,460                 19,574

BankAmerica Corp.                                151,188                 9,856

U.S. Bancorp                                     1,262,700               46,483

Wells Fargo & Co.                                1,330,100               47,884

                                                                         165,671

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 2.4%

American Express Co.                             313,500                $ 31,370

Associates First Capital Corp.                   336,269                 26,187

Citigroup, Inc.                                  359,900                 18,062

Olympic Financial Ltd. warrants 3/15/07 (a)      46                      0

                                                                         75,619

FEDERAL SPONSORED CREDIT - 3.0%

Fannie Mae                                       469,500                 34,156

Freddie Mac                                      1,007,100               60,930

                                                                         95,086

INSURANCE - 2.6%

Allstate Corp.                                   257,000                 10,473

American International Group, Inc.               420,100                 39,489

Aon Corp.                                        229,200                 13,208

Hartford Financial Services Group, Inc.          394,800                 21,788

                                                                         84,958

TOTAL FINANCE                                                            421,334

HEALTH - 6.7%

DRUGS & PHARMACEUTICALS - 5.9%

American Home Products Corp.                     534,300                 28,451

Bristol-Myers Squibb Co.                         253,540                 31,074

Elan Corp. PLC ADR (a)                           249,300                 16,984

Lilly (Eli) & Co.                                199,400                 17,884

Merck & Co., Inc.                                204,200                 31,625

Schering-Plough Corp.                            257,300                 27,370

Sigma-Aldrich Corp.                              199,200                 6,399

Warner-Lambert Co.                               399,900                 30,192

                                                                         189,979

MEDICAL EQUIPMENT & SUPPLIES - 0.8%

Johnson & Johnson                                208,800                 16,965

McKesson Corp.                                   143,300                 10,201

                                                                         27,166

TOTAL HEALTH                                                             217,145

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY & EQUIPMENT - 4.4%

ELECTRICAL EQUIPMENT - 2.2%

Emerson Electric Co.                             196,300                $ 12,760

General Electric Co.                             654,400                 59,223

Loral Space & Communications Ltd. (a)            300                     6

                                                                         71,989

INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%

Caterpillar, Inc.                                147,100                 7,272

Tyco International Ltd.                          704,378                 46,357

                                                                         53,629

POLLUTION CONTROL - 0.5%

Waste Management, Inc.                           387,500                 16,614

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                   142,232

MEDIA & LEISURE - 2.0%

BROADCASTING - 1.6%

Benedek Communications Corp. warrants 7/1/07     10,500                  21
(a)

CBS Corp.                                        294,500                 8,780

CS Wireless Systems, Inc. (a)(e)                 109                     0

Loral Orion Network Systems, Inc.:

warrants 1/15/07 (CV ratio .47) (a)              6,760                   57

warrants 1/15/07 (CV ratio .6) (a)               1,445                   16

NTL, Inc. warrants 12/31/08 (a)                  2,137                   32

Orbital Imaging Corp. warrants 3/1/05 (a)(e)     120                     1

Tele-Communications, Inc. (TCI Group) Series     294,600                 12,447
A (a)

Teletrac Holdings, Inc. warrants 8/1/07 (a)      380                     0

Time Warner, Inc.                                300,328                 31,760

UIH Australia/Pacific, Inc. warrants 5/15/06     4,430                   13
(a)

                                                                         53,127

LODGING & GAMING - 0.0%

Aladdin Gaming Enterprises, Inc. warrants        7,100                   0
3/1/10 (a)(e)

PUBLISHING - 0.4%

McGraw-Hill Companies, Inc.                      140,600                 12,584

TOTAL MEDIA & LEISURE                                                    65,711

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - 3.6%

AGRICULTURE - 0.1%

Delta & Pine Land Co.                            65,000                 $ 2,462

FOODS - 1.0%

Heinz (H.J.) Co.                                 282,100                 16,450

Sara Lee Corp.                                   284,100                 16,584

                                                                         33,034

HOUSEHOLD PRODUCTS - 1.1%

Procter & Gamble Co.                             200,000                 17,525

Renaissance Cosmetics, Inc. warrants 8/31/06     2,250                   0
(a)(e)

Unilever NV (NY shares)                          220,700                 17,063

                                                                         34,588

TOBACCO - 1.4%

Philip Morris Companies, Inc.                    840,900                 47,038

TOTAL NONDURABLES                                                        117,122

RETAIL & WHOLESALE - 1.8%

APPAREL STORES - 0.2%

Mothers Work, Inc. (a)(g)                        70                      1

TJX Companies, Inc.                              259,109                 6,640

                                                                         6,641

DRUG STORES - 0.7%

CVS Corp.                                        147,800                 7,298

Rite Aid Corp.                                   320,400                 14,859

                                                                         22,157

GENERAL MERCHANDISE STORES - 0.9%

Wal-Mart Stores, Inc.                            378,200                 28,483

TOTAL RETAIL & WHOLESALE                                                 57,281

SERVICES - 1.0%

PRINTING - 0.5%

Donnelley (R.R.) & Sons Co.                      406,600                 17,255

SERVICES - 0.5%

Modis Professional Services, Inc. (a)            195,400                 2,333

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Service Corp. International                      238,200                $ 8,903

ServiceMaster Co.                                169,500                 3,644

                                                                         14,880

TOTAL SERVICES                                                           32,135

TECHNOLOGY - 6.9%

COMPUTER SERVICES & SOFTWARE - 1.0%

Concentric Network Corp. warrants 12/15/07       420                     50
(a)(e)

Microsoft Corp. (a)                              279,700                 34,123

                                                                         34,173

COMPUTERS & OFFICE EQUIPMENT - 3.5%

Compaq Computer Corp.                            291,900                 9,487

International Business Machines Corp.            179,700                 29,651

Pitney Bowes, Inc.                               1,145,300               64,137

Xerox Corp.                                      96,900                  10,417

                                                                         113,692

ELECTRONICS - 2.4%

AMP, Inc.                                        260,716                 12,612

Intel Corp.                                      213,700                 22,999

Motorola, Inc.                                   395,500                 24,521

Texas Instruments, Inc.                          209,900                 16,031

                                                                         76,163

TOTAL TECHNOLOGY                                                         224,028

UTILITIES - 7.0%

CELLULAR - 0.0%

American Mobile Satellite Corp. warrants         310                     2
4/1/08 (a)

McCaw International Ltd. warrants 4/15/07        6,190                   31
(a)(e)

Microcell Telecommunications, Inc. warrants      21,520                  277
6/1/06 (a)(e)

                                                                         310

ELECTRIC UTILITY - 1.0%

CMS Energy Corp.                                 290,500                 14,162

Duke Energy Corp.                                195,200                 12,212

PG&E Corp.                                       198,600                 6,144

                                                                         32,518

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 6.0%

ALLTEL Corp.                                     384,500                $ 20,379

AT&T Corp.                                       370,900                 23,112

Bell Atlantic Corp.                              294,500                 16,382

Covad Communications Group, Inc. warrants        1,340                   13
3/15/98 (a)(e)

DTI Holdings, Inc. warrants 3/1/08 (a)(e)        4,000                   0

Firstworld Communications, Inc. warrants         510                     5
4/15/08 (a)

GTE Corp.                                        399,000                 24,738

KMC Telecom Holdings, Inc. warrants 2/15/08      610                     2
(a)

MCI WorldCom, Inc. (a)                           998,313                 58,900

Pathnet, Inc. warrants 4/15/08 (a)(e)            450                     5

Rhythms Netconnections, Inc. warrants            4,940                   37
5/15/08 (a)(e)

SBC Communications, Inc.                         631,000                 30,249

Sprint Corp.                                     247,400                 17,998

Sprint Corp. (a)                                 900                     14

                                                                         191,834

TOTAL UTILITIES                                                          224,662

TOTAL COMMON STOCKS                                                      1,925,501

PREFERRED STOCKS - 1.7%



CONVERTIBLE PREFERRED STOCKS - 0.5%

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.2%

Monsanto Co. $1.625 ACES (a)                     113,800                 5,149

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES - 0.0%

Republic Industries, Inc. $1.55 ACES             74,000                  1,300

INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%

ELECTRICAL EQUIPMENT - 0.2%

Loral Space & Communications Ltd. Series C,      85,000                  4,548
$3.00 (e)

PREFERRED STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS - CONTINUED

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Host Marriott Financial Trust $3.375 QUIPS       85,000                 $ 3,745
(e)

TOTAL CONVERTIBLE PREFERRED STOCKS                                       14,742

NONCONVERTIBLE PREFERRED STOCKS - 1.2%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Fresenius Medical Care Capital Trust II          1,861                   1,858
7.875%

INSURANCE - 0.0%

American Annuity Group Capital Trust II 8.75%    1,000                   898

TOTAL FINANCE                                                            2,756

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.3%

Adelphia Communications Corp. $13.00             5,170                   597

Citadel Broadcasting Co. Series B, 13.25%        6,120                   730
pay-in-kind

CSC Holdings, Inc. Series H, 11.75%              8,525                   985
pay-in-kind (a)

CSC Holdings, Inc. 11.125% pay-in-kind           38,541                  4,336

Echostar Communications Corp. 12.125%            1,301                   1,431
pay-in-kind

Granite Broadcasting Corp. 12.75% pay-in-kind    891                     820

                                                                         8,899

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

8.625%                                           7,700                   747

Series D, $10.00                                 28,400                  2,876

                                                                         3,623

TOTAL MEDIA & LEISURE                                                    12,522

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Renaissance Cosmetics, Inc. 14% pay-in-kind      2,871                   4

PREFERRED STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications, Inc. 13.5%            4,448                  $ 4,581
pay-in-kind (a)

COMPUTER SERVICES & SOFTWARE - 0.0%

Concentric Network Corp. 13.5% pay-in-kind       435                     370

TOTAL TECHNOLOGY                                                         4,951

UTILITIES - 0.6%

CELLULAR - 0.2%

Nextel Communications, Inc. 11.125%              3,557                   3,308
pay-in-kind

Nextel Communications, Inc. Series D, 13%        2,720                   2,897
pay-in-kind

                                                                         6,205

TELEPHONE SERVICES - 0.4%

e.spire Communications, Inc.:

12.75% pay-in-kind                               1,004                   653

14.75% pay-in-kind                               301                     241

Hyperion Telecommunication, Inc. 12.875%         1,467                   1,218
pay-in-kind

ICG Holdings, Inc.:

14% pay-in-kind (a)                              476                     469

14.25% pay-in-kind                               2,300                   2,346

IXC Communications, Inc. 12.5% pay-in-kind       576                     600

NEXTLINK Communications, Inc. 14% pay-in-kind    109,736                 5,871

Viatel, Inc. 10% (a)(e)                          164                     16

WinStar Communications, Inc. 14.25% (a)          608                     529

                                                                         11,943

TOTAL UTILITIES                                                          18,148

TOTAL NONCONVERTIBLE PREFERRED STOCKS                                    38,381

TOTAL PREFERRED STOCKS                                                   53,123



CORPORATE BONDS - 16.6%

                      MOODY'S RATINGS (UNAUDITED) (h)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.2%

INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%

POLLUTION CONTROL - 0.1%

WMX Technologies, Inc. 2% 1/24/05                Ba1       $ 4,340                            $ 4,042

TECHNOLOGY - 0.1%

COMPUTERS & OFFICE EQUIPMENT - 0.1%

Unisys Corp. 8.25% 3/15/06                       B          800                                3,316

TOTAL CONVERTIBLE BONDS                                                                        7,358

NONCONVERTIBLE BONDS - 16.4%

AEROSPACE & DEFENSE - 0.8%

AEROSPACE & DEFENSE - 0.5%

BE Aerospace, Inc. 9.5% 11/1/08 (e)              B1         330                                348

Lockheed Martin Corp. 7.2% 5/1/36                A3         15,000                             15,967

                                                                                               16,315

DEFENSE ELECTRONICS - 0.3%

Raytheon Co. 6.45% 8/15/02                       Baa1       8,000                              8,168

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding, Inc. 9.25% 12/1/06    B1         450                                476

TOTAL AEROSPACE & DEFENSE                                                                      24,959

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.1%

Atlantis Group, Inc. 11% 2/15/03                 B2         40                                 41

Huntsman Corp.:

9.5% 7/1/07 (e)                                  B2         2,470                              2,470

9.5% 7/1/07 (e)                                  -          510                                510

Koppers Industries, Inc. 9.875% 12/1/07          B2         740                                725

                                                                                               3,746

IRON & STEEL - 0.0%

GS Technologies Operating, Inc. 12.25%           B2         620                                434
10/1/05

WHX Corp. 10.5% 4/15/05                          B3         790                                754

                                                                                               1,188

CORPORATE BONDS - CONTINUED

                    MOODY'S RATINGS (UNAUDITED) (h)         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.1%

Doe Run Resources Corp.:

11.25% 3/15/05                                   B3        $ 230                              $ 166

11.6963% 3/15/03 (e)(f)                          B3         300                                216

Interlake Corp. 12.125% 3/1/02                   B3         1,780                              1,780

Kaiser Aluminum & Chemical Corp.:

Series B, 10.875% 10/15/06                       B1         30                                 31

Series D, 10.875% 10/15/06                       B1         300                                309

12.75% 2/1/03                                    B2         640                                640

                                                                                               3,142

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc.:

7.15% 5/15/05                                    Ba1        2,800                              2,811

7.35% 5/15/08                                    Ba1        2,600                              2,602

7.8% 5/15/18                                     Ba1        3,200                              3,203

                                                                                               8,616

PAPER & FOREST PRODUCTS - 0.2%

Ainsworth Lumber Co. Ltd. 12.5% 7/15/07          B3         190                                188
pay-in-kind

APP Finance II Mauritius Ltd. 12% 3/15/04        Caa        2,265                              1,359

Container Corp. of America gtd. 9.75% 4/1/03     B2         110                                111

Doman Industries Ltd. yankee 8.75% 3/15/04       B1         570                                485

Indah Kiat Finance Mauritius Ltd. 10% 7/1/07     Caa1       380                                247

Mail-Well Corp. 10.5% 2/15/04                    B+         190                                196

Malette, Inc. yankee 12.25% 7/15/04              Ba3        1,010                              1,088

Millar Western Forest Products Ltd. 9.875%       B3         1,310                              1,048
5/15/08

Pindo Deli Finance Mauritius Ltd. 10.25%         Caa1       330                                201
10/1/02

Stone Container Corp.:

10.75% 10/1/02                                   B1         650                                679

12.58% 8/1/16 (f)                                B2         111                                119

Tembec Finance Corp. yankee 9.875% 9/30/05       Ba3        480                                514

Tjiwi Kimia Finance Mauritius Ltd. 10% 8/1/04    Ba3        610                                390

                                                                                               6,625

TOTAL BASIC INDUSTRIES                                                                         23,317

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

CONSTRUCTION & REAL ESTATE - 0.3%

BUILDING MATERIALS - 0.1%

American Standard Cos., Inc.:

7.375% 2/1/08                                    Ba3       $ 1,380                            $ 1,390

7.625% 2/15/10                                   Ba3        120                                122

Schuff Steel Co. 10.5% 6/1/08                    B3         130                                114

                                                                                               1,626

CONSTRUCTION - 0.0%

Great Lakes Dredge & Dock Corp. 11.25%           B3         730                                741
8/15/08 (e)

REAL ESTATE - 0.1%

LNR Property Corp. 9.375% 3/15/08                B1         2,820                              2,679

REAL ESTATE INVESTMENT TRUSTS - 0.1%

CenterPoint Properties Trust 6.75% 4/1/05        Baa2       1,190                              1,125

EOP Operating LP:

6.625% 2/15/05                                   Baa1       1,250                              1,227

6.75% 2/15/08                                    Baa1       2,310                              2,266

                                                                                               4,618

TOTAL CONSTRUCTION & REAL ESTATE                                                               9,664

DURABLES - 0.4%

AUTOS, TIRES, & ACCESSORIES - 0.1%

Blue Bird Body Co. 10.75% 11/15/06               B2         290                                299

Breed Technologies, Inc. 9.25% 4/15/08 (e)       B3         1,150                              989

Federal-Mogul Corp. 7.875% 7/1/10                Ba2        200                                197

Morris Material Handling, Inc. 9.5% 4/1/08       B2         1,090                              828

                                                                                               2,313

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co. 9.625% 5/1/08      B3         620                                422

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5% 6/15/07                B3         290                                276

TEXTILES & APPAREL - 0.3%

Cluett American Corp. 10.125% 5/15/08 (e)        B3         390                                371

Levi Strauss & Co. 6.8% 11/1/03 (e)              Baa3       5,560                              5,533

Polymer Group, Inc. 9% 7/1/07                    B2         1,540                              1,532

Synthetic Industries, Inc. 9.25% 2/15/07         B2         990                                1,020

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

WestPoint Stevens, Inc. 7.875% 6/15/08           Ba3       $ 1,060                            $ 1,093

Worldtex, Inc. 9.625% 12/15/07                   B1         825                                734

                                                                                               10,283

TOTAL DURABLES                                                                                 13,294

ENERGY - 0.4%

COAL - 0.0%

P&L Coal Holdings Corp. 9.625% 5/15/08           B2         1,630                              1,663

ENERGY SERVICES - 0.1%

Bayard Drilling Technologies, Inc. 11%           B2         190                                211
6/30/05

DI Industries, Inc. 8.875% 7/1/07                B1         250                                198

Grey Wolf, Inc. 8.875% 7/1/07                    B1         760                                600

Ocean Rig Norway AS 10.25% 6/1/08                B3         580                                516

Pool Energy Services Co. 8.625% 4/1/08           B2         810                                770

Pride International, Inc. 9.375% 5/1/07          Ba3        410                                402

                                                                                               2,697

OIL & GAS - 0.3%

Canadian Forest Oil Ltd. 8.75% 9/15/07           B2         570                                547

Chesapeake Energy Corp. 9.625% 5/1/05            B1         290                                262

Cross Timbers Oil Co. 9.25% 4/1/07               B2         50                                 49

Flores & Rucks, Inc. 9.75% 10/1/06               B1         680                                731

Great Lakes Carbon Corp. 10.25% 5/15/08          B3         1,560                              1,576
pay-in-kind

Hurricane Hydrocarbons Ltd. 11.75% 11/1/04       B3         370                                185
(e)

Occidental Petroleum Corp. 6.39% 11/9/00         Baa3       1,000                              1,010

Ocean Energy, Inc. 8.375% 7/1/08                 B1         640                                653

Petroleum Geo-Services ASA 7.125% 3/30/28        Baa3       3,910                              3,687

Plains Resources, Inc.:

Series D, 10.25% 3/15/06                         B2         230                                237

10.25% 3/15/06                                   B2         630                                649

CORPORATE BONDS - CONTINUED

                    MOODY'S RATINGS (UNAUDITED) (h)          PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Seven Seas Petroleum, Inc. 12.5% 5/15/05         Caa1      $ 300                              $ 204

Southwest Royalties, Inc. 10.5% 10/15/04         Caa2       80                                 42

                                                                                               9,832

TOTAL ENERGY                                                                                   14,192

FINANCE - 4.8%

BANKS - 2.7%

ABN-Amro Bank NV, Chicago 6.625% 10/31/01        Aa3        5,000                              5,136

Bank of New York Institutional Capital Trust     A1         10,000                             10,880
A 7.78% 12/1/26 (e)

BankAmerica Corp. 10% 2/1/03                     Aa3        350                                405

BanPonce Corp. 5.75% 3/1/99                      A3         880                                881

BanPonce Financial Corp.:

6.69% 9/21/00                                    A3         2,250                              2,274

6.75% 8/9/01                                     A3         3,850                              3,889

6.88% 6/16/00                                    A3         2,500                              2,535

Barclays Bank PLC yankee:

5.875% 7/15/00                                   A1         4,500                              4,519

5.95% 7/15/01                                    A1         5,500                              5,547

Capital One Bank:

6.375% 2/15/03                                   Baa3       2,700                              2,700

6.42% 11/12/99                                   Baa3       5,000                              4,989

Capital One Financial Corp. 7.125% 8/1/08        Ba1        2,550                              2,436

Central Fidelity Banks, Inc. 8.15% 11/15/02      A1         9,045                              9,875

First Chicago NBD Institutional Capital B        A1         6,000                              6,427
7.75% 12/1/26 (e)

First Tennessee National Corp. 6.75% 11/15/05    Baa1       720                                759

Kansallis-Osake-Pankki, New York 10% 5/1/02      A3         710                                800

MBNA Corp.:

6.34% 6/2/03                                     Baa2       850                                825

6.875% 11/15/02                                  Baa2       3,700                              3,855

NB Capital Trust IV 8.25% 4/15/27                Aa2        3,315                              3,773

Provident Bank 6.125% 12/15/00                   A3         3,420                              3,438

Summit Bancorp 8.625% 12/10/02                   BBB+       1,250                              1,380

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

Union Planters Corp. 6.75% 11/1/05               Baa2      $ 400                              $ 417

Wachovia Corp. 6.605% 10/1/25                    A1         7,550                              7,887

                                                                                               85,627

CREDIT & OTHER FINANCE - 1.7%

Ahmanson Capital Trust I 8.36% 12/1/26 (e)       A3         2,700                              3,056

Anthony Crane Rentals LP/Anthony Credit          B3         410                                400
Capital Corp. 10.375% 8/1/08 (e)

Arcadia Financial Ltd. 11.5% 3/15/07             B2         540                                405

Associates Corp. of North America 6% 4/15/03     Aa3        2,450                              2,498

AT&T Capital Corp.:

6.25% 5/15/01                                    Baa3       6,560                              6,489

6.41% 8/13/99                                    Baa3       1,000                              1,007

7.5% 11/15/00                                    Baa3       3,940                              3,978

BankBoston Capital Trust II 7.75% 12/15/26       A2         8,000                              8,228

ContiFinancial Corp. 8.125% 4/1/08               B1         210                                160

Delta Financial Corp. 9.5% 8/1/04                B3         390                                308

ERP Operating LP 6.55% 11/15/01                  A3         850                                847

First Security Capital I 8.41% 12/15/26          A3         1,280                              1,422

First Union Institutional Capital I 8.04%        BBB+       2,300                              2,499
12/1/26

Fleet Capital Trust II 7.92% 12/11/26            A2         600                                657

General Electric Capital Corp. 6.94% 4/13/09     Aaa        4,700                              4,725
(d)

GS Escrow Corp. 7.125% 8/1/05 (e)                Ba1        4,500                              4,398

Imperial Credit Capital Trust I 10.25%           B2         510                                383
6/14/02

Imperial Credit Industries 9.875% 1/15/07        B2         1,500                              1,125

MCN Investment Corp. 6.03% 2/1/01                Baa3       2,350                              2,378

Morgan (J.P.) Capital Trust II 7.95% 2/1/27      Aa3        2,230                              2,458

Nordstrom Credit, Inc. 7.25% 4/30/02             A2         3,100                              3,260

Ocwen Capital Trust 10.875% 8/1/27               B2         515                                402

Olympic Financial Ltd. 11.5% 3/15/07             B2         540                                405

ORBCOMM Global L.P./ORBCOMM Capital Co. 14%      B3         30                                 30
8/15/04

Sprint Capital Corp. 5.7% 11/15/03               Baa1       1,910                              1,908

Time Warner Telecom LLC/Time Warner Telecom,     B2         370                                390
Inc. 9.75% 7/15/08

                                                                                               53,816

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

INSURANCE - 0.4%

SunAmerica, Inc. 6.2% 10/31/99                   Baa1      $ 13,750                           $ 13,845

SAVINGS & LOANS - 0.0%

Long Island Savings Bank FSB 6.2% 4/2/01         Baa3       1,700                              1,687

TOTAL FINANCE                                                                                  154,975

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES - 0.0%

Graham-Field Health Products, Inc. 9.75%         Caa1       280                                165
8/15/07

Wright Medical Technology, Inc. 11.75%           Caa3       1,191                              774
7/1/00 (f)

                                                                                               939

MEDICAL FACILITIES MANAGEMENT - 0.2%

Fountain View, Inc. 11.25% 4/15/08               Caa1       570                                496

Harborside Healthcare Corp. 0% 8/1/08 (c)(e)     B3         585                                295

Oxford Health Plans, Inc. 11% 5/15/05 (e)        Caa1       1,080                              1,004

Tenet Healthcare Corp.:

8% 1/15/05                                       Ba1        620                                642

8.125% 12/1/08 (e)                               Ba3        3,220                              3,317

                                                                                               5,754

TOTAL HEALTH                                                                                   6,693

INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.1%

Advanced Lighting Technologies, Inc. 8%          B2         390                                355
3/15/08 (e)

Motors & Gears, Inc. 10.75% 11/15/06             B3         2,310                              2,379

Telex Communications, Inc. 10.5% 5/1/07          B2         550                                443

                                                                                               3,177

INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%

Continental Global Group, Inc. 11% 4/1/07        B2         410                                353

Thermadyne Holdings Corp. 0% 6/1/08 (c)          Caa1       1,080                              518

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

Thermadyne Manufacturing LLC 9.875% 6/1/08       B3        $ 940                              $ 902

Tyco International Group SA yankee 6.125%        Baa1       4,000                              4,052
6/15/01

                                                                                               5,825

POLLUTION CONTROL - 0.0%

Envirosource, Inc. 9.75% 6/15/03                 B3         660                                607

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                         9,609

MEDIA & LEISURE - 2.8%

BROADCASTING - 2.0%

ACME Television LLC/ACME Financial Corp. 0%      B3         970                                774
9/30/04 (c)

Adelphia Communications Corp.:

9.5% 2/15/04 pay-in-kind                         B2         1,060                              1,080

9.875% 3/1/05                                    B2         2,235                              2,419

9.875% 3/1/07                                    B2         720                                787

American Mobile Satellite Corp. 12.25% 4/1/08    -          310                                203

Ascent Entertainment Group, Inc. 0% 12/15/04     B3         2,680                              1,608
(c)

CapStar Broadcasting Partners, Inc. 0%           B3         270                                221
2/1/09 (c)

CBS Radio, Inc. 11.375% 1/15/09 pay-in-kind      -          2,471                              2,867

Chancellor Media Corp.:

8% 11/1/08 (e)                                   Ba2        840                                861

9% 10/1/08 (e)                                   B1         260                                275

Classic Communications, Inc. 0% 8/1/09 unit      Caa1       110                                67
(c)(e)

Clear Channel Communications, Inc. 7.25%         Baa3       4,200                              4,261
10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                                     Baa3       325                                363

9% 9/1/08                                        Baa3       2,510                              2,951

International Cabletel, Inc. 0% 2/1/06 (c)       B3         2,120                              1,749

Iridium Operating LLC/Iridium Capital Corp.:

10.875% 7/15/05                                  B3         2,500                              2,100

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Iridium Operating LLC/Iridium Capital Corp.:
- continued

11.25% 7/15/05                                   B3        $ 1,040                            $ 884

Metromedia Fiber Network, Inc.  10% 11/15/08     B2         930                                964
(e)

NTL, Inc.:

0% 4/1/08 (c)(e)                                 B3         6,180                              3,893

10% 2/15/07                                      B3         740                                766

11.5% 10/1/08                                    B3         610                                679

Olympus Communications LP/Olympus Capital        B1         1,690                              1,855
Corp. 10.625% 11/15/06

Orbital Imaging Corp. 11.625% 3/1/05             -          120                                119

Orion Network Systems, Inc.:

0% 1/15/07 (c)                                   B2         5,770                              3,577

11.25% 1/15/07                                   B2         1,275                              1,221

Renaissance Media Group LLC/Renaissance 0%       B3         400                                274
4/15/08 (c)

Rogers Cablesystems Ltd. yankee 10.125%          Ba3        170                                187
9/1/12

Satelites Mexicanos SA de CV:

9.06% 6/30/04 (e)(f)                             -          1,188                              1,093

10.125% 11/1/04 (e)                              B3         1,730                              1,453

Telewest Communications PLC  11.25% 11/1/08      B1         140                                159
(e)

Telewest PLC:

yankee 0% 10/1/07 (c)                            B1         2,985                              2,507

9.625% 10/1/06                                   B1         210                                218

Time Warner, Inc.:

6.85% 1/15/26                                    Baa3       7,120                              7,354

6.875% 6/15/18                                   Baa3       2,750                              2,884

7.75% 6/15/05                                    Baa3       8,000                              8,801

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (c)                          B2         3,780                              1,928

Series D 0% 5/15/06 (c)                          B2         430                                219

United International Holdings, Inc. 0%           B3         1,650                              949
2/15/08 (c)

                                                                                               64,570

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED) (h)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.2%

AMC Entertainment, Inc. 9.5% 3/15/09             B2        $ 1,070                            $ 1,094

Premier Parks, Inc.:

0% 4/1/08 (c)                                    B3         880                                603

9.25% 4/1/06                                     B3         70                                 73

Regal Cinemas, Inc. 9.5% 6/1/08 (e)              B3         310                                326

Viacom, Inc.:

7.75% 6/1/05                                     Baa3       750                                815

8% 7/7/06                                        Ba2        3,290                              3,405

                                                                                               6,316

LODGING & GAMING - 0.3%

Aladdin Gaming Holdings/Aladdin Capital          Caa2       710                                199
Corp. 0% 3/1/10 (c)

Circus Circus Enterprises, Inc.:

7% 11/15/36                                      Baa3       1,410                              1,304

7.625% 7/15/13                                   Ba2        330                                290

9.25% 12/1/05                                    Ba2        590                                608

HMH Properties, Inc.:

7.875% 8/1/05                                    Ba2        1,840                              1,817

7.875% 8/1/08                                    Ba2        190                                186

KSL Recreation Group, Inc. 10.25% 5/1/07         B3         380                                380

Signature Resorts, Inc.:

9.25% 5/15/06                                    B2         1,060                              986

9.75% 10/1/07                                    B3         1,590                              1,352

Station Casinos, Inc.:

8.875% 12/1/08 (e)                               B2         340                                343

10.125% 3/15/06                                  B2         510                                539

Sun International Hotels Ltd./Sun                Ba3        570                                593
International North America, Inc. yankee 9%
3/15/07

                                                                                               8,597

PUBLISHING - 0.1%

Big Flower Press Holdings, Inc. 8.875% 7/1/07    B2         2,080                              2,132

News America, Inc. 6.625% 1/9/08                 Baa3       615                                625

                                                                                               2,757

RESTAURANTS - 0.2%

AFC Enterprises, Inc. 10.25% 5/15/07             B3         1,000                              1,045

Darden Restaurants, Inc. 6.375% 2/1/06           Baa1       1,450                              1,401

Host Marriott Travel Plazas, Inc. 9.5%           Ba3        160                                165
5/15/05

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Nebraska Restaurant, Inc. 10.75% 7/15/08 (e)     B3        $ 430                              $ 443

SC International Services, Inc. Series B,        B2         470                                472
9.25% 9/1/07

Wendy's International, Inc. 6.35% 12/15/05       Baa1       5,000                              5,001

                                                                                               8,527

TOTAL MEDIA & LEISURE                                                                          90,767

NONDURABLES - 0.6%

FOODS - 0.2%

ConAgra, Inc. 7.125% 10/1/26                     Baa1       3,600                              3,729

Del Monte Corp. 12.25% 4/15/07                   Caa1       380                                431

                                                                                               4,160

HOUSEHOLD PRODUCTS - 0.1%

AKI Holding Corp. 0% 7/1/09 (c)(e)               Caa1       180                                72

AKI, Inc. 10.5% 7/1/08 (e)                       B2         200                                192

Revlon Consumer Products Corp.:

8.125% 2/1/06                                    B2         820                                808

8.625% 2/1/08                                    B3         880                                869

9% 11/1/06 (e)                                   B2         1,810                              1,864

                                                                                               3,805

TOBACCO - 0.3%

Philip Morris Companies, Inc. 6.95% 6/1/06       A2         10,000                             10,547

TOTAL NONDURABLES                                                                              18,512

PRECIOUS METALS - 0.1%

Centaur Mining & Exploration Ltd. 11% 12/1/07    B1         550                                502

Great Central Mines Ltd. 8.875% 4/1/08           Ba2        1,300                              1,313

TOTAL PRECIOUS METALS                                                                          1,815

RETAIL & WHOLESALE - 0.8%

APPAREL STORES - 0.1%

Mothers Work, Inc. 12.625% 8/1/05                B3         240                                248

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Specialty Retailers, Inc.:

8.5% 7/15/05                                     Ba3       $ 790                              $ 703

9% 7/15/07                                       B2         1,270                              1,102

                                                                                               2,053

GENERAL MERCHANDISE STORES - 0.3%

Dayton Hudson Corp. 6.4% 2/15/03                 A3         425                                435

Federated Department Stores, Inc.:

6.79% 7/15/27                                    Baa2       7,000                              7,216

8.5% 6/15/03                                     Baa2       3,000                              3,316

                                                                                               10,967

GROCERY STORES - 0.2%

American Stores Co. 7.5% 5/1/37                  Baa2       1,000                              1,104

Kroger Co. 6% 7/1/00                             Baa3       3,530                              3,555

Pathmark Stores, Inc. 9.625% 5/1/03              Caa1       1,490                              1,490

                                                                                               6,149

RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%

Amazon.com, Inc. 0% 5/1/08 (c)                   Caa2       2,895                              1,954

Guitar Center, Inc. 11% 7/1/06                   B1         670                                710

HMV Media Group PLC 10.25% 5/15/08 (e)           B3         590                                590

J. Crew Group, Inc. 0% 10/15/08 (c)              Caa3       2,000                              910

J. Crew Operating Corp. 10.375% 10/15/07         Caa1       1,220                              1,086

Metals USA, Inc. 8.625% 2/15/08                  B2         1,140                              1,094

U.S. Office Products Co. 9.75% 6/15/08 (e)       B3         380                                274

                                                                                               6,618

TOTAL RETAIL & WHOLESALE                                                                       25,787

SERVICES - 0.2%

LEASING & RENTAL - 0.1%

AP Holdings, Inc. 0% 3/15/08 (c)                 Caa2       370                                196

Apcoa, Inc. 9.25% 3/15/08                        Caa1       1,120                              1,030

Hollywood Entertainment Corp. 10.625% 8/15/04    B3         1,430                              1,451

Renters Choice, Inc. 11% 8/15/08 (e)             B2         450                                458

                                                                                               3,135

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

SERVICES - CONTINUED

PRINTING - 0.1%

Sullivan Graphics, Inc. 12.75% 8/1/05            Caa1      $ 1,810                            $ 1,837

SERVICES - 0.0%

Coach USA, Inc. 9.375% 7/1/07                    B1         50                                 52

Iron Mountain, Inc. 8.75% 9/30/09                B3         185                                190

Medaphis Corp. 9.5% 2/15/05                      B2         1,240                              893

SITEL Corp. 9.25% 3/15/06                        B2         120                                107

                                                                                               1,242

TOTAL SERVICES                                                                                 6,214

TECHNOLOGY - 0.6%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications, Inc.:

8.5% 1/15/08                                     B2         130                                126

8.6% 6/1/08                                      B2         640                                622

Jordan Telecommunication Products, Inc.:

0% 8/1/07 (c)                                    B3         990                                757

9.875% 8/1/07                                    B3         290                                289

                                                                                               1,794

COMPUTER SERVICES & SOFTWARE - 0.1%

Concentric Network Corp. 12.75% 12/15/07         -          590                                602

DecisionOne Corp. 9.75% 8/1/07                   B3         360                                162

DecisionOne Holdings Corp. 0% 8/1/08 unit (c)    Caa1       930                                214

ICG Services, Inc.:

0% 2/15/08 (c)                                   -          2,050                              1,110

0% 5/1/08 (c)                                    -          210                                110

                                                                                               2,198

COMPUTERS & OFFICE EQUIPMENT - 0.4%

Comdisco, Inc.:

5.75% 2/15/01                                    Baa1       6,000                              5,895

6.1% 6/5/01                                      Baa1       3,000                              3,042

6.375% 11/30/01                                  Baa1       4,500                              4,469

                                                                                               13,406

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.0%

Fisher Scientific International, Inc. 9%         B3        $ 280                              $ 280
2/1/08 (e)

Telecommunications Techniques Co. LLC 9.75%      B3         1,030                              1,030
5/15/08

                                                                                               1,310

ELECTRONICS - 0.1%

Communications Instruments, Inc. 10% 9/15/04     B3         400                                372

Hadco Corp. 9.5% 6/15/08                         B2         860                                860

Insilco Corp. 12% 8/15/07 unit (e)               B3         670                                690

                                                                                               1,922

TOTAL TECHNOLOGY                                                                               20,630

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc. 9.25% 4/15/08                    B3         410                                409

Atlas Air, Inc. Pass Through Trust 12.25%        Ba3        860                                920
12/1/02

Delta Air Lines, Inc. equipment trust            Baa1       729                                794
certificate 8.54% 1/2/07

Kitty Hawk, Inc. 9.95% 11/15/04                  B1         2,400                              2,358

                                                                                               4,481

RAILROADS - 0.5%

Burlington Northern Santa Fe Corp.:

6.875% 12/1/27                                   Baa2       5,000                              4,981

7.29% 6/1/36                                     Baa2       4,360                              4,786

Norfolk Southern Corp. 7.05% 5/1/37              Baa1       5,800                              6,160

                                                                                               15,927

SHIPPING - 0.1%

Amer Reefer Co. Ltd. 10.25% 3/1/08 (e)           B1         150                                113

Holt Group, Inc. 9.75% 1/15/06 (e)               Caa1       1,730                              1,185

Hvide Marine, Inc. 8.375% 2/15/08                B1         50                                 41

                                                                                               1,339

TOTAL TRANSPORTATION                                                                           21,747

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - 2.7%

CELLULAR - 1.0%

360 Degrees Communications Co.:

7.125% 3/1/03                                    Baa1      $ 1,560                            $ 1,642

7.5% 3/1/06                                      Baa1       1,850                              2,030

Cable & Wireless Communications PLC 6.375%       Baa1       3,770                              3,792
3/6/03

Cellnet Data Systems, Inc. 0% 10/1/07 (c)        -          1,670                              317

Dial Call Communications, Inc. 0% 12/15/05       B2         350                                341
(c)

Iridium LLC/Iridium Capital Corp. 13% 7/15/05    B3         170                                155

McCaw International Ltd. 0% 4/15/07 (c)          Caa1       6,050                              3,388

Millicom International Cellular SA 0% 6/1/06     Caa1       11,510                             8,086
(c)

Nextel Communications, Inc.:

0% 8/15/04 (c)                                   B2         1,170                              1,150

0% 2/15/08 (c)                                   B2         4,240                              2,597

Nextel International, Inc. 0% 4/15/08 (c)        Caa1       2,350                              1,116

PageMart Nationwide, Inc. 0% 2/1/05 (c)          B3         860                                765

PageMart Wireless, Inc. 0% 2/1/08 (c)            Caa2       700                                324

Rogers Communications, Inc. 8.875% 7/15/07       B2         2,110                              2,131

Telesystem International Wireless, Inc.:

0% 6/30/07 (c)                                   Caa1       1,410                              642

0% 11/1/07 (c)                                   Caa1       2,080                              832

Teligent, Inc. 0% 3/1/08 (c)                     Caa1       1,440                              738

                                                                                               30,046

ELECTRIC UTILITY - 0.6%

AES Corp. 10.25% 7/15/06                         Ba1        1,460                              1,555

Avon Energy Partners Holdings 6.46% 3/4/08       Baa2       3,500                              3,519
(e)

DR Investments UK PLC yankee 7.1% 5/15/02 (e)    A2         5,000                              5,202

Israel Electric Corp. Ltd. 7.75% 12/15/27 (e)    A3         7,040                              6,498

Niagara Mohawk Power Corp. 7.75% 10/1/08         Ba3        630                                671

Texas Utilities Co. 6.375% 1/1/08                Baa3       2,780                              2,799

                                                                                               20,244

GAS - 0.2%

Columbia Gas System, Inc. 6.61% 11/28/02         A3         6,000                              6,164

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.9%

Covad Communications Group, Inc. 0% 3/15/08      -         $ 1,340                            $ 630
(c)

Dobson Wireline Co. 12.25% 6/15/08 (e)           -          930                                856

DTI Holdings, Inc. 0% 3/1/08 (c)                 -          800                                216

Firstworld Communications, Inc.  0% 4/15/08      -          510                                148
(c)(e)

Flag Ltd. 8.25% 1/30/08                          Ba3        190                                192

GCI, Inc. 9.75% 8/1/07                           B2         150                                145

Global TeleSystems Group, Inc. 9.875% 2/15/05    Caa2       210                                193

GST Network Funding, Inc. 0% 5/1/08 (c)(e)       -          1,610                              773

GST Telecommunications, Inc. 12.75% 11/15/07     -          1,060                              986

Hyperion Telecommunications, Inc. 0% 4/15/03     B3         1,620                              1,199
(c)

ICG Holdings, Inc. 0% 9/15/05 (c)                -          880                                735

IXC Communications, Inc. 9% 4/15/08              B3         1,630                              1,646

KMC Telecom Holdings, Inc. 0% 2/15/08 (c)(e)     -          510                                245

Level 3 Communications, Inc. 9.125% 5/1/08       B3         1,900                              1,895

MCI WorldCom, Inc.:

6.4% 8/15/05                                     Baa2       3,215                              3,344

8.875% 1/15/06                                   Baa2       5,667                              6,225

9.375% 1/15/04                                   Baa2       1,228                              1,276

McLeodUSA, Inc.:

0% 3/1/07 (c)                                    B2         1,800                              1,393

9.25% 7/15/07                                    B2         160                                166

Netia Holdings BV:

0% 11/1/07 (c)                                   B3         230                                140

10.25% 11/1/07                                   B3         300                                261

NEXTLINK Communications LLC 12.5% 4/15/06        B3         320                                352

NEXTLINK Communications, Inc.:

9% 3/15/08                                       B3         210                                204

9.625% 10/1/07                                   B3         320                                317

10.75% 11/15/08 (e)                              B3         1,880                              1,948

Pathnet, Inc. 12.25% 4/15/08                     -          450                                344

Rhythms Netconnections, Inc. 0% 5/15/08 (c)      -          1,235                              519

Viatel, Inc.:

0% 4/15/08 (c)                                   Caa1       140                                81

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Viatel, Inc.: - continued

11.25% 4/15/08                                   Caa1      $ 190                              $ 190

WinStar Communications, Inc.:

0% 10/15/05 (c)                                  Caa1       660                                482

0% 10/15/05 (c)                                  Caa1       1,570                              1,754

0% 3/15/08 (c)                                   CCC        1,275                              988

Winstar Equipment Corp. 12.5% 3/15/04            B3         60                                 62

                                                                                               29,905

TOTAL UTILITIES                                                                                86,359

TOTAL NONCONVERTIBLE BONDS                                                                     528,534

TOTAL CORPORATE BONDS                                                                          535,892

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 3.3%



U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%

Fannie Mae:

5.75% 6/15/05                                    Aaa        4,140                              4,289

8.625% 6/30/04                                   Aaa        4,000                              4,657

Farm Credit Systems Financial Assistance         Aaa        3,400                              3,998
Corp. 9.375% 7/21/03

Federal Agricultural Mortgage Corp. 7.01%        Aaa        1,720                              1,866
2/10/04

Federal Home Loan Bank:

7.36% 7/1/04                                     Aaa        1,590                              1,755

7.38% 8/5/04                                     Aaa        3,790                              4,192

7.56% 9/1/04                                     Aaa        5,530                              6,172

7.7% 9/20/04                                     Aaa        1,170                              1,315

Government Trust Certificates (assets of
Trust guaranteed by U.S. Government through Defense Security Assistance Agency):

Class 1-C, 9.25% 11/15/01                        Aaa        1,331                              1,423

Class 2-E, 9.4% 5/15/02                          Aaa        1,295                              1,373

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):

Series 1993 C, 5.2% 10/15/04                     Aaa       $ 340                              $ 340

Series 1993 D, 5.23% 5/15/05                     Aaa        597                                598

Series 1994 A, 7.12% 4/15/06                     Aaa        597                                631

Guaranteed Trade Trust Certificates (assets      Aaa        493                                533
of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-B,
7.5% 1/26/06

Overseas Private Investment Corp. U.S.
Government guaranteed participation
certificate:

Series 1994 195, 6.08% 8/15/04 (callable)        Aaa        1,635                              1,689

Series 1996-A1, 6.726% 9/15/10 (callable)        -          5,000                              5,304

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                       40,135

U.S. TREASURY OBLIGATIONS - 2.1%

U.S. Treasury Bond:

6.125% 11/15/27                                  Aaa        3,200                              3,609

6.375% 8/15/27                                   Aaa        485                                562

6.875% 8/15/25                                   Aaa        10,235                             12,484

7.625% 2/15/25                                   Aaa        9,930                              13,151

8.75% 5/15/17                                    Aaa        10,700                             15,007

U.S. Treasury Notes 7% 7/15/06                   Aaa        19,050                             21,675

TOTAL U.S. TREASURY OBLIGATIONS                                                                66,488

TOTAL U.S. GOVERNMENT AND  GOVERNMENT AGENCY                                                   106,623
OBLIGATIONS

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
- 9.6%



FANNIE MAE - 7.7%

5.5% 2/1/11 to 4/1/11                            Aaa        15,682                             15,458

6% 6/1/11 to 12/1/28 (j)                         Aaa        40,134                             39,928

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
- CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - CONTINUED

6.5% 2/1/24 to 12/1/28 (j)                       Aaa       $ 187,024                          $ 188,087

7% 7/1/25 to 7/1/28                              Aaa        5,566                              5,682

TOTAL FANNIE MAE                                                                               249,155

FREDDIE MAC - 0.2%

5.5% 4/1/03 to 5/1/03                            Aaa        3,147                              3,145

7% 7/1/99 to 8/1/01                              Aaa        2,009                              2,018

TOTAL FREDDIE MAC                                                                              5,163

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
1.7%

7% 12/15/25 to 7/15/28                           Aaa        2,504                              2,563

7.5% 2/15/23 to 8/15/28                          Aaa        39,919                             41,232

8% 11/15/21 to 12/15/26                          Aaa        10,530                             10,955

TOTAL GOVERNMENT NATIONAL MORTGAGE                                                             54,750
ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE                                                        309,068
SECURITIES

ASSET-BACKED SECURITIES - 1.3%



Airplanes Pass Through Trust 10.875% 3/15/19     Ba2        1,570                              1,664

Capital Equipment Receivables Trust 6.11%        Aaa        5,081                              5,084
7/15/99

Chase Manhattan Grantor Trust:

6.61% 9/15/02                                    Aaa        2,846                              2,885

6.76% 9/15/02                                    A3         711                                719

Chevy Chase Auto Receivables Trust:

5.9% 7/15/03                                     Aaa        2,610                              2,615

5.91% 12/15/04                                   Aaa        1,434                              1,444

6.6% 12/15/02                                    Aaa        864                                870

Ford Credit Auto Owner Trust:

6.2% 12/15/02                                    Baa3       1,970                              1,983

6.4% 5/15/02                                     A1         2,710                              2,748

6.4% 12/15/02                                    Baa3       1,090                              1,098

Ford Credit Grantor Trust 5.9% 10/15/00          Aaa        316                                316

Green Tree Financial Corp. 6.1% 4/15/27          Aaa        590                                590

ASSET-BACKED SECURITIES - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (h)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Key Auto Finance Trust:

6.3% 10/15/03                                    A2        $ 2,670                            $ 2,675

6.65% 10/15/03                                   Baa3       783                                791

MBNA Master Credit Card Trust II 6.55%           Aaa        9,000                              9,491
1/15/07

Sears Credit Account Master Trust II 6.5%        Aaa        6,280                              6,298
10/15/03

TOTAL ASSET-BACKED SECURITIES                                                                  41,271

COMMERCIAL MORTGAGE SECURITIES - 0.8%



Berkeley Federal Bank & Trust FSB Series         -          1,836                              1,363
1994 Class 1-B 7.6626% 8/1/24 (e)(f)

CS First Boston Mortgage Securities Corp.:

Series 1997-C2 Class D, 7.27% 1/17/35            Baa2       3,070                              2,854

Series 1998 FLI Class E, 6.5063% 1/10/13         Baa2       5,360                              5,214
(e)(f)

DLJ Mortgage Acceptance Corp. Series             -          700                                698
1993-MF12 Class B-2, 10.1% 9/18/03 (e)

First Chicago/Lennar Trust I Series 1997-CHL1:

Class D, 8.1117% 4/13/39 (f)                     -          700                                593

Class E, 8.1117% 4/1/39 (f)                      -          650                                498

General Motors Acceptance Corp. Commercial       Ba3        500                                413
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86% 10/15/28 (e)

GS Mortgage Securities Corp. II Series           Baa3       2,600                              2,346
1998-GLII Class E, 6.9697% 4/13/31 (e)(f)

Morgan Stanley Capital I, Inc.:

Series 1996-MBL1 Class E, 8.2465% 5/25/21        -          737                                725
(e)(f)

Series 1998-CF1:

Class D, 7.35% 1/15/12                           Baa2       2,451                              2,363

Class E, 7.35% 12/15/12                          Baa3       850                                748

Penn Mutual Life Insurance Co. (The)/Penn        -          1,250                              786
Insurance & Annuity Co. Series 1996-PML
Class K, 7.9% 11/15/26 (e)

Resolution Trust Corp. Series 1991-M2 Class      Ba3        270                                218
A-3, 7.2498% 9/25/20 (f)

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (h)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Structured Asset Securities Corp.:

sequential pay Series 1996 Class A-2A, 7.75%     AAA       $ 659                              $ 664
2/25/28

Series 1993-C1 Class E, 6.6% 10/25/24 (e)        B          500                                225

Series 1995-C1 Class E, 7.375% 9/25/24 (e)       BB         1,000                              968

Thirteen Affiliates of General Growth            Aaa        4,500                              4,710
Properties, Inc. sequential pay Series A-2,
6.602% 12/15/10 (e)

Wells Fargo Capital Markets Apartment            Aaa        1,727                              1,748
Financing Trust Series APT Class 1, 6.56%
12/29/05 (e)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                           27,134

FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 0.3%



Quebec Province yankee 6.86% 4/15/26 (d)(i)      A2         8,000                              8,706
(Cost $7,698)

SUPRANATIONAL OBLIGATIONS - 0.1%



Inter American Development Bank yankee 6.29%     Aaa        4,000                              4,206
7/16/27 (Cost $3,975)

CERTIFICATES OF DEPOSIT - 0.1%



Canadian Imperial Bank of Commerce, New York       3,000       3,035
yankee 6.2% 8/1/00 (Cost $3,005)


CASH EQUIVALENTS - 6.5%

                                                                SHARES

Taxable Central Cash Fund (b) (Cost $210,674)                   210,673,975                    210,674

TOTAL INVESTMENT IN SECURITIES - 100%                                                          $ 3,225,233


SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common Exchange
  Securities
QUIPS - Quarterly Income Preferred
   Securities

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $104,198,000 or 3.3% of net assets.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY            ACQUISTION DATE  ACQUISITION COST (000S)

Mothers Work, Inc.  6/18/98           1

(h) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(j) A portion of the security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements). OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS           S&P RATINGS

Aaa, Aa, A         19.0%  AAA, AA, A     18.1%

Baa                6.3%   BBB            6.8%

Ba                 1.3%   BB             1.3%

B                  3.6%   B              3.7%

Caa                1.1%   CCC            1.0%

Ca, C              0.0%   CC, C          0.0%

                          D              0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

INCOME TAX INFORMATION
At November 30, 1998, the aggregate cost of investment securities for income tax purposes was $2,717,099,000. Net unrealized appreciation aggregated $508,134,000, of which $578,947,000 related to appreciated investment securities and $70,813,000 related to depreciated investment securities.
The fund hereby designates approximately $112,000 as a capital gain dividend for the purpose of the dividend paid deduction.


INVESTMENTS OCTOBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 58.4%

                                                SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.9%

AEROSPACE & DEFENSE - 1.6%

Harsco Corp.                                     248,900                $ 8,151

Lockheed Martin Corp.                            122,000                 13,588

Textron, Inc.                                    368,400                 27,400

                                                                         49,139

DEFENSE ELECTRONICS - 0.7%

Raytheon Co. Class B                             385,800                 22,401

SHIP BUILDING & REPAIR - 0.6%

General Dynamics Corp.                           277,400                 16,419

TOTAL AEROSPACE & DEFENSE                                                87,959

BASIC INDUSTRIES - 2.2%

CHEMICALS & PLASTICS - 1.6%

du Pont (E.I.) de Nemours & Co.                  154,600                 8,890

Hanna (M.A.) Co.                                 247,300                 3,632

Hoechst AG                                       287,600                 12,125

Monsanto Co.                                     359,600                 14,609

Praxair, Inc.                                    148,200                 5,965

Solutia, Inc.                                    246,600                 5,410

                                                                         50,631

METALS & MINING - 0.6%

Aluminum Co. of America                          219,900                 17,427

TOTAL BASIC INDUSTRIES                                                   68,058

CONSTRUCTION & REAL ESTATE - 1.4%

BUILDING MATERIALS - 0.3%

Masco Corp.                                      347,400                 9,792

REAL ESTATE - 0.2%

Stewart Enterprises, Inc. Class A                292,800                 6,753

REAL ESTATE INVESTMENT TRUSTS - 0.9%

Boston Properties, Inc.                          186,300                 5,310

Equity Residential Properties Trust (SBI)        232,800                 9,778

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - CONTINUED

Public Storage, Inc.                             192,900                $ 5,148

Starwood Hotels & Resorts Trust                  205,200                 5,810

                                                                         26,046

TOTAL CONSTRUCTION & REAL ESTATE                                         42,591

DURABLES - 0.8%

AUTOS, TIRES, & ACCESSORIES - 0.2%

Ford Motor Co.                                   130,400                 7,074

HOME FURNISHINGS - 0.6%

Leggett & Platt, Inc.                            747,300                 17,468

TOTAL DURABLES                                                           24,542

ENERGY - 5.7%

OIL & GAS - 5.7%

British Petroleum Co. PLC                        3,010,052               44,355

Chevron Corp.                                    192,800                 15,713

Elf Aquitaine sponsored ADR                      221,600                 12,853

Exxon Corp.                                      328,000                 23,370

Texaco, Inc.                                     354,900                 21,050

Total SA:

Class B                                          212,000                 24,804

sponsored ADR                                    53,800                  3,147

USX-Marathon Group                               814,200                 26,614

                                                                         171,906

FINANCE - 12.9%

BANKS - 5.2%

Bank of New York Co., Inc.                       1,222,600               38,588

Bank One Corp.                                   381,460                 18,644

BankAmerica Corp.                                105,988                 6,088

Norwest Corp.                                    540,100                 20,085

U.S. Bancorp                                     1,262,700               46,089

Wells Fargo & Co.                                79,000                  29,230

                                                                         158,724

CREDIT & OTHER FINANCE - 2.1%

American Express Co.                             313,500                 27,706

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

Associates First Capital Corp.                   336,269                $ 23,707

Citigroup, Inc.                                  263,000                 12,377

Olympic Financial Ltd. warrants 3/15/07 (a)      46                      0

                                                                         63,790

FEDERAL SPONSORED CREDIT - 3.0%

Fannie Mae                                       469,500                 33,246

Freddie Mac                                      1,007,100               57,908

                                                                         91,154

INSURANCE - 2.6%

Allstate Corp.                                   257,000                 11,067

American International Group, Inc.               420,100                 35,814

Aon Corp.                                        229,200                 14,210

Hartford Financial Services Group, Inc.          373,000                 19,816

                                                                         80,907

TOTAL FINANCE                                                            394,575

HEALTH - 6.4%

DRUGS & PHARMACEUTICALS - 5.5%

American Home Products Corp.                     534,300                 26,047

Bristol-Myers Squibb Co.                         351,840                 38,900

Elan Corp. PLC ADR (a)                           249,300                 17,467

Merck & Co., Inc.                                156,000                 21,099

Schering-Plough Corp.                            257,300                 26,470

Sigma-Aldrich Corp.                              199,200                 6,157

Warner-Lambert Co.                               399,900                 31,342

                                                                         167,482

MEDICAL EQUIPMENT & SUPPLIES - 0.9%

Johnson & Johnson                                208,800                 17,017

McKesson Corp.                                   143,300                 11,034

                                                                         28,051

TOTAL HEALTH                                                             195,533

INDUSTRIAL MACHINERY & EQUIPMENT - 4.5%

ELECTRICAL EQUIPMENT - 2.3%

Emerson Electric Co.                             196,300                 12,956

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT - CONTINUED

General Electric Co.                             654,400                $ 57,260

Loral Space & Communications Ltd. (a)            300                     6

                                                                         70,222

INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%

Caterpillar, Inc.                                147,100                 6,620

Tyco International Ltd.                          704,378                 43,627

                                                                         50,247

POLLUTION CONTROL - 0.6%

Waste Management, Inc.                           387,500                 17,486

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                   137,955

MEDIA & LEISURE - 2.0%

BROADCASTING - 1.6%

Benedek Communications Corp. warrants 7/1/07     10,500                  21
(a)

CBS Corp.                                        294,500                 8,228

CS Wireless Systems, Inc. (a)(f)                 109                     0

Loral Orion Network Systems, Inc.:

warrants 1/15/07 (CV ratio .47) (a)              6,760                   53

warrants 1/15/07 (CV ratio .6) (a)               1,445                   15

Orbital Imaging Corp. warrants 3/1/05 (a)(f)     120                     1

Tele-Communications, Inc. (TCI Group) Series     294,600                 12,410
A (a)

Teletrac Holdings, Inc. warrants 8/1/07 (a)      380                     0

Time Warner, Inc.                                300,328                 27,874

UIH Australia/Pacific, Inc. warrants 5/15/06     4,430                   13
(a)

                                                                         48,615

LODGING & GAMING - 0.0%

Aladdin Gaming Enterprises, Inc. warrants        7,100                   0
3/1/10 (a)(f)

PUBLISHING - 0.4%

McGraw-Hill Companies, Inc.                      140,600                 12,645

TOTAL MEDIA & LEISURE                                                    61,260

NONDURABLES - 3.6%

AGRICULTURE - 0.1%

Delta & Pine Land Co.                            65,000                  2,169

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - 1.1%

Heinz (H.J.) Co.                                 282,100                $ 16,397

Sara Lee Corp.                                   284,100                 16,957

                                                                         33,354

HOUSEHOLD PRODUCTS - 1.0%

Procter & Gamble Co.                             200,000                 17,775

Renaissance Cosmetics, Inc. warrants 8/31/06     2,250                   0
(a)(f)

Unilever NV (NY shares)                          175,300                 13,191

                                                                         30,966

TOBACCO - 1.4%

Philip Morris Companies, Inc.                    840,900                 42,991

TOTAL NONDURABLES                                                        109,480

RETAIL & WHOLESALE - 1.6%

APPAREL STORES - 0.0%

Mothers Work, Inc. (a)(h)                        70                      1

DRUG STORES - 0.6%

CVS Corp.                                        147,800                 6,753

Rite Aid Corp.                                   320,400                 12,716

                                                                         19,469

GENERAL MERCHANDISE STORES - 1.0%

Federated Department Stores, Inc. (a)            71,966                  2,766

Wal-Mart Stores, Inc.                            378,200                 26,096

                                                                         28,862

TOTAL RETAIL & WHOLESALE                                                 48,332

SERVICES - 1.1%

PRINTING - 0.6%

Donnelley (R.R.) & Sons Co.                      406,600                 17,535

SERVICES - 0.5%

Modis Professional Services, Inc. (a)            195,400                 3,444

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Service Corp. International                      277,900                $ 9,900

ServiceMaster Co.                                169,500                 3,581

                                                                         16,925

TOTAL SERVICES                                                           34,460

TECHNOLOGY - 6.6%

COMPUTER SERVICES & SOFTWARE - 1.0%

Concentric Network Corp. warrants 12/15/07       420                     37
(a)(f)

Microsoft Corp. (a)                              279,700                 29,613

                                                                         29,650

COMPUTERS & OFFICE EQUIPMENT - 3.5%

Compaq Computer Corp.                            291,900                 9,231

International Business Machines Corp.            179,700                 26,674

Pitney Bowes, Inc.                               1,145,300               63,063

Xerox Corp.                                      96,900                  9,387

                                                                         108,355

ELECTRONICS - 2.1%

AMP, Inc.                                        260,716                 10,706

Intel Corp.                                      213,700                 19,059

Motorola, Inc.                                   395,500                 20,566

Texas Instruments, Inc.                          209,900                 13,420

                                                                         63,751

TOTAL TECHNOLOGY                                                         201,756

UTILITIES - 6.7%

CELLULAR - 0.0%

American Mobile Satellite Corp. warrants         310                     1
4/1/08 (a)(f)

McCaw International Ltd. warrants 4/15/07        6,190                   31
(a)(f)

Microcell Telecommunications, Inc. warrants      21,520                  237
6/1/06 (a)(f)

                                                                         269

ELECTRIC UTILITY - 1.0%

CMS Energy Corp.                                 290,500                 12,800

Duke Energy Corp.                                195,200                 12,627

PG&E Corp.                                       198,600                 6,045

                                                                         31,472

COMMON STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 5.7%

ALLTEL Corp.                                     196,400                $ 9,194

AT&T Corp.                                       370,900                 23,089

Bell Atlantic Corp.                              294,500                 15,645

Covad Communications Group, Inc. warrants        1,340                   13
3/15/98 (a)(f)

DTI Holdings, Inc. warrants 3/1/08 (a)(f)        4,000                   0

GTE Corp.                                        399,000                 23,416

KMC Telecom Holdings, Inc. warrants 2/15/08      610                     2
(a)(f)

MCI WorldCom, Inc. (a)                           998,313                 55,157

Pathnet, Inc. warrants 4/15/08 (a)(f)            530                     5

SBC Communications, Inc.                         631,000                 29,223

Sprint Corp.                                     225,600                 17,315

                                                                         173,059

TOTAL UTILITIES                                                          204,800

TOTAL COMMON STOCKS                                                      1,783,207

PREFERRED STOCKS - 1.6%



CONVERTIBLE PREFERRED STOCKS - 0.4%

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES - 0.0%

Republic Industries, Inc. $1.55 ACES             74,000                  1,226

INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications Ltd. Series C,      85,000                  4,505
$3.00 (f)

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Host Marriott Financial Trust $3.375 QUIPS       85,000                  3,469
(f)

RETAIL & WHOLESALE - 0.2%

APPAREL STORES - 0.2%

TJX Companies, Inc. Series E, $7.00              12,000                  4,908

TOTAL CONVERTIBLE PREFERRED STOCKS                                       14,108

PREFERRED STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED STOCKS - 1.2%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Fresenius Medical Care Capital Trust II          1,811                  $ 1,729
7.875%

INSURANCE - 0.0%

American Annuity Group Capital Trust II          1,000                   890
8.75% (a)

TOTAL FINANCE                                                            2,619

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.3%

Adelphia Communications Corp. $13.00             5,170                   596

Citadel Broadcasting Co. Series B, 13.25%        6,120                   692
pay-in-kind

CSC Holdings, Inc. Series H, 11.75%              8,525                   938
pay-in-kind

CSC Holdings, Inc. 11.125% pay-in-kind           38,541                  4,182

Echostar Communications Corp. 12.125%            1,301                   1,223
pay-in-kind

Granite Broadcasting Corp. 12.75% pay-in-kind    891                     713

                                                                         8,344

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

8.625% (a)                                       7,700                   708

Series D, $10.00                                 28,400                  2,805

                                                                         3,513

TOTAL MEDIA & LEISURE                                                    11,857

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Renaissance Cosmetics, Inc. 14% pay-in-kind      2,871                   4

TECHNOLOGY - 0.2%

COMMUNICATIONS EQUIPMENT - 0.2%

Intermedia Communications, Inc. 13.5%            4,448                   4,537
pay-in-kind

COMPUTER SERVICES & SOFTWARE - 0.0%

Concentric Network Corp. 13.5% pay-in-kind       421                     314

TOTAL TECHNOLOGY                                                         4,851

PREFERRED STOCKS - CONTINUED

                                                SHARES                  VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

UTILITIES - 0.5%

CELLULAR - 0.2%

Nextel Communications, Inc.:

11.125% pay-in-kind                              3,461                  $ 2,907

Series D, 13% pay-in-kind                        3,020                   2,869

                                                                         5,776

TELEPHONE SERVICES - 0.3%

e.spire Communications, Inc.:

12.75% pay-in-kind                               1,037                   705

14.75% pay-in-kind                               301                     265

Hyperion Telecommunication, Inc. 12.875%         1,466                   909
pay-in-kind

ICG Holdings, Inc.:

14% pay-in-kind                                  460                     419

14.25% pay-in-kind                               2,300                   2,128

IXC Communications, Inc. 12.5% pay-in-kind       576                     588

NEXTLINK Communications, Inc. 14% pay-in-kind    109,736                 5,158

Viatel, Inc. 10% (a)(f)                          164                     10

WinStar Communications, Inc. 14.25% (a)          608                     541

                                                                         10,723

TOTAL UTILITIES                                                          16,499

TOTAL NONCONVERTIBLE PREFERRED STOCKS                                    35,830

TOTAL PREFERRED STOCKS                                                   49,938



CORPORATE BONDS - 16.4%

                       MOODY'S RATINGS (UNAUDITED)(B)    PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 0.3%

INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%

POLLUTION CONTROL - 0.2%

WMX Technologies, Inc. 2% 1/24/05                Ba1       $ 4,340                             4,134

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - 0.1%

COMPUTERS & OFFICE EQUIPMENT - 0.1%

Unisys Corp. 8.25% 3/15/06                       B         $ 800                              $ 3,120

TOTAL CONVERTIBLE BONDS                                                                        7,254

NONCONVERTIBLE BONDS - 16.1%

AEROSPACE & DEFENSE - 0.8%

AEROSPACE & DEFENSE - 0.5%

BE Aerospace, Inc. 9.5% 11/1/08 (f)              B1         330                                337

Lockheed Martin Corp. 7.2% 5/1/36                A3         15,000                             16,337

                                                                                               16,674

DEFENSE ELECTRONICS - 0.3%

Raytheon Co. 6.45% 8/15/02                       Baa1       8,000                              8,250

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding, Inc. 9.25% 12/1/06    B1         450                                477

TOTAL AEROSPACE & DEFENSE                                                                      25,401

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.1%

Atlantis Group, Inc. (Trivest/Winston) 11%       B2         40                                 41
2/15/03

Huntsman Corp. 9.5% 7/1/07 (f)                   B2         2,470                              2,371

Koppers Industries, Inc. 9.875% 12/1/07          B2         740                                673

                                                                                               3,085

IRON & STEEL - 0.1%

GS Technologies Operating, Inc. 12.25%           B2         620                                434
10/1/05

Republic Engineered Steels, Inc. 9.875%          Caa1       1,360                              1,346
12/15/01

WHX Corp. 10.5% 4/15/05                          B3         880                                774

                                                                                               2,554

METALS & MINING - 0.1%

Doe Run Resources Corp.:

11.25% 3/15/05                                   B3         230                                159

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - CONTINUED

Doe Run Resources Corp.: - continued

11.6963% 3/15/03 (g)                             B3        $ 300                              $ 207

Interlake Corp. 12.125% 3/1/02                   B3         1,780                              1,673

                                                                                               2,039

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc.:

7.15% 5/15/05                                    Ba1        2,800                              2,786

7.35% 5/15/08                                    Ba1        2,600                              2,562

7.8% 5/15/18                                     Ba1        3,200                              3,029

                                                                                               8,377

PAPER & FOREST PRODUCTS - 0.1%

Ainsworth Lumber Co. Ltd. 12.5% 7/15/07          B3         190                                168
pay-in-kind

APP Finance II Mauritius Ltd. 12% 3/15/04        Caa        2,265                              1,133

Doman Industries Ltd. yankee 8.75% 3/15/04       B1         570                                405

Indah Kiat Finance Mauritius Ltd. 10% 7/1/07     Caa1       380                                203

Mail-Well Corp. 10.5% 2/15/04                    B+         190                                194

Malette, Inc. yankee 12.25% 7/15/04              Ba3        1,010                              1,089

Millar Western Forest Products Ltd. 9.875%       B3         570                                359
5/15/08

Pindo Deli Finance Mauritius Ltd. 10.25%         Caa1       330                                152
10/1/02

Stone Container Corp.:

10.75% 10/1/02                                   B1         450                                452

12.58% 8/1/16 (g)                                B2         111                                111

Tembec Finance Corp. yankee 9.875% 9/30/05       Ba3        480                                485

Tjiwi Kimia Finance Mauritius Ltd. 10% 8/1/04    Ba3        610                                305

                                                                                               5,056

TOTAL BASIC INDUSTRIES                                                                         21,111

CONSTRUCTION & REAL ESTATE - 0.3%

BUILDING MATERIALS - 0.1%

American Standard Cos., Inc. 7.375% 2/1/08       Ba3        1,350                              1,337

Schuff Steel Co. 10.5% 6/1/08                    B3         130                                104

                                                                                               1,441

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

CONSTRUCTION & REAL ESTATE - CONTINUED

CONSTRUCTION - 0.0%

Great Lakes Dredge & Dock Corp. 11.25%           B3        $ 730                              $ 708
8/15/08 (f)

REAL ESTATE - 0.0%

LNR Property Corp. 9.375% 3/15/08                B1         1,320                              1,181

REAL ESTATE INVESTMENT TRUSTS - 0.2%

CenterPoint Properties Trust 6.75% 4/1/05        Baa2       1,190                              1,139

EOP Operating LP:

6.625% 2/15/05                                   Baa1       1,250                              1,219

6.75% 2/15/08                                    Baa1       2,310                              2,203

                                                                                               4,561

TOTAL CONSTRUCTION & REAL ESTATE                                                               7,891

DURABLES - 0.4%

AUTOS, TIRES, & ACCESSORIES - 0.1%

Blue Bird Body Co. 10.75% 11/15/06               B2         290                                287

Breed Technologies, Inc. 9.25% 4/15/08 (f)       B3         1,580                              1,232

Morris Material Handling, Inc. 9.5% 4/1/08       B2         860                                585

                                                                                               2,104

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co. 9.625% 5/1/08      B3         860                                662

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5% 6/15/07                B3         100                                80

TEXTILES & APPAREL - 0.3%

Cluett American Corp. 10.125% 5/15/08 (f)        B3         330                                294

Levi Strauss & Co. 6.8% 11/1/03 (f)              Baa2       5,560                              5,604

Polymer Group, Inc. 9% 7/1/07                    B2         1,540                              1,448

Synthetic Industries, Inc. 9.25% 2/15/07         B2         990                                955

WestPoint Stevens, Inc. 7.875% 6/15/08           Ba3        1,060                              1,073

Worldtex, Inc. 9.625% 12/15/07                   B1         825                                660

                                                                                               10,034

TOTAL DURABLES                                                                                 12,880

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

ENERGY - 0.4%

COAL - 0.0%

P&L Coal Holdings Corp. 9.625% 5/15/08 (f)       B2        $ 1,220                            $ 1,208

ENERGY SERVICES - 0.1%

Bayard Drilling Technologies, Inc. 11%           B2         190                                205
6/30/05

DI Industries, Inc. 8.875% 7/1/07                B1         250                                181

Grey Wolf, Inc. 8.875% 7/1/07                    B1         760                                551

Ocean Rig Norway AS 10.25% 6/1/08                B3         580                                415

Pool Energy Services Co. 8.625% 4/1/08           B2         810                                745

                                                                                               2,097

OIL & GAS - 0.3%

Canadian Forest Oil Ltd. 8.75% 9/15/07           B2         570                                507

Chesapeake Energy Corp. 9.625% 5/1/05            B1         730                                613

Flores & Rucks, Inc. 9.75% 10/1/06               B1         680                                704

Gothic Production Corp. 11.125% 5/1/05           B3         280                                182

Great Lakes Carbon Corp. 10.25% 5/15/08          B3         650                                631
pay-in-kind (f)

Hurricane Hydrocarbons Ltd. 11.75% 11/1/04       B3         370                                185
(f)

Occidental Petroleum Corp. 6.39% 11/9/00         Baa3       1,000                              1,020

Ocean Energy, Inc. 8.375% 7/1/08                 B1         640                                608

Petroleum Geo-Services ASA 7.125% 3/30/28        Baa3       3,910                              3,537

Plains Resources, Inc.:

Series D, 10.25% 3/15/06                         B2         230                                228

10.25% 3/15/06                                   B2         630                                624

Seven Seas Petroleum, Inc. 12.5% 5/15/05         Caa1       300                                204

Southwest Royalties, Inc. 10.5% 10/15/04         Caa2       80                                 42

                                                                                               9,085

TOTAL ENERGY                                                                                   12,390

FINANCE - 4.8%

BANKS - 2.8%

ABN-Amro Bank NV, Chicago 6.625% 10/31/01        Aa3        5,000                              5,193

Bank of New York Institutional Capital Trust     A1         10,000                             10,508
A 7.78% 12/1/26 (f)

BankAmerica Corp. 10% 2/1/03                     Aa3        350                                404

BanPonce Corp. 5.75% 3/1/99                      A3         880                                881

CORPORATE BONDS - CONTINUED

                     MOODY'S RATINGS (UNAUDITED)(B)         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

BanPonce Financial Corp.:

6.69% 9/21/00                                    A3        $ 2,250                            $ 2,299

6.75% 8/9/01                                     A3         3,850                              3,936

6.88% 6/16/00                                    A3         2,500                              2,563

Barclays Bank PLC yankee:

5.875% 7/15/00                                   A1         4,500                              4,547

5.95% 7/15/01                                    A1         5,500                              5,590

Capital One Bank:

6.375% 2/15/03                                   Baa3       2,700                              2,726

6.42% 11/12/99                                   Baa3       5,000                              5,031

Capital One Financial Corp. 7.125% 8/1/08        Ba1        2,550                              2,467

Central Fidelity Banks, Inc. 8.15% 11/15/02      A1         9,045                              9,951

First Chicago NBD Institutional Capital B        A1         6,000                              6,237
7.75% 12/1/26 (f)

First Tennessee National Corp. 6.75% 11/15/05    Baa1       720                                768

Kansallis-Osake-Pankki, New York 10% 5/1/02      A3         710                                809

MBNA Corp.:

6.34% 6/2/03                                     Baa2       850                                830

6.875% 11/15/02                                  Baa2       3,700                              3,897

NB Capital Trust IV 8.25% 4/15/27                Aa2        3,315                              3,577

Provident Bank 6.125% 12/15/00                   A3         3,420                              3,445

Summit Bancorp 8.625% 12/10/02                   BBB+       1,250                              1,393

Union Planters Corp. 6.75% 11/1/05               Baa2       400                                394

Wachovia Corp. 6.605% 10/1/25                    A1         7,550                              7,933

                                                                                               85,379

CREDIT & OTHER FINANCE - 1.5%

Ahmanson Capital Trust I 8.36% 12/1/26 (f)       A3         2,700                              2,914

Anthony Crane Rentals LP/Anthony Credit          B3         410                                381
Capital Corp. 10.375% 8/1/08 (f)

Arcadia Financial Ltd. 11.5% 3/15/07             B2         310                                195

Associates Corp. of North America 6% 4/15/03     Aa3        2,450                              2,500

AT&T Capital Corp.:

6.25% 5/15/01                                    Baa3       6,560                              6,509

6.41% 8/13/99                                    Baa3       1,000                              1,010

BankBoston Capital Trust II 7.75% 12/15/26       A2         8,000                              7,804

Delta Financial Corp. 9.5% 8/1/04                B3         420                                235

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

ERP Operating LP 6.55% 11/15/01                  A3        $ 850                              $ 850

First Security Capital I 8.41% 12/15/26          A3         1,280                              1,405

First Union Institutional Capital I 8.04%        BBB+       2,000                              2,147
12/1/26

General Electric Capital Corp. 6.94% 4/13/09     Aaa        4,700                              4,733
(e)

GS Escrow Corp. 7.125% 8/1/05 (f)                Ba1        4,500                              4,394

Imperial Credit Capital Trust I 10.25%           B2         510                                326
6/14/02

Imperial Credit Industries 9.875% 1/15/07        B2         1,500                              885

MCN Investment Corp. 6.03% 2/1/01                Baa3       2,350                              2,398

Morgan (J.P.) Capital Trust II 7.95% 2/1/27      Aa3        3,130                              3,251

Nordstrom Credit, Inc. 7.25% 4/30/02             A2         3,100                              3,283

Ocwen Capital Trust 10.875% 8/1/27               B2         515                                386

Olympic Financial Ltd. 11.5% 3/15/07             B2         540                                346

Time Warner Telecom LLC/Time Warner Telecom,     B2         370                                368
Inc. 9.75% 7/15/08

                                                                                               46,320

INSURANCE - 0.4%

SunAmerica, Inc. 6.2% 10/31/99                   Baa1       13,750                             13,887

SAVINGS & LOANS - 0.1%

Long Island Savings Bank FSB 6.2% 4/2/01         Baa3       1,700                              1,698

TOTAL FINANCE                                                                                  147,284

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES - 0.0%

Graham-Field Health Products, Inc. 9.75%         Caa1       280                                132
8/15/07

Wright Medical Technology, Inc. 11.75%           Caa3       1,191                              863
7/1/00 (g)

                                                                                               995

MEDICAL FACILITIES MANAGEMENT - 0.2%

Fountain View, Inc. 11.25% 4/15/08               Caa1       310                                242

Harborside Healthcare Corp. 0% 8/1/08 (d)(f)     B3         585                                281

Oxford Health Plans, Inc. 11% 5/15/05 (f)        Caa1       1,080                              940

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT - CONTINUED

Tenet Healthcare Corp.:

8% 1/15/05                                       Ba1       $ 620                              $ 634

8.125% 12/1/08 (f)                               Ba3        3,220                              3,268

                                                                                               5,365

TOTAL HEALTH                                                                                   6,360

INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.1%

Motors & Gears, Inc. 10.75% 11/15/06             B3         2,310                              2,287

Telex Communications, Inc. 10.5% 5/1/07          B2         550                                385

                                                                                               2,672

INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%

Continental Global Group, Inc. 11% 4/1/07        B2         550                                451

Thermadyne Holdings Corp. 0% 6/1/08 (d)          Caa1       1,080                              421

Thermadyne Manufacturing LLC 9.875% 6/1/08       B3         940                                837

Tyco International Group SA yankee 6.125%        Baa1       4,000                              4,081
6/15/01

                                                                                               5,790

POLLUTION CONTROL - 0.0%

Envirosource, Inc. 9.75% 6/15/03                 B3         600                                510

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                         8,972

MEDIA & LEISURE - 2.7%

BROADCASTING - 1.9%

ACME Television LLC/ACME Financial Corp. 0%      B3         970                                718
9/30/04 (d)

Adelphia Communications Corp.:

9.5% 2/15/04 pay-in-kind                         B2         1,060                              1,070

9.875% 3/1/05                                    B2         2,235                              2,364

9.875% 3/1/07                                    B2         720                                770

American Mobile Satellite Corp. 12.25% 4/1/08    -          310                                149

Ascent Entertainment Group, Inc. 0% 12/15/04     B3         1,680                              949
(d)

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

CBS Radio, Inc. 11.375% 1/15/09 pay-in-kind      -         $ 2,471                            $ 2,867

Chancellor Media Corp. 9% 10/1/08 (f)            Ba3        260                                261

Classic Communications, Inc. 0% 8/1/09 unit      Caa1       110                                57
(d)(f)

Clear Channel Communications, Inc. 7.25%         Baa3       4,200                              3,839
10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                                     Baa3       325                                356

9% 9/1/08                                        Baa3       2,510                              2,938

International Cabletel, Inc. 0% 2/1/06 (d)       B3         2,120                              1,611

Iridium Operating LLC/Iridium Capital Corp.:

10.875% 7/15/05                                  B3         2,570                              1,928

11.25% 7/15/05                                   B3         1,040                              790

NTL, Inc.:

0% 4/1/08 (d)(f)                                 B3         6,180                              3,399

10% 2/15/07                                      B3         740                                703

11.5% 10/1/08 (f)                                B3         610                                631

Olympus Communications LP/Olympus Capital        B1         1,690                              1,817
Corp. 10.625% 11/15/06

Orbital Imaging Corp. 11.625% 3/1/05             -          120                                106

Orion Network Systems, Inc.:

0% 1/15/07 (d)                                   B2         5,770                              3,375

11.25% 1/15/07                                   B2         1,275                              1,122

Renaissance Media Group LLC/Renaissance 0%       B3         400                                252
4/15/08 (d)

Rogers Cablesystems Ltd. yankee 10.125%          Ba3        170                                184
9/1/12

Satelites Mexicanos SA de CV:

9.06% 6/30/04 (f)(g)                             -          1,188                              1,045

10.125% 11/1/04 (f)                              B3         1,710                              1,163

Telewest PLC:

yankee 0% 10/1/07 (d)                            B1         2,930                              2,315

9.625% 10/1/06                                   B1         210                                206

Time Warner, Inc.:

6.85% 1/15/26                                    Baa3       7,120                              7,375

6.875% 6/15/18                                   Baa3       2,750                              2,736

7.75% 6/15/05                                    Baa3       8,000                              8,752

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

UIH Australia/Pacific, Inc.:

0% 5/15/06 Series B (d)                          B2        $ 3,780                            $ 1,474

0% 5/15/06 Series D (d)                          B2         430                                168

United International Holdings, Inc. 0%           B3         1,650                              776
2/15/08 (d)

                                                                                               58,266

ENTERTAINMENT - 0.2%

AMC Entertainment, Inc. 9.5% 3/15/09             B2         970                                941

Premier Parks, Inc.:

0% 4/1/08 (d)                                    B3         880                                541

9.25% 4/1/06                                     B3         70                                 71

Viacom, Inc.:

7.75% 6/1/05                                     Baa3       750                                808

8% 7/7/06                                        Ba2        3,290                              3,389

                                                                                               5,750

LODGING & GAMING - 0.2%

Aladdin Gaming Holdings/Aladdin Capital          Caa2       710                                195
Corp. 0% 3/1/10 (d)

HMH Properties, Inc.:

7.875% 8/1/05                                    Ba2        1,840                              1,794

7.875% 8/1/08                                    Ba2        190                                183

KSL Recreation Group, Inc. 10.25% 5/1/07         B3         350                                347

Signature Resorts, Inc.:

9.25% 5/15/06                                    B2         740                                629

9.75% 10/1/07                                    B3         1,590                              1,193

Station Casinos, Inc. 10.125% 3/15/06            B2         510                                510

Sun International Hotels Ltd./Sun                Ba3        570                                587
International North America, Inc. yankee 9%
3/15/07

                                                                                               5,438

PUBLISHING - 0.1%

Big Flower Press Holdings, Inc. 8.875% 7/1/07    B2         2,080                              2,049

News America, Inc. 6.625% 1/9/08                 Baa3       615                                612

                                                                                               2,661

RESTAURANTS - 0.3%

AFC Enterprises, Inc. 10.25% 5/15/07             B3         1,000                              1,005

Darden Restaurants, Inc. 6.375% 2/1/06           Baa1       2,700                              2,628

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Host Marriott Travel Plazas, Inc. 9.5%           Ba3       $ 160                              $ 160
5/15/05

Nebraska Restaurant, Inc. 10.75% 7/15/08 (f)     B3         430                                409

SC International Services, Inc. 9.25% 9/1/07     B2         470                                456

Wendy's International, Inc. 6.35% 12/15/05       Baa1       5,000                              4,998

                                                                                               9,656

TOTAL MEDIA & LEISURE                                                                          81,771

NONDURABLES - 0.5%

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26                     Baa1       3,600                              3,771

Del Monte Corp. 12.25% 4/15/07                   Caa1       270                                289

                                                                                               4,060

HOUSEHOLD PRODUCTS - 0.1%

AKI Holding Corp. 0% 7/1/09 (d)(f)               Caa1       180                                68

AKI, Inc. 10.5% 7/1/08 (f)                       B2         120                                114

Revlon Consumer Products Corp.:

8.125% 2/1/06                                    B2         820                                795

8.625% 2/1/08                                    B3         880                                801

                                                                                               1,778

TOBACCO - 0.3%

Philip Morris Companies, Inc. 6.95% 6/1/06       A2         10,000                             10,471

TOTAL NONDURABLES                                                                              16,309

PRECIOUS METALS - 0.1%

Centaur Mining & Exploration Ltd. 11% 12/1/07    B1         550                                462

Great Central Mines Ltd. 8.875% 4/1/08           Ba2        1,300                              1,248

TOTAL PRECIOUS METALS                                                                          1,710

RETAIL & WHOLESALE - 0.9%

APPAREL STORES - 0.1%

Mothers Work, Inc. 12.625% 8/1/05                B3         240                                239

CORPORATE BONDS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED)(B)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Specialty Retailers, Inc.:

8.5% 7/15/05                                     Ba3       $ 790                              $ 743

9% 7/15/07                                       B2         1,270                              1,143

                                                                                               2,125

GENERAL MERCHANDISE STORES - 0.4%

Dayton Hudson Corp.:

6.4% 2/15/03                                     A3         425                                441

6.8% 10/1/01                                     A3         1,400                              1,450

Federated Department Stores, Inc.:

6.79% 7/15/27                                    Baa2       7,000                              7,282

8.5% 6/15/03                                     Baa2       3,000                              3,302

                                                                                               12,475

GROCERY STORES - 0.2%

American Stores Co. 7.5% 5/1/37                  Baa2       1,000                              1,111

Kroger Co. 6% 7/1/00                             Baa3       3,530                              3,585

Pathmark Stores, Inc. 9.625% 5/1/03              Caa1       1,660                              1,627

                                                                                               6,323

RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%

Amazon.com, Inc. 0% 5/1/08 (d)                   Caa2       2,895                              1,686

Guitar Center, Inc. 11% 7/1/06                   B1         670                                690

HMV Media Group PLC 10.25% 5/15/08 (f)           B3         590                                502

Home Interiors & Gifts, Inc. 10.125% 6/1/08      B2         650                                601
(f)

J. Crew Group, Inc. 0% 10/15/08 (d)              Caa3       2,080                              749

J. Crew Operating Corp. 10.375% 10/15/07         Caa1       1,220                              927

Metals USA, Inc. 8.625% 2/15/08                  B2         1,020                              867

U.S. Office Products Co. 9.75% 6/15/08 (f)       B3         380                                300

                                                                                               6,322

TOTAL RETAIL & WHOLESALE                                                                       27,245

SERVICES - 0.2%

LEASING & RENTAL - 0.1%

AP Holdings, Inc. 0% 3/15/08 (d)                 Caa2       370                                167

CORPORATE BONDS - CONTINUED

                        MOODY'S RATINGS (UNAUDITED)(B)     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

SERVICES - CONTINUED

LEASING & RENTAL - CONTINUED

Apcoa, Inc. 9.25% 3/15/08                        Caa1      $ 1,120                            $ 997

Hollywood Entertainment Corp. 10.625% 8/15/04    B3         1,280                              1,216

                                                                                               2,380

PRINTING - 0.1%

Sullivan Graphics, Inc. 12.75% 8/1/05            Caa1       1,810                              1,792

SERVICES - 0.0%

Iron Mountain, Inc. 8.75% 9/30/09                B3         185                                183

Medaphis Corp. 9.5% 2/15/05                      B2         1,350                              1,040

SITEL Corp. 9.25% 3/15/06                        B2         120                                89

                                                                                               1,312

TOTAL SERVICES                                                                                 5,484

TECHNOLOGY - 0.6%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications, Inc.:

8.5% 1/15/08                                     B2         130                                123

8.6% 6/1/08                                      B2         640                                606

Jordan Telecommunication Products, Inc.:

0% 8/1/07 (d)                                    B3         990                                688

9.875% 8/1/07                                    B3         290                                260

                                                                                               1,677

COMPUTER SERVICES & SOFTWARE - 0.1%

Concentric Network Corp. 12.75% 12/15/07         -          590                                534

DecisionOne Corp. 9.75% 8/1/07                   B3         360                                180

DecisionOne Holdings Corp. 0% 8/1/08 unit (d)    Caa1       930                                233

ICG Services, Inc.:

0% 2/15/08 (d)                                   -          2,050                              1,005

0% 5/1/08 (d)                                    -          210                                99

                                                                                               2,051

COMPUTERS & OFFICE EQUIPMENT - 0.4%

CHS Electronics, Inc. 9.875% 4/15/05             B2         80                                 70

Comdisco, Inc.:

5.75% 2/15/01                                    Baa1       6,000                              5,919

CORPORATE BONDS - CONTINUED

                        MOODY'S RATINGS (UNAUDITED)(B)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT - CONTINUED

Comdisco, Inc.: - continued

6.1% 6/5/01                                      Baa1      $ 3,000                            $ 3,068

6.375% 11/30/01                                  Baa1       4,500                              4,491

                                                                                               13,548

ELECTRONIC INSTRUMENTS - 0.0%

Telecommunications Techniques Co. 9.75%          B3         900                                765
5/15/08 (f)

ELECTRONICS - 0.0%

Communications Instruments, Inc. 10% 9/15/04     B3         320                                282

Hadco Corp. 9.5% 6/15/08 (f)                     B2         800                                696

Insilco Corp. 10.25% 8/15/07                     B3         390                                394

                                                                                               1,372

TOTAL TECHNOLOGY                                                                               19,413

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc. 9.25% 4/15/08                    B3         410                                379

Atlas Air, Inc. Pass Through Trust 12.25%        Ba3        860                                912
12/1/02

Delta Air Lines, Inc. equipment trust            Baa1       729                                803
certificate 8.54% 1/2/07

Kitty Hawk, Inc. 9.95% 11/15/04                  B1         1,090                              1,046

                                                                                               3,140

RAILROADS - 0.5%

Burlington Northern Santa Fe Corp.:

6.875% 12/1/27                                   Baa2       5,000                              4,969

7.29% 6/1/36                                     Baa2       4,360                              4,780

Norfolk Southern Corp. 7.05% 5/1/37              Baa1       5,800                              6,231

                                                                                               15,980

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

TRANSPORTATION - CONTINUED

SHIPPING - 0.0%

Amer Reefer Co. Ltd. 10.25% 3/1/08               B1        $ 190                              $ 143

Holt Group, Inc. 9.75% 1/15/06 (f)               Caa1       820                                541

                                                                                               684

TOTAL TRANSPORTATION                                                                           19,804

UTILITIES - 2.6%

CELLULAR - 0.9%

360 Degrees Communications Co.:

7.125% 3/1/03                                    Baa1       1,560                              1,663

7.5% 3/1/06                                      Baa1       1,850                              2,052

Cable & Wireless Communications PLC 6.375%       Baa1       3,770                              3,843
3/6/03

Cellnet Data Systems, Inc. 0% 10/1/07 (d)        -          1,040                              260

Dial Call Communications, Inc. 0% 12/15/05       B2         350                                333
(d)

Iridium LLC/Iridium Capital Corp. 13% 7/15/05    B3         170                                140

McCaw International Ltd. 0% 4/15/07 (d)          Caa1       5,800                              2,581

Millicom International Cellular SA 0% 6/1/06     Caa1       11,510                             6,791
(d)

Nextel Communications, Inc.:

0% 8/15/04 (d)                                   B2         1,810                              1,665

0% 2/15/08 (d)                                   B2         3,820                              2,072

Nextel International, Inc. 0% 4/15/08 (d)        Caa1       2,770                              1,025

PageMart Nationwide, Inc. 0% 2/1/05 (d)          B3         860                                748

PageMart Wireless, Inc. 0% 2/1/08 (d)            Caa2       700                                329

Rogers Communications, Inc. 8.875% 7/15/07       B2         2,110                              2,078

Telesystem International Wireless, Inc.:

0% 6/30/07 (d)                                   Caa1       1,050                              336

0% 11/1/07 (d)                                   Caa1       2,080                              562

Teligent, Inc. 0% 3/1/08 (d)                     Caa1       1,440                              601

                                                                                               27,079

ELECTRIC UTILITY - 0.6%

Avon Energy Partners Holdings 6.46% 3/4/08       Baa2       3,500                              3,527
(f)

DR Investments UK PLC yankee 7.1% 5/15/02 (f)    A2         5,000                              5,252

Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)    A3         7,040                              6,497

CORPORATE BONDS - CONTINUED

                       MOODY'S RATINGS (UNAUDITED)(B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Niagara Mohawk Power Corp. 7.75% 10/1/08         Ba3       $ 630                              $ 665

Texas Utilities Co. 6.375% 1/1/08                Baa3       2,780                              2,832

                                                                                               18,773

GAS - 0.2%

Columbia Gas System, Inc. 6.61% 11/28/02         A3         6,000                              6,229

TELEPHONE SERVICES - 0.9%

Covad Communications Group, Inc. 0% 3/15/08      -          1,340                              469
(d)

Dobson Wireline Co. 12.25% 6/15/08 (f)           -          930                                777

DTI Holdings, Inc. 0% 3/1/08 (d)                 -          800                                256

Firstworld Communications, Inc. 0% 4/15/08       -          170                                49
unit (d)(f)

GST Network Funding, Inc. 0% 5/1/08 (d)(f)       -          1,680                              722

GST Telecommunications, Inc. 12.75% 11/15/07     -          1,060                              890

Hyperion Telecommunications, Inc. 0% 4/15/03     B3         1,620                              1,102
(d)

ICG Holdings, Inc. 0% 9/15/05 (d)                -          880                                680

IXC Communications, Inc. 9% 4/15/08              B3         1,810                              1,787

KMC Telecom Holdings, Inc. 0% 2/15/08 (d)        -          510                                227

Level 3 Communications, Inc. 9.125% 5/1/08       B3         2,580                              2,428

McLeodUSA, Inc.:

0% 3/1/07 (d)                                    B2         1,800                              1,278

9.25% 7/15/07                                    B2         160                                162

Netia Holdings BV:

0% 11/1/07 (d)                                   B3         450                                221

10.25% 11/1/07                                   B3         300                                234

NEXTLINK Communications LLC 12.5% 4/15/06        B3         320                                338

NEXTLINK Communications, Inc.:

0% 4/15/08 (d)                                   B3         250                                134

9.625% 10/1/07                                   B3         320                                302

Pathnet, Inc. 12.25% 4/15/08                     -          530                                376

Rhythms Netconnections, Inc. 0% 5/15/08 unit     -          1,235                              445
(d)(f)

Viatel, Inc.:

0% 4/15/08 (d)                                   Caa1       140                                68

11.25% 4/15/08                                   Caa1       190                                171

CORPORATE BONDS - CONTINUED

                        MOODY'S RATINGS (UNAUDITED)(B)      PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:

0% 10/15/05 (d)                                  Caa1      $ 630                              $ 460

0% 10/15/05 (d)                                  Caa1       1,140                              1,231

0% 3/15/08 (d)                                   CCC        1,185                              901

MCI WorldCom, Inc.:

6.4% 8/15/05                                     Baa2       3,215                              3,340

8.875% 1/15/06                                   Baa2       5,667                              6,210

9.375% 1/15/04                                   Baa2       1,228                              1,278

                                                                                               26,536

TOTAL UTILITIES                                                                                78,617

TOTAL NONCONVERTIBLE BONDS                                                                     492,642

TOTAL CORPORATE BONDS                                                                          499,896

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 3.5%



U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%

Fannie Mae:

5.75% 6/15/05                                    Aaa        4,140                              4,318

8.625% 6/30/04                                   Aaa        4,000                              4,701

Farm Credit Systems Financial Assistance         Aaa        3,400                              4,050
Corp. 9.375% 7/21/03

Federal Agricultural Mortgage Corp. 7.01%        Aaa        1,720                              1,872
2/10/04

Federal Home Loan Bank:

7.36% 7/1/04                                     Aaa        1,590                              1,776

7.38% 8/5/04                                     Aaa        3,790                              4,242

7.56% 9/1/04                                     Aaa        5,530                              6,245

7.7% 9/20/04                                     Aaa        1,170                              1,331

Government Trust Certificates (assets of
Trust guaranteed by U.S. Government through Defense Security Assistance Agency):

Class 1-C, 9.25% 11/15/01                        Aaa        1,549                              1,652

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                      MOODY'S RATINGS (UNAUDITED) (B)        PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

Government Trust Certificates (assets of
Trust guaranteed by U.S. Government through Defense Security Assistance Agency): - continued

Class 2-E, 9.4% 5/15/02                          Aaa       $ 1,527                            $ 1,621

Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):

Series 1993-C, 5.2% 10/15/04                     Aaa        340                                343

Series 1993-D, 5.23% 5/15/05                     Aaa        620                                625

Series 1994-A, 7.12% 4/15/06                     Aaa        597                                645

Guaranteed Trade Trust Certificates (assets      Aaa        493                                537
of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-B,
7.5% 1/26/06

Overseas Private Investment Corp. U.S.
Government guaranteed participation
certificate:

Series 1994-195, 6.08% 8/15/04 (callable)        Aaa        1,693                              1,760

Series 1996-A1, 6.726% 9/15/10 (callable)        -          5,000                              5,336

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                       41,054

U.S. TREASURY OBLIGATIONS - 2.2%

U.S. Treasury Bond:

6.375% 8/15/27                                   Aaa        485                                559

6.875% 8/15/25                                   Aaa        13,235                             16,029

7.625% 2/15/25                                   Aaa        9,930                              13,056

U.S. Treasury Notes:

5.875% 11/30/01                                  Aaa        1,220                              1,272

7% 7/15/06                                       Aaa        28,050                             32,301

7.25% 8/15/04                                    Aaa        2,200                              2,510

TOTAL U.S. TREASURY OBLIGATIONS                                                                65,727

TOTAL U.S. GOVERNMENT AND  GOVERNMENT AGENCY                                                   106,781
OBLIGATIONS

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
- 10.4%

                     MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - 8.4%

5.5% 6/17/03 to 4/1/11                           Aaa       $ 70,910                           $ 70,864

6% 6/1/11 to 11/1/28                             Aaa        40,524                             40,426

6.5% 2/1/24 to 11/1/28                           Aaa        132,149                            133,176

7% 7/1/25 to 7/1/28                              Aaa        5,756                              5,881

8.5% 2/1/28                                      Aaa        6,000                              6,249

TOTAL FANNIE MAE                                                                               256,596

FREDDIE MAC - 0.2%

5.5% 5/11/03                                     Aaa        3,330                              3,323

7% 1/22/01 to 8/1/01                             Aaa        2,083                              2,100

TOTAL FREDDIE MAC                                                                              5,423

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
1.8%

7% 12/15/25 to 7/15/28                           Aaa        2,513                              2,573

7.5% 2/15/23 to 8/15/28                          Aaa        41,413                             42,657

8% 11/15/21 to 12/15/26                          Aaa        11,081                             11,493

TOTAL GOVERNMENT NATIONAL MORTGAGE                                                             56,723
ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE                                                        318,742
SECURITIES

ASSET-BACKED SECURITIES - 1.4%



Airplanes Pass Through Trust 10.875% 3/15/19     Ba2        1,570                              1,617

Capital Equipment Receivables Trust 6.11%        Aaa        6,350                              6,359
7/15/99

Chase Manhattan Grantor Trust:

6.61% 9/15/02                                    Aaa        2,993                              3,041

6.76% 9/15/02                                    A3         748                                758

Chevy Chase Auto Receivables Trust:

5.9% 7/15/03                                     Aaa        2,754                              2,766

5.91% 12/15/04                                   Aaa        1,484                              1,493

6.6% 12/15/02                                    Aaa        917                                927

Ford Credit Auto Owner Trust:

6.2% 12/15/02                                    Baa3       1,970                              2,004

6.4% 5/15/02                                     A1         2,710                              2,780

6.4% 12/15/02                                    Baa3       1,090                              1,092

ASSET-BACKED SECURITIES - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Ford Credit Grantor Trust 5.9% 10/15/00          Aaa       $ 357                              $ 358

Green Tree Financial Corp. 6.1% 4/15/27          Aaa        681                                681

Key Auto Finance Trust:

6.3% 10/15/03                                    A2         2,798                              2,811

6.65% 10/15/03                                   Baa3       822                                835

MBNA Master Credit Card Trust II 6.55%           Aaa        9,000                              9,531
1/15/07

Sears Credit Account Master Trust II 6.5%        Aaa        6,280                              6,309
10/15/03

TOTAL ASSET-BACKED SECURITIES                                                                  43,362

COMMERCIAL MORTGAGE SECURITIES - 0.9%



Berkeley Federal Bank & Trust FSB Series         -          1,836                              1,421
1994 Class 1-B 7.7149% 8/1/24 (f)(g)

CS First Boston Mortgage Securities Corp.:

Series 1997-C2 Class D, 7.27% 1/17/35            Baa2       3,070                              2,874

Series 1998 FLI Class E, 6.1938% 1/10/13         Baa2       5,360                              5,211
(f)(g)

DLJ Mortgage Acceptance Corp. Series             -          700                                705
1993-MF12 Class B-2, 10.1% 9/18/03 (f)

First Chicago/Lennar Trust I Series 1997-CHL1:

Class D, 8.1309% 4/13/39 (g)                     -          700                                597

Class E, 8.1309% 4/1/39 (g)                      -          650                                470

General Motors Acceptance Corp. Commercial       Ba3        500                                409
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86% 10/15/28 (f)

GS Mortgage Securities Corp. II Series           Baa3       2,600                              2,255
1998-GLII Class E, 7.1905% 4/13/31 (f)(g)

Morgan Stanley Capital I, Inc.:

Series 1996-MBL1 Class E, 8.3623% 5/25/21        -          738                                725
(f)(g)

Series 1998 - CF1:

Class D, 7.35% 1/15/12                           Baa2       2,451                              2,330

Class E, 7.35% 12/15/12                          Baa3       850                                749

Penn Mutual Life Insurance Co. (The)/Penn        -          1,250                              831
Insurance & Annuity Co. Series 1996-PML
Class K, 7.9% 11/15/26 (f)

Resolution Trust Corp. Series 1991-M2 Class      Ba3        270                                224
A-3, 7.2498% 9/25/20 (g)

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

                     MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Structured Asset Securities Corp.:

sequential pay Series 1996 Class A-2A, 7.75%     AAA       $ 712                              $ 716
2/25/28

Series 1993-C1 Class E, 6.6% 10/25/24 (f)        B          500                                225

Series 1995-C1 Class E, 7.375% 9/25/24 (f)       BB         1,000                              977

Thirteen Affiliates of General Growth            Aaa        4,500                              4,606
Properties, Inc. sequential pay Series A-2,
6.602% 12/15/10 (f)

Wells Fargo Capital Markets Apartment            Aaa        1,727                              1,769
Financing Trust Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                            27,094

FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 0.3%



Quebec Province yankee 6.86% 4/15/26 (e)(i)      A2         8,000                              8,273
(Cost $7,698)

SUPRANATIONAL OBLIGATIONS - 0.1%



Inter American Development Bank yankee 6.29%     Aaa        4,000                              4,256
7/16/27 (Cost $3,975)

CERTIFICATES OF DEPOSIT - 0.1%



Canadian Imperial Bank of Commerce, New York                 3,000                             3,049
yankee 6.2% 8/1/00 (Cost $3,005)


CASH EQUIVALENTS - 6.9%

                                                              SHARES

Taxable Central Cash Fund (c) (Cost $209,376)                209,375,876                        209,376

TOTAL INVESTMENT IN SECURITIES - 100%                                                           $ 3,053,974


ACES - Automatic Common Exchange
  Securities
QUIPS - Quarterly Income Preferred    Securities

LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.96%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $96,759,000 or 3.2% of net assets.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY            ACQUISTION DATE  ACQUISITION COST (000S)

Mothers Work, Inc.  6/18/98           1

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment advisor, based pricipally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 20.3% AAA, AA, A 19.3%
Baa         6.4% BBB        7.1%
Ba          1.3% BB         1.3%
B           3.1% B          3.1%
Caa         1.1% CCC        1.0%
Ca, C       0.0% CC, C      0.0%
                 D          0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $2,637,411,000. Net unrealized appreciation aggregated $416,563,000, of which $497,635,000 related to appreciated investment securities and $81,072,000 related to depreciated investment securities.
SECURITY TYPE ABBREVIATIONS
The fund hereby designates approximately $151,292,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE
AMOUNTS)                                 NOVEMBER 30, 1998 OCTOBER 31, 1998

ASSETS

Investment in securities, at value  (cost     $ 3,225,233  $ 3,053,974
$2,716,878 and $2,636,161, respectively) -
See accompanying schedules

Cash                                           1,054        4

Receivable for investments sold                3,151        24,170

Receivable for fund shares sold                2,888        3,318

Dividends receivable                           3,450        2,723

Interest receivable                            14,058       15,387

Other receivables                              344          374

 TOTAL ASSETS                                  3,250,178    3,099,950

LIABILITIES

Payable for investments purchased Regular     $ 9,839      $ 41,890
delivery

 Delayed delivery                              78,160

Payable for fund shares redeemed               7,449        3,913

Accrued management fee                         1,134        1,088

Distribution fees payable                      1,298        1,230

Other payables and accrued expenses            577          573

 TOTAL LIABILITIES                             98,457       48,694

NET ASSETS                                    $ 3,151,721  $ 3,051,256

Net Assets consist of:

Paid in capital                               $ 2,348,639  $ 2,304,183

Undistributed net investment income            13,757       6,423

Accumulated undistributed net realized gain    280,959      322,776
(loss) on investments and foreign currency transactions

Net unrealized appreciation (depreciation)     508,366      417,874
on investments and assets and liabilities in foreign currencies

NET ASSETS                                    $ 3,151,721  $ 3,051,256

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE
AMOUNTS)                             NOVEMBER 30, 1998 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE CLASS    $19.91   $19.25
A: NET ASSET VALUE and redemption price per
share   ($16,859 (divided by) 846.7 shares)
and ($15,517 (divided by) 806   shares),
respectively

Maximum offering price per share (100/94.25    $21.12   $20.42
of $19.91 and $19.25), respectively

CLASS T: NET ASSET VALUE and redemption        $19.96   $19.30
price per share   ($2,993,364 (divided by)
149,980 shares) and   ($2,903,025 (divided
by) 150,451 shares), respectively

Maximum offering price per share (100/96.50    $20.68   $20.00
of  $19.96 and $19.30), respectively

CLASS B: NET ASSET VALUE and offering price    $19.86   $19.21
per share   ($57,263 (divided by) 2,883
shares) A and ($51,226 (divided by) 2,666 shares) A, respectively

CLASS C: NET ASSET VALUE and offering price    $19.88   $19.22
per share ($21,099 (divided by)   1,061.5
shares) A and ($20,443 (divided by) 1,063.4
shares) A,   respectively

INSTITUTIONAL CLASS: NET ASSET VALUE,          $20.03   $19.35
offering price and redemption price   per
share ($63,136 (divided by) 3,152.1 shares)
and   ($61,045 (divided by) 3,154 shares),
respectively

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS                            ONE MONTH ENDED NOVEMBER 30, 1998  YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                               $ 3,359                            $ 39,312

Interest                                         6,845                              79,524

 TOTAL INCOME                                    10,204                             118,836

EXPENSES

Management fee                                  $ 1,136                            $ 13,701

Transfer agent fees                              479                                5,411

Distribution fees                                1,297                              15,486

Accounting fees and expenses                     67                                 811

Non-interested trustees' compensation            -                                  18

Custodian fees and expenses                      8                                  119

Registration fees                                20                                 109

Audit                                            10                                 93

Legal                                            3                                  14

Interest                                         -                                  16

Reports to shareholders                          -                                  243

Miscellaneous                                    -                                  10

 Total expenses before reductions                3,020                              36,031

 Expense reductions                              (14)                               (366)

                                                 3,006                              35,665

NET INVESTMENT INCOME                            7,198                              83,171

REALIZED AND UNREALIZED GAIN (LOSS)

 Investment securities                           7,154                              324,836

 Foreign currency transactions                   8                                  61

                                                 7,162                              324,897

Change in net unrealized appreciation
(depreciation) on:

 Investment securities                           90,542                             (33,500)

 Assets and liabilities in foreign currencies    (50)                               39

                                                 90,492                             (33,461)

NET GAIN (LOSS)                                  97,654                             291,436

NET INCREASE (DECREASE) IN NET ASSETS           $ 104,852                          $ 374,607
RESULTING  FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                           ONE MONTH ENDED NOVEMBER 30, 1998  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET ASSETS

Operations Net investment income               $ 7,198                            $ 83,171

 Net realized gain (loss)                       7,162                              324,897

 Change in net unrealized appreciation          90,492                             (33,461)
(depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS          104,852                            374,607
RESULTING FROM OPERATIONS

Distributions to shareholders From net          -                                  (86,685)
investment income

 From net realized gain                         -                                  (198,222)

 TOTAL DISTRIBUTIONS                            -                                  (284,907)

Share transactions - net increase (decrease)    (4,387)                            (2,113)

  TOTAL INCREASE (DECREASE) IN    NET ASSETS    100,465                            87,587

NET ASSETS

 Beginning of period                            3,051,256                          2,963,669

 End of period (including undistributed net    $ 3,151,721                        $ 3,051,256
investment income of $13,757, $6,423 and
$9,114, respectively)



AMOUNTS IN THOUSANDS                           YEAR ENDED OCTOBER 31, 1997

INCREASE (DECREASE) IN NET ASSETS

Operations Net investment income               $ 87,934

 Net realized gain (loss)                       229,624

 Change in net unrealized appreciation          251,899
(depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS          569,457
RESULTING FROM OPERATIONS

Distributions to shareholders From net          (90,048)
investment income

 From net realized gain                         (19,449)

 TOTAL DISTRIBUTIONS                            (109,497)

Share transactions - net increase (decrease)    (512,007)

  TOTAL INCREASE (DECREASE) IN    NET ASSETS    (52,047)

NET ASSETS

 Beginning of period                            3,015,716

 End of period (including undistributed net    $ 2,963,669
investment income of $13,757, $6,423 and
$9,114, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                                                               YEARS ENDED OCTOBER 31,

                                            ONE MONTH ENDED NOVEMBER 30, 1998  1998                     1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 19.25                            $ 18.75                  $ 16.04   $ 15.22

Income from Investment Operations

 Net investment income D                     .05                                .53                      .48       .08

 Net realized and unrealized gain (loss)     .61                                1.80                     2.83      .88

 Total from investment operations            .66                                2.33                     3.31      .96

Less Distributions

 From net investment income                  -                                  (.57)                    (.49)     (.14)

 From net realized gain                      -                                  (1.26)                   (.11)     -

 Total distributions                         -                                  (1.83)                   (.60)     (.14)

Net asset value, end of period              $ 19.91                            $ 19.25                  $ 18.75   $ 16.04

TOTAL RETURN B, C                            3.43%                              13.04%                   20.99%    6.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)     $ 17                               $ 16                     $ 8       $ 1

Ratio of expenses to average net assets      1.02% A                            1.05%                    1.41% F   1.50% A, F

Ratio of expenses to average net assets      1.02% A                            1.02% G                  1.40% G   1.49% A, G
after expense reductions

Ratio of net investment income to  average   3.13% A                            2.76%                    2.68%     3.07% A
net assets

Portfolio turnover                           73% A                              85%                      70%       223%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
c TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T

                                             ONE MONTH ENDED NOVEMBER 30,  YEARS ENDED OCTOBER 31,

                                             1998                          1998                     1997     1996      1995

SELECTED PER-SHARE DATA

Net asset value,  beginning of period        $ 19.30                       $ 18.79                  $ 16.07  $ 15.30   $ 14.67

Income from Investment Operations

 Net investment income                        .05 C                         .51 C                    .53 C    .51 C     .59

 Net realized and   unrealized gain (loss)    .61                           1.80                     2.84     .88       .54

 Total from investment   operations           .66                           2.31                     3.37     1.39      1.13

Less Distributions

 From net investment   income                 -                             (.54)                    (.54)    (.59)     (.50)

 In excess of net   investment income         -                             -                        -        -         -

 From net realized gain                       -                             (1.26)                   (.11)    (.03)     -

 Return of capital                            -                             -                        -        -         -

 Total distributions                          -                             (1.80)                   (.65)    (.62)     (.50)

Net asset value,  end of period              $ 19.96                       $ 19.30                  $ 18.79  $ 16.07   $ 15.30

TOTAL RETURN A, B                             3.42%                         12.90%                   21.36%   9.30%     7.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period  (in millions)     $ 2,993                       $ 2,903                  $ 2,901  $ 2,993   $ 3,441

Ratio of expenses to average net assets       1.22% D                       1.16%                    1.17%    1.26%     1.47%

Ratio of expenses to average net assets       1.22% D                       1.15% E                  1.17%    1.25% E   1.46% E
after expense reductions

Ratio of net investment income to average     2.92% D                       2.68%                    2.98%    3.32%     3.99%
net assets

Portfolio turnover                            73% D                         85%                      70%      223%      297%





                                             1994

SELECTED PER-SHARE DATA

Net asset value,  beginning of period        $ 15.91

Income from Investment Operations

 Net investment income                        .38

 Net realized and   unrealized gain (loss)    (.79)

 Total from investment   operations           (.41)

Less Distributions

 From net investment   income                 (.28)

 In excess of net   investment income         (.02)

 From net realized gain                       (.49)

 Return of capital                            (.04)

 Total distributions                          (.83)

Net asset value,  end of period              $ 14.67

TOTAL RETURN A, B                             (2.69)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period  (in millions)     $ 3,129

Ratio of expenses to average net assets       1.59%

Ratio of expenses to average net assets       1.58% E
after expense reductions

Ratio of net investment income to average     3.79%
net assets

Portfolio turnover                            202%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D ANNUALIZED
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS B

                                           ONE MONTH ENDED NOVEMBER 30,  YEARS ENDED OCTOBER 31,

                                           1998                          1998                     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 19.21                       $ 18.71                  $ 16.36

Income from Investment Operations

 Net investment income D                    .04                           .38                      .29

 Net realized and unrealized gain (loss)    .61                           1.81                     2.38

 Total from investment operations           .65                           2.19                     2.67

Less Distributions

 From net investment income                 -                             (.43)                    (.32)

 From net realized gain                     -                             (1.26)                   -

 Total distributions                        -                             (1.69)                   (.32)

Net asset value, end of period             $ 19.86                       $ 19.21                  $ 18.71

TOTAL RETURN B, C                           3.38%                         12.25%                   16.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)    $ 57                          $ 51                     $ 16

Ratio of expenses to average net assets     1.80% A                       1.74%                    2.12% A

Ratio of expenses to average net assets     1.80% A                       1.73% F                  2.11% A, F
after  expense reductions

Ratio of net investment income to average   2.35% A                       2.02%                    1.88% A
net assets

Portfolio turnover                          73% A                         85%                      70%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C
                          ONE MONTH ENDED NOVEMBER 30,  YEAR ENDED OCTOBER 31,

                           1998                          1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 19.22        $ 19.05

Income from Investment Operations

 Net investment income D                    .04            .36

 Net realized and unrealized gain (loss)    .62            1.56

 Total from investment operations           .66            1.92

Less Distributions

 From net investment income                 -              (.49)

 From net realized gain                     -              (1.26)

 Total distributions                        -              (1.75)

Net asset value, end of period             $ 19.88        $ 19.22

TOTAL RETURN B, C                           3.43%          10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)    $ 21           $ 20

Ratio of expenses to average net assets     1.77% A        1.80% A, G

Ratio of expenses to average net assets     1.76% A, F     1.79% A, F
after expense reductions

Ratio of net investment income to average   2.37% A        1.89% A
net assets

Portfolio turnover                          73% A          85%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                            ONE MONTH ENDED NOVEMBER 30,  YEARS ENDED OCTOBER 31,

                                            1998                          1998                     1997     1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning of period       $ 19.35                       $ 18.85                  $ 16.11  $ 15.40   $ 15.23

Income from Investment Operations

 Net investment income                       .05 D                         .60 D                    .61 D    .54 D     .25

 Net realized and unrealized  gain (loss)    .63                           1.81                     2.86     .87       .09

 Total from investment   operations          .68                           2.41                     3.47     1.41      .34

Less Distributions

 From net investment income                  -                             (.65)                    (.62)    (.67)     (.17)

 From net realized gain                      -                             (1.26)                   (.11)    (.03)     -

 Total distributions                         -                             (1.91)                   (.73)    (.70)     (.17)

Net asset value, end of period              $ 20.03                       $ 19.35                  $ 18.85  $ 16.11   $ 15.40

TOTAL RETURN B, C                            3.51%                         13.45%                   21.97%   9.41%     2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)     $ 63                          $ 61                     $ 39     $ 22      $ 1

Ratio of expenses to  average net assets     .66% A                        .65%                     .69%     1.06%     .92% A, F

Ratio of expenses to average net assets      .66% A                        .63% G                   .69%     1.03% G   .91% A, G
after expense reductions

Ratio of net investment income to average    3.48% A                       3.15%                    3.42%    3.54%     4.54% A
net assets

Portfolio turnover                           73% A                         85%                      70%      223%      297%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the periods ended November 30, 1998 and October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on November 3, 1997. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on May 13, 1998, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series I, effective on or about February 26, 1999. Effective November 30, 1998, the Board of Trustees approved a change in the fiscal year-end of the fund to November 30. Accordingly, the financial statements of the fund are presented as of and for the year ended October 31, 1998 and as of and for the one-month period ended November 30, 1998. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED each period's end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of each period, the fund had $1,000 invested in restricted securities.
3. PURCHASES AND SALES OF INVESTMENTS.
For the one month period ended November 30, 1998, purchases and sales of securities, other than short-term securities, aggregated $239,482,000 and $167,735,000, respectively, of which U.S. government and government agency obligations aggregated $121,356,000 and $130,743,000, respectively.
3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED
For the year ended October 31, 1998, purchases and sales of securities, other than short-term securities, aggregated $2,540,272,000 and $2,881,243,000, respectively, of which U.S.
government and government agency obligations aggregated $781,296,000 and $864,368,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the periods. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the periods, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the one month period ended November 30, 1998, the management fee was equivalent to an annualized rate of .46% of average net assets. For the year ended October 31, 1998, the management fee was equivalent to an annual rate of .44% of average net assets .
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the periods, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the periods, each class paid FDC the following amounts, a portion of which was retained by FDC:

          ONE MONTH ENDED  NOVEMBER 30, 1998                   YEAR ENDED  OCTOBER 31, 1998

          PAID TO FDC                         RETAINED BY FDC  PAID TO FDC                   RETAINED BY FDC

CLASS A   $ 3,000                             $ 0              $ 29,000                      $ 0

CLASS T    1,232,000                           22,000           15,039,000                    139,000

CLASS B    45,000                              34,000           323,000                       242,000

CLASS C    17,000                              17,000           95,000                        95,000

          $ 1,297,000                         $ 73,000         $ 15,486,000                  $ 476,000


Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the periods, the following amounts were paid to third parties under the
Plans:
                      NOVEMBER 30, 1998  OCTOBER 31, 1998

CLASS A               $ 0                $ 5,000

CLASS T                25,000             450,000

CLASS B                1,000              9,000

CLASS C                0                  6,000

INSTITUTIONAL CLASS    1,000              12,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the periods, sales charge amounts paid to and retained by FDC were as follows:

          ONE MONTH ENDED  NOVEMBER 30, 1998                   YEAR ENDED  OCTOBER 31, 1998

          PAID TO FDC                         RETAINED BY FDC  PAID TO FDC                   RETAINED BY FDC

CLASS A   $ 22,000                            $ 9,000          $ 173,000                     $ 57,000

CLASS T    58,000                              21,000           940,000                       263,000

CLASS B    10,000                              10,000*          48,000                        48,000*

CLASS C    1,000                               1,000*           6,000                         6,000 *

          $ 91,000                            $ 41,000         $ 1,167,000                   $ 374,000


* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the periods, the following amounts were paid to FIIOC:

                      ONE MONTH ENDED  NOVEMBER 30, 1998                            YEAR ENDED  OCTOBER 31, 1998

                      AMOUNT                              % OF AVERAGE NET ASSETS*  AMOUNT

CLASS A               $ 3,000                              .26                      $ 26,000

CLASS T                454,000                             .19                       5,221,000

CLASS B                10,000                              .25                       78,000

CLASS C                4,000                               .21                       19,000

INSTITUTIONAL CLASS    8,000                               .16                       67,000

                      $ 479,000                                                     $ 5,411,000





                      % OF AVERAGE NET ASSETS

CLASS A                .23

CLASS T                .17

CLASS B                .24

CLASS C                .19 *

INSTITUTIONAL CLASS    .14




* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $7,000 and $334,000 for the periods ended November 30, 1998 and October 31, 1998, respectively.
5. INTERFUND LENDING PROGRAM.
During the fiscal year ended October 31, 1998, the fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $33,770,000 and $24,426,000, respectively. The weighted average interest rate was 5.70%. Interest expense includes $8,000 paid under the interfund lending program.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time.
For the fiscal year ended October 31, 1998, the maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $12,591,000. The weighted average interest rate was 5.94%. Interest expense includes $8,000 paid under the bank borrowing program.
7. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class. For the fiscal year ended October 31, 1998, amounts reimbursed were as follows:
                       FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A                1.05%                    $ 0

CLASS T                1.30%                     0

CLASS B                1.80%                     0

CLASS C                1.80%                     2,000

INSTITUTIONAL CLASS    .80%                      0

                                                $ 2,000

Effective December 1, 1998, these expense limitations were eliminated. FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the periods ended November 30, 1998 and October 31, 1998, the fund's expenses were reduced by $14,000 and $345,000, respectively, under this arrangement.
7. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. For the periods ended November 30, 1998 and October 31, 1998, the fund's custodian fees were reduced by $0 and $16,000, respectively, under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

                      TRANSFER AGENT CREDITS NOVEMBER 30, 1998  TRANSFER AGENT CREDITS OCTOBER 31, 1998

CLASS A               $ -                                       $ 1,000

INSTITUTIONAL CLASS    -                                         2,000

                      $ -                                       $ 3,000


8. BENEFICIAL INTEREST.
For the periods ended November 30, 1998 and October 31, 1998, one shareholder was record owner of approximately 18.2% of the total outstanding shares of the fund.
9. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        ONE MONTH ENDED    YEARS ENDED

                            NOVEMBER 30, 1998  OCTOBER 31, 1998 A  OCTOBER 31, 1997 B

FROM NET INVESTMENT INCOME

Class A                     $ -                $ 338               $ 111

Class T                      -                  83,919              88,845

Class B                      -                  696                 137

Class C                      -                  203                 -

Institutional Class          -                  1,529               955

Total                       $ -                $ 86,685            $ 90,048

FROM NET REALIZED GAIN

Class A                     $ -                $ 553               $ 12

Class T                      -                  193,978             19,290

Class B                      -                  1,214               -

Class C                      -                  13                  -

Institutional Class          -                  2,464               147

Total                       $ -                $ 198,222           $ 19,449

Total                       $ -                $ 284,907           $ 109,497


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
10. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS              SHARES

                                  ONE MONTH  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                                  1998       1998 A                  1997 B



CLASS A Shares sold                55         505                     398

Reinvestment of distributions      -          45                      7

Shares redeemed                    (14)       (147)                   (75)

Net increase (decrease)            41         403                     330

CLASS T Shares sold                1,793      25,522                  26,574

Reinvestment of distributions      -          14,265                  5,886

Shares redeemed                    (2,264)    (43,766)                (64,227)

Net increase (decrease)            (471)      (3,979)                 (31,767)

CLASS B Shares sold                246        2,157                   1,099

Reinvestment of distributions      -          93                      7

Shares redeemed                    (29)       (437)                   (253)

Net increase (decrease)            217        1,813                   853

CLASS C Shares sold                47         1,132                   -

Reinvestment of distributions      -          9                       -

Shares redeemed                    (49)       (78)                    -

Net increase (decrease)            (2)        1,063                   -

INSTITUTIONAL CLASS Shares sold    47         2,017                   1,168

Reinvestment of distributions      -          209                     60

Shares redeemed                    (49)       (1,137)                 (517)

Net increase (decrease)            (2)        1,089                   711


 A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
 B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
10. SHARE TRANSACTIONS - CONTINUED

AMOUNTS IN THOUSANDS              DOLLARS

                                  ONE MONTH  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                                  1998       1998 A                  1997 B



CLASS A Shares sold               $ 1,069    $ 9,665                 $ 7,127

Reinvestment of distributions      -          832                     117

Shares redeemed                    (275)      (2,810)                 (1,376)

Net increase (decrease)           $ 794      $ 7,687                 $ 5,868

CLASS T Shares sold               $ 35,217   $ 487,737               $ 469,471

Reinvestment of distributions      -          263,355                 101,958

Shares redeemed                    (44,571)   (837,890)               (1,117,978)

Net increase (decrease)           $ (9,354)  $ (86,798)              $ (546,549)

CLASS B Shares sold               $ 4,821    $ 41,474                $ 20,123

Reinvestment of distributions      -          1,711                   128

Shares redeemed                    (572)      (8,440)                 (4,772)

Net increase (decrease)           $ 4,249    $ 34,745                $ 15,479

CLASS C Shares sold               $ 924      $ 21,768                $ -

Reinvestment of distributions      -          173                     -

Shares redeemed                    (973)      (1,484)                 -

Net increase (decrease)           $ (49)     $ 20,457                $ -

INSTITUTIONAL CLASS Shares sold   $ 933      $ 39,736                $ 21,544

Reinvestment of distributions      -          3,869                   1,061

Shares redeemed                    (960)      (21,809)                (9,410)

Net increase (decrease)           $ (27)     $ 21,796                $ 13,195


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
11. REGISTRATION FEES.
For the periods, each class paid the following amounts to register its shares for sale:

                      ONE MONTH ENDED NOVEMBER 30, 1998  YEAR ENDED OCTOBER 31, 1998



CLASS A               $ -                                $ 8,000

CLASS T                20,000                             64,000

CLASS B                -                                  10,000

CLASS C                -                                  15,000

INSTITUTIONAL CLASS    -                                  12,000

                      $ 20,000                           $ 109,000


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Balanced Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund (a fund of Fidelity Advisor Series II) at November 30, 1998 and October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Balanced Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 and October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 4, 1999

DISTRIBUTIONS

The Board of Trustees of Fidelity Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
INSTITUTIONAL CLASS
PAY DATE      12/8/97 12/7/98
RECORD DATE   12/5/97 12/4/98
DIVIDENDS     $.18    $.16
SHORT-TERM
CAPITAL GAINS $.60    $.04
LONG-TERM
CAPITAL GAINS $.66    $1.69
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     52.54%  -
 20% rate     47.46%  100%

A total of 2.35% of the dividends distributed during the fiscal year ended October 31, 1998, was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 19% of Institutional Class' dividends distributed during the fiscal year ended October 31, 1998, qualifies for the dividends-received deductions for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.
INVESTMENT ADVISER
Fidelity Management &
Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Richard C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Kevin Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Richard C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY

AIGI-ANN-0199   67050
1.538596.101


(FIDELITY LOGO)
(registered trademark)